     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 23, 2002

                                             1933 ACT REGISTRATION NO. 333-52194
                                             1940 ACT REGISTRATION NO. 811-08559
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                       POST-EFFECTIVE AMENDMENT NO. 3 TO
                             REGISTRATION STATEMENT
                                       ON
                                    FORM S-6


               FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                    OF SECURITIES OF UNIT INVESTMENT TRUSTS
                           REGISTERED ON FORM N-8B-2

                    LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM
                            VARIABLE LIFE ACCOUNT M

                           (EXACT NAME OF REGISTRANT)

                   LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

                              (NAME OF DEPOSITOR)


               100 Madison Street, Suite 1860, Syracuse, NY 13202
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)


               Depositor's Telephone Number, including Area Code

                                 (888) 223-1860


       Robert O. Sheppard, Esquire                    COPY TO:
Lincoln Life & Annuity Company of New York    Christine S. Frederick,
      100 Madison Street, Suite 1860                  Esquire
            Syracuse NY 13202                The Lincoln National Life
 (NAME AND ADDRESS OF AGENT FOR SERVICE)         Insurance Company
                                                 350 Church Street
                                                 Hartford, CT 06103


                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
                 As soon as practicable after effective date of
              Registration Statement, and continuously thereafter.

  INDEFINITE NUMBER OF UNITS OF INTEREST IN VARIABLE LIFE INSURANCE CONTRACTS
                     (TITLE OF SECURITIES BEING REGISTERED)


    An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24f-2 for Registrant, for the fiscal year ending December 31, 2001 was filed March 27, 2002.


    It is proposed that this filing will become effective:
    / / immediately on filing pursuant to Rule 485(b)

    /X/ on May 1, 2002, pursuant to Rule 485(b)

    / / 60 days after filing pursuant to Rule 485(a)

                             CROSS REFERENCE SHEET
                            (RECONCILIATION AND TIE)
                     REQUIRED BY INSTRUCTION 4 TO FORM S-6


ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  1                            Cover Page; Highlights

  2                            Cover Page

  3                            *

  4                            Distribution of Policies

  5                            LLANY, the Separate Account and the General
                               Account

  6(a)                         LLANY, the Separate Account and the General
                               Account

  6(b)                         *

  9                            Legal Proceedings

  10(a)-(c)                    Right-to-Examine Period; Policy Liquidity; Policy
                               Values Reports to Owners; Registration Statement

  10(d)                        Policy Liquidity; Policy Values, Transfers and
                               Allocation Among Accounts

  10(e)                        Lapse and Reinstatement

  10(f)                        Funds -- Voting Rights

  10(g)-(h)                    LLANY, the Separate Account and the General
                               Account; Funds -- Substitution of Securities

  10(i)                        Premium Features; Transfers and Allocation Among
                               Accounts; Death Benefits; Policy Values; Tax
                               Issues; Payment of Death Benefit Proceeds

  11                           Cover Page; Funds

  12                           Funds; Financial Statements

  13                           Highlights; Charges and Fees

  14                           Application; Right-to-Examine Period; The Policy

  15                           Premium Features; Right-to Examine Period;
                               Transfers and Allocation Among Accounts

  16                           LLANY, the Separate Account and the General
                               Account; Funds

  17                           Policy Liquidity; Transfers and Allocation Among
                               Accounts

  18                           LLANY, the Separate Account and the General
                               Account; Policy Values; Financial Statements

  19                           Reports to Owners

  20                           *

  21                           Policy Liquidity -- Policy Loans

  22                           LLANY, the Separate Account and the General
                               Account

  23                           State Regulation

  24                           Other Policy Provisions

  25                           LLANY, the Separate Account and the General
                               Account

ITEM OF FORM N-8B-2            LOCATION IN PROSPECTUS
-------------------            ----------------------
  26                           Highlights; Charges and Fees; Financial
                               Statements

  27                           LLANY, the Separate Account and the General
                               Account

  28                           Directors and Officers of LLANY

  29                           LLANY, the Separate Account and the General
                               Account

  30                           *

  31                           *

  32                           *

  33                           *

  34                           *

  35                           Distribution of Policies

  36                           *

  37                           *

  38                           Distribution of Policies

  39                           Distribution of Policies

  40                           *

  41(a)                        Distribution of Policies

  42                           *

  43                           *

  44                           Funds; Premium Features; Policy Values;
                               Highlights; Financial Statements

  45                           *

  46                           Policy Liquidity; Policy Values; Charges and
                               Fees; Transfers and Allocation Among Accounts

  47                           LLANY, the Separate Account and the General
                               Account; Funds; Policy Values; Transfers and
                               Allocation Among Accounts

  48                           *

  49                           *

  50                           LLANY, the Separate Account and the General
                               Account

  51                           Cover Page; Highlights; Death Benefits;
                               Beneficiary; Lapse and Reinstatement; Premium
                               Features; Financial Statements; Transfers and
                               Allocation Among Accounts

  52                           Funds

  53                           Tax Issues

  54                           *

  55                           *


* Not Applicable

                                  PROSPECTUS 1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M


HOME OFFICE LOCATION:                              ADMINISTRATIVE OFFICE:
100 MADISON STREET                                 PERSONAL SERVICE CENTER MVLI
SUITE 1860                                         350 CHURCH STREET
SYRACUSE, NY 13202                                 HARTFORD, CT 06103-1106
(888) 223-1860                                     (800) 444-2363


--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

This Prospectus describes LVUL(DB), a flexible premium variable life insurance contract (the "Policy"), offered by Lincoln Life & Annuity Company of New York ("LLANY," "we," "our" or "us").

The Policy features include: flexible premium payments; a choice of one of two death benefit options; a choice of underlying investment options.


It may not be advantageous to replace existing insurance or annuity contract or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.


The Policy described in this prospectus is available only in New York.


You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each Sub-Account invests in Funds offered through the following:



                - AIM VARIABLE INSURANCE FUNDS



                - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



                - AMERICAN FUNDS INSURANCE SERIES



                - BARON CAPITAL FUNDS TRUST



                - DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND)



                - FIDELITY VARIABLE INSURANCE PRODUCTS



                - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



                - JANUS ASPEN SERIES



                - LINCOLN NATIONAL FUNDS



                - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST



                - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



                - PUTNAM VARIABLE TRUST



                - SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT
                  FUNDS TRUST)



Refer to the "Funds" section of this Prospectus for detail on the particular Funds offered in each Sub-Account.


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                         Prospectus dated: May 1, 2002

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
HIGHLIGHTS............................       3
  Initial Choices To Be Made..........       3
  Death Benefit.......................       3
  Amount of Premium Payments..........       4
  Selection of Funding Vehicles.......       4
  Insurance Charges and Fees..........       5
  Fund Expenses.......................       5
  Changes in Specified Amount.........      10
LLANY, THE SEPARATE ACCOUNT AND THE
 GENERAL ACCOUNT......................      10
BUYING VARIABLE LIFE INSURANCE........      12
  Replacements........................      13
APPLICATION...........................      13
OWNERSHIP.............................      14
BENEFICIARY...........................      14
THE POLICY............................      14
  Policy Specifications...............      15
PREMIUM FEATURES......................      15
  Planned Premiums; Additional
   Premiums...........................      15
    Limits on Right to Make Payments
     of Additional and Planned
     Premiums.........................      15
    Premium Load; Net Premium
     Payment..........................      16
RIGHT-TO-EXAMINE PERIOD...............      16
TRANSFERS AND ALLOCATION AMONG
 ACCOUNTS.............................      16
  Allocation of Net Premium
   Payments...........................      16
  Transfers...........................      16
  Limits on Frequent Transfers........      17
  Optional Sub-Account Allocation
   Programs...........................      17
    Dollar Cost Averaging.............      17
    Automatic Rebalancing.............      18
POLICY VALUES.........................      18
  Valuation--Fixed Account and
   Separate Account...................      18
  Allocation of Premium Payments to
   Separate Account...................      19
  Fixed Account and Loan Account
   Value..............................      20
  Accumulation Value..................      20
  Net Accumulation Value..............      20
FUNDS.................................      20
  Substitution of Securities..........      25
  Voting Rights.......................      26
  Fund Participation Agreements.......      26
CHARGES AND FEES......................      26
  Premium Charge......................      26
  Deductions Made Monthly.............      26
    Administrative Expenses...........      27
    Cost of Insurance Charge..........      27
  Mortality and Expense Risk Charge...      27
  Surrender Charges...................      28
  Reduction of Charges -- Purchases on
   a Case Basis; Exchanges............      28
  Transaction Fee for Excess
   Transfers..........................      29
DEATH BENEFITS........................      29
  Death Benefit Options...............      29
  Changes in Death Benefit Options and
   Specified Amount...................      30
  Federal Income Tax Definition of
   Life Insurance.....................      31



CONTENTS                                  PAGE
--------                                  ----
NOTICE OF DEATH OF INSURED............      31
PAYMENT OF DEATH BENEFIT PROCEEDS.....      31
  Settlement Options..................      31
POLICY LIQUIDITY......................      32
  Policy Loans........................      32
  Partial Surrender...................      33
  Surrender of the Policy.............      33
    Surrender Value...................      34
  Deferral of Payment and Transfers...      34
ASSIGNMENT; CHANGE OF OWNERSHIP.......      34
LAPSE AND REINSTATEMENT...............      34
  Lapse of a Policy...................      34
  No Lapse Provision..................      35
  Reinstatement of a Lapsed Policy....      35
COMMUNICATIONS WITH LLANY.............      36
  Proper Written Form.................      36
  Receipt of Written Communications...      36
  Telephone and Other Electronic
   Communications.....................      36
OTHER POLICY PROVISIONS...............      37
  Issuance............................      37
  Date of Coverage....................      37
  Incontestability....................      37
  Misstatement of Age or Gender.......      37
  Suicide.............................      37
  Nonparticipating Policies...........      37
  Riders..............................      37
TAX ISSUES............................      38
  Taxation of Life Insurance Contracts
   in General.........................      38
  Policies Which Are MECS.............      39
  Policies Which Are Not MECS.........      40
  Other Considerations................      40
  Tax Status of LLANY.................      41
FAIR VALUE OF THE POLICY..............      41
DIRECTORS AND OFFICERS OF LLANY.......      42
DISTRIBUTION OF POLICIES..............      43
CHANGES OF INVESTMENT POLICY..........      44
STATE REGULATION......................      44
REPORTS TO OWNERS.....................      44
ADVERTISING...........................      45
LEGAL PROCEEDINGS.....................      45
EXPERTS...............................      45
REGISTRATION STATEMENT................      45
APPENDIX 1: MONTHLY CHARGES...........      46
APPENDIX 2: GUARANTEED MAXIMUM COST OF
 INSURANCE RATES......................      47
APPENDIX 3: ILLUSTRATION OF MAXIMUM
 SURRENDER CHARGES....................      48
APPENDIX 4: CORRIDOR PERCENTAGES......      50
APPENDIX 5: ILLUSTRATION OF
 ACCUMULATION VALUES, SURRENDER VALUES
 AND DEATH BENEFIT PROCEEDS...........      51
FINANCIAL STATEMENTS..................
  Separate Account....................     M-1
  Lincoln Life & Annuity Company of
   New York...........................     S-1

HIGHLIGHTS

                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select. Review this Prospectus and the Funds Prospectus to achieve a clear understanding of any fund you are considering.


                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of LLANY.

                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. LLANY reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:

                    1) one of the two Death Benefit Options;
                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.


                    We may offer you riders from time to time. These may alter the benefits or charges in the Policy. They may have tax consequences to you. See page 37.


                    DEATH BENEFIT

                    The Death Benefit is the amount LLANY pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. LLANY calculates the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of two Death Benefit Options:


                    1) the Specified Amount (as explained in the Death Benefits section on page 29), as found on the Policy's Specification Page; or

                    2) the sum of the Specified Amount and the Net Accumulation Value (as explained in the Policy Values section on page 18 and the Net Accumulation Value Section on page 20).



                    You may also choose a ten-year "No Lapse Provision". See page 35.


                    If you have borrowed against your Policy or surrendered a portion of your Policy, your Death Benefit will be reduced by the Loan Account balance, by any loan interest accrued, but not yet charged, and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT


                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 15.



                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the Cost of Insurance (see page 27) increase as the Insured gets older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. See page 35.



                    When you first receive your Policy you will have 10 days (60 days for a replacement policy) to look it over. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. Your Initial Premium Payment, net of charges and fees, will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. See page 16.


                    SELECTION OF FUNDING VEHICLES

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the Policy. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should carefully read each Fund's prospectus before making your decision.


                    You must choose the Sub-Accounts in which you want to place your Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. You may also place your Net Premium Payment or part of it into the Fixed Account. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 20.


                    You may also use LLANY's Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of LLANY's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.


                    Interest beyond 4% is credited at LLANY's discretion. For additional information on the Fixed Account, see page 11.

                    INSURANCE CHARGES AND FEES


                    LLANY may profit from any of these charges, including mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

                    DEDUCTION FROM PREMIUM PAYMENTS. We deduct a premium charge of 5% from each Premium Payment.

                    MONTHLY DEDUCTION. There is a Monthly Deduction which includes administrative expenses, a cost of insurance charge and charges for riders that are placed on your policy.

                        ADMINISTRATIVE EXPENSES. We deduct a flat dollar Monthly Deduction of $10 for administrative expenses.


                        In addition, for the first two Policy Years, we deduct a monthly charge per $1,000 of Specified Amount. This monthly charge will vary with the insured's age as described on page 27 and as shown in Appendix 1. This monthly charge also applies, for 24 months, to any increase in Specified Amount.


                        The maximum for this additional monthly charge would be $0.4242 per $1,000 of Specified Amount. This would apply only if the insured's age as of the birth date nearest the Policy's issue date (or increase in specified amount) is 81 or older.

                        COST OF INSURANCE CHARGE. A monthly deduction is made for the Cost of Insurance charge. This charge varies by policy duration and insured's age, gender and premium class. The maximum monthly deductions are listed in Appendix 2.

                    Mortality and Expense Risk Charge. We make daily charges against the Separate Account for mortality and expense risk. This charge is guaranteed at an annual rate of 0.90% for Policy Years 1-19 and 0.20% for Policy Years 20 and beyond.

                    Transfer Charge. Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.


                    SURRENDER CHARGES. FULL SURRENDER. If you totally surrender your Policy within the first 15 Policy Years, the Surrender Charge is the amount retained by us. Calculation of the maximum Surrender Charge is described in Appendix 3. This charge is based on age, gender and policy duration. The maximum Surrender Charge will never exceed $46.82 per $1,000 of Specified Amount. PARTIAL SURRENDER. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn, not to exceed $25. See page 33.



                    Loans. You may borrow within described limits against the Policy. If you borrow against your Policy, interest will be charged on the Loan Account Value at an annual interest rate of 8%. As a benefit to you Lincoln Life will credit interest of 7% per year on the Loan Account Value. See page 32.



                    Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.



                    REDUCTION OF CHARGES. Charges and fees may be reduced in some circumstances. See page 28.


                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.

                            PORTFOLIO EXPENSE TABLE


                                                                                             TOTAL
                                                                                             ANNUAL
                                                                                              FUND
                                                                                           OPERATING                   TOTAL FUND
                                                                                            EXPENSES      TOTAL        OPERATING
                                                                                            WITHOUT      WAIVERS     EXPENSES WITH
                                                       MANAGEMENT     12B-1      OTHER     WAIVERS OR      AND        WAIVERS AND
                                      FUND               FEES(1)       FEES     EXPENSES   REDUCTIONS   REDUCTIONS   REIMBURSEMENTS
                            -------------------------  -----------   --------   --------   ----------   ----------   --------------
                            AIM V.I. Growth Fund
                              (Series I).............     0.62%         N/A       0.26%       0.88%          N/A          0.88%
                            AIM V.I. International
                              Growth Fund
                              (Series I) (2).........     0.73          N/A       0.32        1.05           N/A          1.05
                            AIM V.I. Premier Equity
                              Fund
                              (Series I) (2).........     0.60          N/A       0.25        0.85           N/A          0.85
                            Alliance VPS
                              AllianceBernstein Small
                              Cap Value Portfolio
                              (Class A) (3)..........     1.00          N/A       1.65        2.65         (1.45%)        1.20
                            Alliance VPS Growth and
                              Income Portfolio
                              (Class A)..............     0.63          N/A       0.04        0.67           N/A          0.67
                            Alliance VPS Premier
                              Growth Portfolio
                              (Class A)..............     1.00          N/A       0.04        1.04           N/A          1.04
                            Alliance VPS Technology
                              Portfolio (Class A)....     1.00          N/A       0.08        1.08           N/A          1.08
                            AFIS Global Small
                              Capitalization Fund
                              (Class 2)..............     0.80         0.25%      0.03        1.08           N/A          1.08
                            AFIS Growth Fund
                              (Class 2)..............     0.37         0.25       0.01        0.63           N/A          0.63
                            AFIS Growth-Income Fund
                              (Class 2)..............     0.33         0.25       0.02        0.60           N/A          0.60
                            AFIS International Fund
                              (Class 2)..............     0.55         0.25       0.06        0.86           N/A          0.86
                            Baron Capital Asset
                              Fund -- (Insurance
                              Shares) (4)............     1.00         0.25       0.34        1.59        (0.09)          1.50
                            Delaware VIP Devon
                              Series (Standard
                              Class) (5).............     0.65          N/A       0.07        0.72           N/A          0.72
                            Delaware VIP Emerging
                              Markets Series
                              (Standard
                              Class) (6).............     1.25          N/A       0.20        1.45           N/A          1.45
                            Delaware VIP High Yield
                              Series (Standard
                              Class) (7).............     0.65          N/A       0.14        0.79           N/A          0.79
                            Delaware VIP Large Cap
                              Value Series (Standard
                              Class) (8).............     0.65          N/A       0.08        0.73        (0.05)          0.68
                            Delaware VIP REIT
                              Series (Standard
                              Class) (9).............     0.75          N/A       0.14        0.89           N/A          0.89
                            Delaware VIP Small Cap
                              Value Series (Standard
                              Class) (10)............     0.75          N/A       0.11        0.86           N/A          0.86
                            Delaware VIP Trend
                              Series (Standard
                              Class) (11)............     0.74          N/A       0.16        0.90           N/A          0.90
                            Delaware VIP U.S. Growth
                              Series (Standard
                              Class) (12)............     0.65          N/A       0.21        0.86        (0.06)          0.80
                            Fidelity VIP Contrafund
                              Portfolio (Service
                              Class) (13)............     0.58         0.10       0.10        0.78           N/A          0.78
                            Fidelity VIP Growth
                              Portfolio (Service
                              Class) (13)............     0.58         0.10       0.10        0.78           N/A          0.78
                            Fidelity VIP Growth
                              Opportunities Portfolio
                              (Service
                              Class) (13)............     0.58         0.10       0.11        0.79           N/A          0.79
                            Fidelity VIP High Income
                              Portfolio (Service
                              Class).................     0.58         0.10       0.13        0.81           N/A          0.81

                                                                                             TOTAL
                                                                                             ANNUAL
                                                                                              FUND
                                                                                           OPERATING                   TOTAL FUND
                                                                                            EXPENSES      TOTAL        OPERATING
                                                                                            WITHOUT      WAIVERS     EXPENSES WITH
                                                       MANAGEMENT     12B-1      OTHER     WAIVERS OR      AND        WAIVERS AND
                                      FUND               FEES(1)       FEES     EXPENSES   REDUCTIONS   REDUCTIONS   REIMBURSEMENTS
                            -------------------------  -----------   --------   --------   ----------   ----------   --------------
                            Fidelity VIP Overseas
                              Portfolio (Service
                              Class) (13)............     0.73%        0.10%      0.20%       1.03%          N/A          1.03%
                            FTVIP Templeton Foreign
                              Securities Fund
                              (Class 2) (14,15)......     0.69         0.25       0.22        1.16         (0.01%)        1.15
                            FTVIP Templeton Growth
                              Securities Fund
                              (Class 2) (15,16)......     0.80         0.25       0.05        1.10           N/A          1.10
                            FTVIP Franklin Small Cap
                              Fund
                              (Class 1) (17).........     0.53          N/A       0.31        0.84        (0.08)          0.76
                            Janus Aspen
                              Series Aggressive
                              Growth Portfolio
                              (Service Shares).......     0.65         0.25       0.02        0.92           N/A          0.92
                            Janus Aspen
                              Series Balanced
                              Portfolio
                              (Institutional
                              Shares)................     0.65          N/A       0.01        0.66           N/A          0.66
                            Janus Aspen
                              Series Global
                              Technology Portfolio
                              (Service Shares).......     0.65         0.25       0.05        0.95           N/A          0.95
                            Janus Aspen
                              Series Worldwide
                              Growth Portfolio
                              (Institutional
                              Shares)................     0.65          N/A       0.04        0.69           N/A          0.69
                            LN Aggressive Growth
                              Fund, Inc..............     0.72          N/A       0.09        0.81           N/A          0.81
                            LN Bond Fund, Inc........     0.42          N/A       0.11        0.53           N/A          0.53
                            LN Capital Appreciation
                              Fund, Inc..............     0.72          N/A       0.06        0.78           N/A          0.78
                            LN Equity Income
                              Fund, Inc..............     0.73          N/A       0.07        0.80           N/A          0.80
                            LN Global Asset
                              Allocation
                              Fund, Inc..............     0.73          N/A       0.23        0.96           N/A          0.96
                            LN International
                              Fund, Inc..............     0.84          N/A       0.15        0.99           N/A          0.99
                            LN Money Market
                              Fund, Inc..............     0.45          N/A       0.09        0.54           N/A          0.54
                            LN Social Awareness
                              Fund, Inc..............     0.34          N/A       0.06        0.40           N/A          0.40
                            MFS-Registered Trademark-
                              VIT Capital
                              Opportunities Series
                              (Initial
                              Class) (18,19).........     0.75          N/A       0.21        0.96        (0.05)          0.91
                            MFS-Registered Trademark-
                              VIT Emerging Growth
                              Series (Initial
                              Class) (18)............     0.75          N/A       0.12        0.87           N/A          0.87
                            MFS-Registered Trademark-
                              VIT Total Return Series
                              (Initial
                              Class) (18)............     0.75          N/A       0.14        0.89           N/A          0.89
                            MFS-Registered Trademark-
                              VIT Utilities Series
                              (Initial
                              Class) (18)............     0.75          N/A       0.18        0.93           N/A          0.93
                            Neuberger Berman AMT Mid-
                              Cap Growth Portfolio...     0.84          N/A       0.07        0.91           N/A          0.91
                            Neuberger Berman AMT
                              Partners Portfolio.....     0.82          N/A       0.05        0.87           N/A          0.87
                            Neuberger Berman AMT
                              Regency Portfolio
                              (20,21)................     0.85          N/A       0.84        1.69        (0.19)          1.50
                            Putnam VT Growth & Income
                              Fund (Class IB)........     0.46         0.25       0.05        0.76           N/A          0.76
                            Putnam VT Health Sciences
                              Fund (Class IB)........     0.70         0.25       0.09        1.04           N/A          1.04
                            Scudder VIT
                            EAFE-Registered Trademark-
                              Equity Index Fund
                              (22)...................     0.45          N/A       0.36        0.81        (0.16)          0.65
                            Scudder VIT Equity 500
                              Index Fund (22)........     0.20          N/A       0.11        0.31        (0.01)          0.30
                            Scudder VIT Small Cap
                              Index Fund (22)........     0.35          N/A       0.28        0.63        (0.18)          0.45


                     ---------------------------------------------------

                     (1) Certain of the Portfolio advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the Policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors. Some advisers pay higher fees than others.



                     (2) Effective May 1, 2002 the following Funds' names will change from AIM V.I. International Equity Fund and AIM V.I. Value Fund to AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.



                     (3) For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses were 0.00%, 0.00%, 0.95% and 0.95%
                           respectively. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.20%. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.00%, 1.65% and 2.65% respectively.



                     (4) The Adviser is contractually obligated to reduce its fee to the extent required to limit Baron Capital Asset Fund's total operating expenses to 1.5% for the first $250 million of assets in the Fund, 1.35% for Fund assets over $250 million and 1.25% for Fund assets over $500 million. Without the expense limitations, total operating expenses for the Fund for the period January 1, 2001 through December 31, 2001 would have been 1.59%.



                     (5) The investment advisor for the Delaware VIP Devon Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective
                           May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



                     (6) The investment advisor for the Delaware VIP Emerging Markets Series is Delaware International Advisers Ltd. ("DIAL"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 1.50%. Effective May 1, 2002 through
                           April 30, 2003, DIAL has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 1.50%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 1.25% on the first $500 million, 1.20% on the next $500 million, 1.15% on the next $1,500 million, 1.10% on assets in excess of $2,500 million, all per year.



                     (7) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective
                           May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



                     (8) The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60%
                           on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.



                     (9) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (10) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (11) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



                     (12) The investment advisor for the Delaware VIP US Growth Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.75%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



                     (13) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.



                     (14) The manager had agreed in advance to make an estimated reduction of 0.01% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 1.16%.



                     (15) The Fund's Class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.



                     (16) The Fund administration fee is paid indirectly through the management fee.



                     (17) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 0.84%.



                     (18) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would be lower for certain series and would equal: 0.86% for Emerging Growth Series; .90% for Capital Opportunities Series; 0.89% for Research Series and Investors Trust Series; 0.88% for Total Return Series; 0.92% for Utilities Series; and 0.90% for Strategic Income Series.



                     (19) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series and Strategic Income Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversee the series.



                     (20) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Balanced, Limited Maturity Bond, Mid-Cap Growth and Partners Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency Portfolio. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been 1.69% for the Regency Portfolio. The expense reimbursement arrangements for the Regency Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



                     (21) The Regency Portfolio commenced operations in August 2001; the expense figures for this Portfolio is estimated.



                     (22) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund and 0.45% of the average daily net assets of the EAFE Equity Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and 0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and 0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.


                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount, chosen by the Policy Owner, is the initial Death Benefit.


                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 30.



                    If your needs should call for you to increase or decrease your Specified Amount at any time, discuss with your financial adviser the appropriateness of this action and of buying the additional coverage in another type of insurance.


LLANY, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT


                    LLANY is a life insurance company founded in New York on June 6, 1996. LLANY is a subsidiary of Lincoln Life. Lincoln Life is one of the largest stock life insurance companies in the United States. Lincoln Life, an Indiana corporation, is owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.

                    Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Account M") is a "separate account" established on November 24, 1997, pursuant to a resolution of the Board of Directors of LLANY. Under New York law, the assets of Account M attributable to the Policies, though LLANY's property, are not chargeable with liabilities of any other business of LLANY and are available first to satisfy LLANY's obligations under the Policies. Account M's income, gains, and losses are credited to or charged against Account M without regard to other income, gains, or losses of LLANY. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day (any day on which the New York Stock Exchange is open and trading is unrestricted), Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve, are described in FUNDS. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements, if in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of LLANY's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.

                    We have assigned full-time staff devoted to the development of Business Continuity Plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We will conduct tests of our capabilities and plans.



                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a Policyholder's account. This means we could refuse to honor requests for transfer, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Policyholder, and held in that account until instructions are received from the appropriate Regulator.


BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision, while in effect, may help assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see TAX ISSUES), an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see DEATH BENEFITS). The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs), as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 5) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS




                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy or annuity contract, an applicant should consider a number of factors to determine whether doing so is in his or her best interest. Will any commission be paid to an agent or any other person with respect to the replacement? Is coverage and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. How much of the surrender charge period under your old policy has elapsed? (Your Policy with us will have a new surrender charge period.) Will the surrender charges under this Policy be lower or higher than under the old Policy? The insurance risk under your Policy with us will not start until the prior policy has been deemed surrendered. If you buy this Policy you should consider these and similar matters before deciding to replace this Policy or to withdraw funds from it.


APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by LLANY.

                    A completed application identifies the prospective Insured and provides sufficient information about the prospective insured to permit LLANY to begin underwriting the risks under the Policy. We require a medical history and examination of the Insured. LLANY may decline to provide insurance, or may place the Insured into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of

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                    Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by age of the Insured at his/her nearest birthday and gender of the Insured.

                    The applicant will initially select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds, the initial face amount (the Initial Specified Amount) of the Death Benefit and which of two methods of computing the Death Benefit is to be used. (See DEATH BENEFITS, Death Benefit Options). The applicant will also indicate both the frequency and amount of Premium Payments, (see PREMIUM FEATURES), and how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See RIGHT-TO-EXAMINE PERIOD).

OWNERSHIP

                    The Owner is the person or persons named as Owner in the application, and on the Date of Issue will usually be identified as Owner in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insured is the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the life of the Insured under applicable state law. The Owner may be the Insured, or any other natural person or non-natural entity.

                    The Owner is entitled to exercise rights under the Policy so long as the Insured is living. These rights include the power to select and change the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner predeceases the Insured, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to LLANY.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant to receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as "Beneficiary" are the Beneficiaries of the Death Benefit under the Policy, unless subsequently changed. Multiple Beneficiaries will be paid in equal shares, otherwise specified to us.

                    Except when LLANY has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while the Insured is living. Any request for a change in the Beneficiary must be in a written form satisfactory to LLANY and submitted to LLANY. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. When LLANY has recorded the change of Beneficiary, it will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect or prejudice LLANY as to any payment made or action taken by LLANY before it was recorded.

                    If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to LLANY. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

THE POLICY

                    The Policy is the life insurance contract described in this Prospectus. The Date of Issue is the date on which LLANY begins life insurance coverage under a Policy, assuming the initial premium has been paid. A Policy Year is each twelve month period, beginning on the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day

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                    of the year the Policy was issued, or the next Valuation Day if that day is not a Valuation Day or is non-existent for that year. On issuance, a life insurance contract (Policy) will be delivered to the Owner. The Owner should promptly review the Policy to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on LLANY's books and records. Mere possession of the Policy does not imply ownership rights. If the Owner loses the Policy, LLANY will issue a replacement on request. LLANY may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a Policy Specifications page, with supporting schedules, stating Policy information including the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insured, the Issue Age, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guaranteed Maximum Cost of Insurance Rates, and the No Lapse Premium.

PREMIUM FEATURES

                    The Policy permits flexible premium payments, meaning that the Owner may select the frequency and the amount of Premium Payments. After the Initial Premium Payment is made there is no minimum premium required, except to maintain the No Lapse Provision. (See LAPSE AND REINSTATEMENT No Lapse Provision). The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions.

                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    Planned Premiums are the amount of premium (as shown in the Policy Specifications) the Applicant chooses to pay LLANY on a scheduled basis. This is the amount for which LLANY sends a premium reminder notice.

                    Any subsequent Premium Payments (Additional Premiums) must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by LLANY. Planned Premiums may be billed annually, semiannually, or quarterly. Pre-authorized automatic Premium Payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied first to reduce Policy Indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and LLANY's right to limit the amount or frequency of Additional Premiums.

                    LLANY may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If LLANY is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                                                                              15
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                    LLANY may also decline any Additional Premium (including
                    Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    LLANY deducts 5% from each Premium Payment. This amount, sometimes referred to as premium load, covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by LLANY. The Premium Payment, net of the premium load, is called the "Net Premium Payment."


RIGHT-TO-EXAMINE PERIOD



                    Your Initial Premium Payment received by LLANY, net of charges and fees, will be allocated to the Money Market Sub-Account on the Date of Issue. Ten (10) days (60 days for a replacement policy) from the Date of Issue, your Money Market Sub-Account value will be automatically allocated among the Sub-Accounts and the Fixed Account as designated by the Owner. If your Policy has been backdated, your Net Premium Payment may be allocated directly into the Sub-Accounts you have selected. Please consult your Registered Representative or LLANY's Administrative Office for the exact number of days before your funds will be moved from the Money Market Sub-Account. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments made.


TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and the Sub-Accounts may be set forth in the application. An Owner may change the allocation of future Net Premium Payments at any time. In any allocation, the amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. LLANY, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the Insured reaches Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.

                    Transfer of amounts from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to 20% of the Fixed Account Value (as of the preceding anniversary of the Date of Issue) to one or more Sub-Accounts. The cumulative amount of transfers from the Fixed Account within any such 30 day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. LLANY reserves the right to impose a $25 fee for each transfer request in excess of 12 requests in any Policy Year. LLANY may further limit transfers from the Fixed Account at any time.


16
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                    Transfers must be made in proper written form, unless the
                    Owner has given written authorization to LLANY to accept telephone transactions. Contact our Administrative Office for authorization forms and information on permitted telephone transactions. You may also send your request by facsimile to the Administrative Office. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM ET) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day.


                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests.



                    LIMITS ON FREQUENT TRANSFERS



                    The Policy is not designed to serve as a vehicle for frequent trading, in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a Fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect Fund performance through asset swings that decrease the Fund's ability to provide maximum investment return to all Policy owners. Accordingly, organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase this Policy.



                    We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:


                    1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and


                    2) Not accepting preauthorized transfer forms from
                       market-timers or other entities acting on behalf of more than one Policy owner at a time.



                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners or harm the Funds.


                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, currently without charge, but may participate in only one program at any time. Transfers under these programs do not count against the 12 transfers per year without charge.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                                                                              17
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                    If the Owner elects Dollar Cost Averaging, the value in the
                    Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. LLANY may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form, or by telephone if adequately authenticated; or (4) if the Policy is surrendered.

                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until you change it. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone if adequately authenticated.

POLICY VALUES

                    The Accumulation Value is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to pay for Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require additional premium payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if additional premium payments must be made to avoid lapse of the Policy.


                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units credited to the Policy, current Accumulation Unit Values, Sub-Account Values, the Fixed Account Value and the Loan Account Value.



                    VALUATION -- FIXED ACCOUNT AND SEPARATE ACCOUNT



                    The portion of a Premium Payment remaining after deduction of the premium charge is the "Net Premium Payment", and is available for allocation to the Fixed Account and/or the Separate Account, at your direction. We credit Net Premium Payments to the Policy as of the date they are received. (See "Communications with LLANY" for an explanation of how we determine when we have "received" a premium payment.)


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                    ALLOCATION OF PREMIUM PAYMENTS TO SEPARATE ACCOUNT



                    NUMBER OF UNITS. When you make premium payments, the portion you allocate to each Sub-Account of the Separate Account is converted into units of measure we call "Variable Accumulation Units". The number of these units we credit to you for each Sub-Account is determined by dividing the amount you allocated to that Sub-Account by the value of a Variable Accumulation Unit for that Sub-Account on the Valuation Day on which the Premium Payment is received at our Administrative Office, if it is received before 4:00 PM, New York time. If received at or after 4:00 PM, New York time, we will use the value of a Variable Accumulation Unit computed on the next Valuation Day.



                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. That value may vary from Valuation Period to Valuation Period to reflect the investment experience of the portfolio or fund used in a particular Sub-Account and fees charged under the Policy.



                    VALUATION DAY; VALUATION PERIOD. Variable Accumulation Units will be valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("Valuation Day"). On any day other than a Valuation Day, the Variable Accumulation Unit value will not change. A "Valuation Period" is the period starting at the close of trading on the NYSE on a Valuation Day, and ending at the close of trading on the next Valuation Day.



                    PER-UNIT VALUATION. To determine your Separate Account Value on each Valuation Day we must first calculate the value of a Variable Accumulation Unit for each Sub-Account. The beginning value for each Sub-Account is established at the inception of the Sub-Account, at an arbitrary amount. Thereafter it may increase or decrease from Valuation Period to Valuation period.



                    We determine each Variable Accumulation Unit value after the first as follows:



                    (1) We calculate the total value of the Fund shares held in the Sub-Account by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and then by adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period;



                    (2) Next, we SUBTRACT the liabilities of the Sub-Account at the end of the Valuation Period. These liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine results from the operation of the Separate Account; and



                    (3) We divide the result by the number of Variable
                        Accumulation Units outstanding at the beginning of the Valuation Period.



                    In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value, on the date of such deduction, equal to the total amount by which the Sub-Account is reduced.


                                                                              19
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                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE

                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to LLANY's General Account through payment of premiums or through transfers from the Separate Account or loans and interest charged. LLANY guarantees the Fixed Account Value.


                    ACCUMULATION VALUE



                    The "Accumulation Value" of a Policy is determined by:



                    (1) multiplying the total number of Variable Accumulation
                        Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value; and



                    (2) if a combination of Sub-Accounts is elected, totaling
                        the resulting values; and



                    (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.


                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS


                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, the investment results may vary.



                    The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.



                    AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



                        AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital.



                        AIM V.I. INTERNATIONAL GROWTH FUND (SERIES I) (FORMERLY AIM V.I. INTERNATIONAL EQUITY FUND): Seeks to provide long-term growth of capital.



                        AIM V.I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V.I. VALUE FUND): Seeks to achieve long-term growth of capital. Income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L.P.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.


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                        GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable
                        current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.



                        PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



                    AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    BARON CAPITAL FUNDS TRUST is advised by BAMCO, Inc.



                        BARON CAPITAL ASSET FUND (INSURANCE SHARES): The investment objective is to purchase stocks, judged by the advisor, to have the potential of increasing their value at least 50% over two subsequent years, although that goal may not be achieved.



                    DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND) is advised by Delaware International Advisers, Ltd. for the Emerging Markets Series, and Delaware Management Company for all of the other Series.



                        DEVON SERIES (STANDARD CLASS): Seeks total return by investing primarily in common stocks that the Investment Manager believes have the potential for above-average earnings per share growth over time combined with a high degree of earnings consistency.

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                        EMERGING MARKETS SERIES (STANDARD CLASS): Seeks
                        long-term capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in investments of emerging market issuers.



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



                        LARGE CAP VALUE SERIES (STANDARD CLASS) (FORMERLY GROWTH AND INCOME SERIES): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciationby investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



                        U.S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



                    FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



                        GROWTH OPPORTUNITIES PORTFOLIO (SERVICE CLASS): Seeks capital growth by investing primarily in common stocks.



                        HIGH INCOME PORTFOLIO (SERVICE CLASS): Seeks high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.

                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Templeton Investment Counsel, LLC for the Templeton Foreign Securities Fund, Templeton Global Advisors Limited for the Templeton Growth Securities Fund, and Franklin Advisers, Inc. for the Franklin Small Cap Fund.



                        TEMPLETON FOREIGN SECURITIES FUND (CLASS 2) (FORMERLY TEMPLETON INTERNATIONAL SECURITIES FUND): Seeks long-term capital growth. Invests primarily in stocks of companies outside the United States, including those in emerging markets.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 2): Seeks long-term capital growth. Invests primarily in stocks of companies of any nations, including those in the U.S. and emerging markets.



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater, at the time of purchase. The fund may continue to hold an investment for furthercapital growth opportunities even if the company is no longer considered a small cap company.



                    JANUS ASPEN SERIES is advised by Janus Capital Management
                    LLC.



                        AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.



                        BALANCED PORTFOLIO (INSTITUTIONAL SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The Portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



                        GLOBAL TECHNOLOGY PORTFOLIO (SERVICE SHARES): Seek long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of companies that the portfolio manager believes will benefit significantly from advances or improvements in technology. It implements this policy by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential.



                        WORLDWIDE GROWTH PORTFOLIO (INSTITUTIONAL SHARES): Seek long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the United States. The Portfolio may at times invest in fewer than five countries or even a single country.



                    LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Management Company.



                        LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



                        LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium and long-term corporate and government bonds.



                        LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



                        LN EQUITY INCOME, INC.: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests mostly in high-income stocks with some high-yielding bonds (including junk bonds).



                        LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U. S. and foreign insurers.



                        LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



                        LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.



                        LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.



                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is advised by Massachusetts Financial Services Company.



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.



                        MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



                        PARTNERS PORTFOLIO: Seeks capital growth by investing mainly in common stocks of mid- to large capitalization established companies using the value-oriented investment approach.



                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTNAM VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income or both.

                        HEALTH SCIENCES (CLASS IB): Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



                    SCUDDER VIT FUNDS TRUST (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST) is advised by Deutsche Asset
                    Management, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



                        EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U. S. companies.



                        SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U. S. companies.



                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Also, take note that during extended periods of low interest rates, the yields of Money Market Sub-accounts may become extremely low, and possibly negative. Please review the prospectuses carefully.


                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select. There is investment performance risk in each of the Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments with prior approval of the New York Insurance Department. The right to select among Funds will be limited by the terms and conditions imposed by LLANY (See Allocation of Net Premium Payments). LLANY may make these changes (including substitutions) for some or all classes of policyholders.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in the judgment of LLANY, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; LLANY may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute Funds may have higher charges than the Funds being replaced.

                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

                    VOTING RIGHTS

                    LLANY will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. LLANY will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Fund not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, LLANY has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, LLANY must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, LLANY may be compensated by the Fund at annual rates of between .10% and .35% of the assets attributable to the Policies.


CHARGES AND FEES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. See "Fund Expenses".

                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. LLANY may profit from any of these charges, including mortality and expense risk and cost of insurance charges and may use the profit for any purpose, including covering shortfalls from other charges.


                    The nature and amount of these charges are as follows:



                    PREMIUM CHARGE



                    We deduct a premium charge of 5% of each Premium Payment. This amount, sometimes referred to as "premium load", is intended to cover a portion of our state premium tax expenses, certain federal tax liabilities resulting from the receipt of premiums, and a portion of our distribution expenses. State premium tax rates vary from 0% to 4.0%.


                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deductions, including administrative expenses, including the Cost of Insurance Charge and charges for supplemental riders or benefits, if any, are deducted proportionately from the Net

                    Accumulation Value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Units withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the "Monthly Anniversary Day", the Date of Issue and the same day of each month thereafter, or if there is no such date in a given month, then the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period (Grace Period) to make a payment sufficient to cover that deduction. (See LAPSE AND REINSTATEMENT Lapse of a Policy).

                    If the Insured attains Age 100 with the Policy still in effect, no further Monthly Deductions will be made, the Separate Account Value will be transferred to the Fixed Account, and Policy will then remain in force until surrender or the Insured's death.

                    ADMINISTRATIVE EXPENSES

                    There is a flat dollar Monthly Deduction of $10.

                    In addition, during the first two Policy Years, and for 24 months after any increase in Specified Amount, there is a monthly charge per $1000 of Specified Amount, or increase therein, based on the Insured's age nearest birthday at the Policy's issue date and the date of any increase. That charge is $0.0283 for ages 15 through 30 (or $2.83 per month for a Policy with a $100,000 Specified Amount) and rises gradually to $0.07 for age 40, $0.12 for age 52, $0.2075 for age 64, $0.32 for age 76, and $0.4242 for ages 81 and older. A complete table is in Appendix 1.

                    These charges compensate us for administrative expenses associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The Cost of Insurance is the portion of the Monthly Deduction designed to compensate LLANY for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplemental benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, policy duration, underwriting category and gender of the Insured and the current Net Amount at Risk. The Net Amount at Risk is the Death Benefit minus the Accumulation Value. The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insured ages. The Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the beginning of the Policy Month by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the beginning of the Policy Month and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by LLANY. The Guaranteed Cost of Insurance Rates are in Appendix 2.

                    MORTALITY AND EXPENSE RISK CHARGE

                    LLANY deducts a daily charge as a percentage of the assets of the Separate Account as a mortality and expense risk charge. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is guaranteed at an annual rate of 0.90% in Policy Years 1-19 and 0.20% in Policy Years 20 and beyond.

                    SURRENDER CHARGES

                    A generally declining "Surrender Charge" may apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insured, the number of years since the Date of Issue, and Specified Amount.

                    The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs and is retained by LLANY. The Surrender Charge is included in each Policy and is in compliance with New York's nonforfeiture law. Examples of the maximum Surrender Charge can be seen in Appendix 3.

                    The Surrender Charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. The Surrender Charge cannot exceed Policy value. All Surrender Charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 5.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. LLANY may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrender may result in tax implications. (SEE TAX
                    ISSUES)

                    Based on its actuarial determination, LLANY does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which LLANY will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the General Account of LLANY, which supports insurance and annuity obligations.

                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS; EXCHANGES

                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. LLANY reserves the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which LLANY believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by LLANY on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Account M.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                    The Specified Amount, which may not be less than $100,000, is the amount requested by the Policy Owner at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page.

                    The applicant must select the Specified Amount of Death Benefit, and the Death Benefit Option. The two Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required when the Insured dies and the Owner's ability to make Premium Payments. The ability of the Owner to support the Policy, particularly in later years, is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted each month from the value of the Policy to pay the Cost of Insurance.

                    DEATH BENEFIT OPTIONS

                    Two different Death Benefit Options are available under the Policy. Regardless of which Death Benefit Option you choose, the Death Benefit Proceeds payable under the Policy is the greater of (a) the amount determined under the Death Benefit Option in effect on the date of the Insured's Death, less (in each case) any indebtedness under the Policy or (b) an amount determined by LLANY equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy, also referred to as the "Corridor Death Benefit."

                    The "Corridor Death Benefit" is the applicable percentage (the Corridor Percentage) of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the insured reaches age 40 and decreases in accordance with the table in Appendix 3 to 100% when the Insured reaches age 95.


                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $100,000). If
                    Option 1 is selected, the Policy pays level Death Benefit

                    Proceeds less indebtedness and any partial surrenders unless the Minimum Death Benefit exceeds the Specified Amount. (See DEATH BENEFITS, Federal Income Tax Definition of Life Insurance).



                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured's death, less any loan interest accrued but not yet charged. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.


                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below.

                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should elect Option 2. Under Option 1, any Surrender Value at the time of the Insured's Death will revert to LLANY.

                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If a change is requested, a supplemental application and evidence of insurability must also be submitted to LLANY.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount will be reduced by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 2 to Death Benefit
                    Option 1, the Specified Amount will be increased by the Accumulation Value as of the effective date of change.


                    If you want to increase your Specified Amount, you should note that an increase normally triggers a number of additional requirements, such as a separate surrender charge period, higher surrender charges overall, and a new incontestability period. Before requesting an increase in Specified Amount, consult your financial adviser to determine whether an increase is appropriate for your particular situation.


                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    LLANY may decline any request for a change between Death Benefit Options or increase in the Specified Amount. LLANY may also decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by LLANY, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the Policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options (see DEATH BENEFITS, Death Benefit Options) is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 4.

NOTICE OF DEATH OF INSURED

                    Due Proof of Death must be furnished to LLANY at the Administrative Office as soon as reasonably practical after the death of the Insured, the person whose life is insured under the Policy. Due Proof of Death must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to LLANY.

PAYMENT OF DEATH BENEFIT PROCEEDS

                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary, after receipt at the Administrative Office of Due Proof of Death of the Insured. (See Settlement Options.) The amount of the Death Benefit Proceeds under Option 2 will be determined as of the date of the Insured's death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.


                    We offer a checkbook service in which the Death Benefit proceeds are transferred into an interest-bearing account, in the Beneficiary's name as owner of the account. Your Beneficiary has quick access to the funds and is the only one authorized to transfer funds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.


                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds or in which the Owner may choose to receive payments upon the surrender of the Policy.

                    The Owner may elect or change a Settlement Option while the Insured is alive. If the Owner has not irrevocably selected a Settlement Option, the Beneficiary may elect or change the Settlement Option within 90 days after the Insured dies. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, LLANY will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

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                    There are at least four Settlement Options:

                       The first Settlement Option is an annuity for the lifetime of the payee.

                       The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                       Under the third Settlement Option, LLANY makes monthly payments for a stated number of years, at least five but no more than thirty.

                       Under the fourth Settlement Option, LLANY pays at least 3% interest annually on the sum left on deposit, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by LLANY at the time of election may also be selected.

POLICY LIQUIDITY

                    The accumulated value of the Policy is available for loans or withdrawals. Subject to certain limitations, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value.


                    Note, however, that in the earlier Policy Years, depending on the Premium Payments made, or if the Owner has requested a substantial reduction in Specified Amount, there may be little or no Surrender Value available.


                    POLICY LOANS

                    The Owner may at any time borrow in the aggregate up to 100% of the Surrender Value at the time a Policy Loan is made. LLANY may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the amount of the Accumulation Value less any Surrender Charge that would be imposed on a full surrender. The Owner must execute a loan agreement and assign the Policy to LLANY free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or the Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and is payable to LLANY (for its account) once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred proportionately from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    LLANY credits interest to the Loan Account Value of 7% per year, so the net cost of a Policy Loan is 1%.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts (including for this purpose the Fixed Account), transfers from each for loans and loan interest charged will be made in proportion to the assets in each such Sub-Account at that time, unless LLANY is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

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                    If at any time the total indebtedness against the Policy,
                    including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (SEE LAPSE AND REINSTATEMENT, Lapse of a Policy)

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time while the Insured is alive by request to the Administrative Office in proper written form or by telephone, if you have authorized telephone transactions. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $100,000, the partial surrender will not be permitted by LLANY. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 is in effect, a partial surrender will reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 is in effect, a partial surrender will reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless LLANY is instructed otherwise in proper written form at the Administrative Office. LLANY may at its discretion decline any request for a partial surrender.

                    SURRENDER OF THE POLICY


                    You may surrender the Policy at any time. On surrender of the Policy, LLANY will pay you, or your assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. If the owner makes a full surrender, all coverage under the policy will automatically terminate and may not be reinstated. Please note that if you surrender your Policy in its early years, there may be little or no cash value.



                    We offer a personalized checkbook service for surrenders of your Policy. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.

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                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount you can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value, less any loan interest accrued but not yet charged, less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charges). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 4.

                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any of the Sub-Accounts will generally be made within seven days. Payment or transfer from the Fixed Account may be deferred up to six months at LLANY's option. If LLANY exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While the Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded. LLANY is not responsible for any assignment not submitted for recording, nor is LLANY responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to LLANY at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, you will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as the Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded. LLANY may require that you submit the Policy for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY


                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, unless the No Lapse Provision is in effect, the Policy is subject to lapse and automatic termination of all Policy coverage. The Net Accumulation Value may be insufficient to pay the cost of insurance



                    1) because it has been exhausted by earlier deductions,


                    2) due to poor investment performance,


                    3) due to partial surrenders,


                    4) due to indebtedness for Policy Loans,


                    5) due to substantial reductions in Specified Amount,


                    6) due to the terms of certain Riders added to the Policy,
                       or


                    7) because of some combination of these factors.

                    If LLANY has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, LLANY will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to LLANY on or before the day that is the later of (a) 31 days after the date of mailing of the notice, and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the Grace Period), then the policy shall terminate and all coverage under the policy shall lapse without value.

                    NO LAPSE PROVISION

                    This provision must be selected at the time of application.

                    The No Lapse Premium is the cumulative premium required to have been paid by each Monthly Anniversary Day to prevent the Policy from lapsing during the first ten Policy Years. This is available for no additional charge under the Policy. If this Policy has a No Lapse Premium shown on the specifications, this Policy will not lapse during the first ten Policy Years if, at each Monthly Anniversary Day, the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums (as indicated in the Policy Specifications) due since the Date of Issue of the Policy. A Grace Period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid. The grace period is the later of
                    (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent. The payment of sufficient additional premiums during the Grace Period will keep the No Lapse Provision in force.

                    The No Lapse Provision will be terminated after ten years or earlier if you fail to meet the premium requirements, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated.

                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, it may be reinstated provided (a) it has not been surrendered, (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of the insured is furnished to LLANY and it agrees to accept the risk, (d) LLANY receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which LLANY approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following LLANY approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LLANY

                    PROPER WRITTEN FORM


                    Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to LLANY, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office.



                    We will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. Proper written form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and the Company.



                    RECEIPT OF WRITTEN COMMUNICATIONS



                    Once your Policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the mailing address that appears in this Prospectus. Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request on or after 4:00 p.m. Eastern time on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.



                    Other forms, notices and requests are normally effective as of the next business day after we receive them in proper form, unless the transaction is scheduled to occur on another business day. Change of owner and beneficiary forms are effective as of the day you sign the change form, once we receive them in proper form.



                    TELEPHONE AND OTHER ELECTRONIC COMMUNICATIONS



                    We allow telephone and other electronic transactions only when you provide us proper written authorization. To effect a permitted transaction using the telephone or other electronic means, the Owner, or his/her authorized representative, may have to provide the following: Policy number, partial Social Security number, personal identification number (PIN), and/or such other information as we may require to verify the identity and authority of the caller. We disclaim all liability for losses and other consequences resulting from unauthorized or fraudulent telephone or electronic transactions. In addition, we are not responsible for the consequences of instructions that fail to reach us in a timely manner. The Company believes that the procedures as stated above are reasonable and acknowledges that, if it does not follow these procedures, it may be liable for such losses.



                    If you have been issued a PIN number to make telephone or other electronic transactions to your account, be careful not to give it out to anyone. We will not be responsible for its misuse or for improper or unauthorized account transactions using your PIN.



                    Please note that telephone, facsimile and/or Internet access may not always be available. Any telephone, facsimile or Internet hookup, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns arising from a variety of causes not of our making. These outages or slowdowns may result in delayed or lost instructions from you, and we will not be responsible for these "failed" transmissions. If you are experiencing problems, you should send your request in writing to our Administrative Office.


OTHER POLICY PROVISIONS

                    ISSUANCE

                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when the Insured is at least age 18 and at most age 80.

                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    INCONTESTABILITY

                    LLANY will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Date of Issue. For any increase in Specified Amount requiring evidence of insurability, LLANY will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date.

                    MISSTATEMENT OF AGE OR GENDER

                    If the age or gender of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                    1. is the Net Amount at Risk at the time of the Insured's
                       Death;
                    2. is the ratio of the monthly Cost of Insurance applied in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true age and gender in the Policy month of death; and
                    3. is the Accumulation Value at the time of the Insured's
                       Death.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, LLANY will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, LLANY will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of LLANY.

                    RIDERS




                    We may offer you Riders to the Policy from time to time. Riders may alter the benefits or charges in your Policy and their election may have tax consequences for you. Also, if you elect a particular Rider, it may restrict the term of your Policy, or of other Riders in force. Riders may be available other than those listed here. Consult your financial and tax advisers before adding Riders to, or deleting them from, your Policy.



                    WAIVER OF MONTHLY DEDUCTION RIDER


                    This Rider, if desired, must be selected at the time of application. Under this Rider, we will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this Rider, if elected, are part of the Monthly Deductions.

TAX ISSUES


                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences such as estate, gift, and generation skipping transfer taxes, or any state and local income estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of federal and state tax rules to your individual situation.


                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A Policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists.

                    These exceptions include withdrawals or surrenders that: you receive on or after you reach age 59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LLANY

                    Under existing Federal income tax laws, LLANY does not pay tax on investment income and realized capital gains of the Separate Account. LLANY does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LLANY


                    The following persons are Directors and Officers of LLANY. Except as indicated below, the address of each is 100 Madison Street, Suite 1860, Syracuse, New York 13202 and each has been employed by LLANY or its affiliates for more than five years.



                            NAME, ADDRESS AND POSITION(S)
                            WITH REGISTRANT                   PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------------------------------------------------
                            J. PATRICK BARRETT                Chairman and Chief Executive Officer
                            DIRECTOR                          [9/87-present] CARPAT Investments;
                            One Telergy Parkway               President, Chief Operating Officer and
                            East Syracuse, NY 13057           Director [4/98-present] Telergy,
                                                              Incorporated; Chief Executive Officer and
                                                              Director, Syracuse Executive Air Service,
                                                              Incorporated [3/89-present]; Director,
                                                              Bennington Iron Works, Incorporated
                                                              [6/89-present]; Director, Coyne Industrial
                                                              Enterprises Corporation [1998-present].
                            ROBERT D. BOND                    Vice President [5/98-present], The Lincoln
                            DIRECTOR                          National Life Insurance Company. Formerly:
                            1300 South Clinton Street         Senior Vice President [95-98], Great-West
                            Fort Wayne, IN 46801              Life Assurance Company.
                            JON A. BOSCIA                     President, Chief Executive Officer and
                            DIRECTOR                          Director [1/98-present], Lincoln National
                            Centre Square                     Corporation. Formerly: President and Chief
                            West Tower                        Executive Officer [10/96-1/98], The
                            Suite 3900                        Lincoln National Life Insurance Company.
                            Philadelphia, PA 19102
                            JANET CHRZAN                      Chief Financial Officer and Second Vice
                            CHIEF FINANCIAL OFFICER AND       President [1/01-present]; Senior Vice
                            SECOND VICE PRESIDENT             President and Chief Financial Officer
                            1300 South Clinton Street         [4/00-present]. Formerly: Vice President
                            Fort Wayne, IN 46801              and Treasurer [8/95-4/00], The Lincoln
                                                              National Life Insurance Company.
                            JOHN H. GOTTA                     Director, Second Vice President and
                            DIRECTOR, SECOND VICE PRESIDENT   Assistant Secretary [12/99-present],
                            AND ASSISTANT SECRETARY           Lincoln Life & Annuity Company of New
                            350 Church Street                 York; Chief Executive Officer of Life
                            Hartford, CT 06103                Insurance, Executive Vice President and
                                                              Assistant Secretary [12/99-present].
                                                              Formerly: Senior Vice President and
                                                              Assistant Secretary [4/98-12/99], Senior
                                                              Vice President [2/98-4/98], Vice President
                                                              and General Manager [1/98-2/98], The
                                                              Lincoln National Life Insurance Company;
                                                              Senior Vice President [3/96-12/97],
                                                              Connecticut General Life Insurance
                                                              Company.
                            BARBARA S. KOWALCZYK              Senior Vice President, Corporation
                            DIRECTOR                          Planning [5/94-present], Lincoln National
                            Centre Square                     Corporation
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102

                            NAME, ADDRESS AND POSITION(S)
                            WITH REGISTRANT                   PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------------------------------------------------
                            MARGUERITE L. LACHMAN             Principal [11/99-present], Lend Lease Real
                            DIRECTOR                          Estate Investments. Formerly: Managing
                            437 Madison Avenue,               Director [4/87-11/99], Schroeder Real
                            18th Floor                        Estate Associates.
                            New York, NY 10022
                            LOUIS G. MARCOCCIA                Senior Vice President for Business,
                            DIRECTOR                          Finance and Administrative Services,
                            Syracuse University               [1975-present], Syracuse University.
                            Syracuse, NY 13244
                            GARY W. PARKER                    Senior Vice President and Chief Product
                            DIRECTOR                          Officer [3/00-present], Vice President,
                            350 Church Street                 Product Management [7/98-3/00], The
                            Hartford, CT 06103                Lincoln National Life Insurance Company.
                                                              Formerly: Senior Vice President, Life
                                                              Products [10/97-6/98], Vice President,
                                                              Marketing Services [9/89-10/97], Life of
                                                              Virginia.
                            JOHN M. PIETRUSKI                 Chairman of the Board, Texas Biotechnology
                            DIRECTOR                          Corporation.
                            One Penn Plaza
                            Suite 3408
                            New York, NY 10119
                            RON J. PONDER                     Director [99-present], Lincoln National
                            DIRECTOR                          Corporation; President and Chief Executive
                            25 Airport Road                   Officer [00-present], Cap Gemini Ernst &
                            Morristown, NJ 07960              Young Telecom, Media & Networks-Americas.
                                                              Formerly: Executive Vice President,
                                                              Operations & Service [96-97], American
                                                              Telephone & Telegraph Company; President
                                                              and Chief Executive Officer [97-99], BDSI,
                                                              Incorporated.
                            MARK E. REYNOLDS                  Senior Vice President [4/01-present] The
                            DIRECTOR                          Lincoln National Life Insurance Company,
                            1300 South Clinton St.            Director [5/01-present] First Penn-Pacific
                            Fort Wayne, IN 46802              Life Insurance Company. Formerly:
                                                              Executive Vice President and Chief
                                                              Financial Officer [8/96-4/01] Cova
                                                              Financial Services.
                            LORRY J. STENSRUD                 Director, Executive Vice President and
                            PRESIDENT AND DIRECTOR            Chief Executive Officer of Annuities
                            1300 South Clinton Street         [6/00-present]; The Lincoln National Life
                            Fort Wayne, IN 46802              Insurance Company; Director,
                                                              [6/00-present], Lincoln Financial Group
                                                              Foundation, Incorporated.
                            RICHARD C. VAUGHAN                Executive Vice President and Chief
                            DIRECTOR                          Financial Officer [1/95-present], Lincoln
                            Centre Square                     National Corporation.
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102


DISTRIBUTION OF POLICIES


                    LLANY intends to offer the Policy in New York. Lincoln Financial Advisors Corporation ("LFA"), an affiliate of LLANY and the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). LFA has overall responsibility for establishing a selling plan for the

                    Policies. Compensation by LLANY to the Principal Underwriter is separate from that paid to the selling house, the registered representative and any other selling intermediaries. The principal business address of LFA is 350 Church Street, Hartford, CT 06103.



                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered Representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on Accumulation Value. Registered Representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD Conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.



                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of Policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with the Registered Representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.



                    All compensation is paid from our resources, which include fees and charges imposed under the Policy.


CHANGES OF INVESTMENT POLICY

                    LLANY may materially change the investment policy of the Separate Account. LLANY must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the New York Insurance Department, which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders LLANY's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by LLANY on the life of the Insured. The Owner has the later of 60 days from the date of the investment policy change or 60 days from being informed of such change to make this conversion. LLANY will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

STATE REGULATION

                    LLANY is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department. An annual statement in a prescribed form is filed with the New York Insurance Department each year covering the operation of LLANY for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine LLANY's contract liabilities and reserves so that the Insurance Department may certify the items are correct. LLANY's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the New York Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of LLANY.

REPORTS TO OWNERS

                    LLANY maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the

                    Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the Funds as required by the 1940 Act.

                    Owners will receive statements of significant transactions, such as: changes in Specified Amount, or changes in Death Benefit Option; transfers among Sub-Accounts; Premium Payments; loans; loan repayments; reinstatement; and termination, and any information required by the New York Insurance Department.

ADVERTISING

                    LLANY is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's,
                    Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of LLANY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. LLANY may advertise these ratings from time to time. In addition, LLANY may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend LLANY or the Policies. Furthermore, LLANY may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


LEGAL PROCEEDINGS



                    LLANY may be involved in various pending or threatened legal proceedings arising from the conduct or its business. These proceedings are routine and in the ordinary course of business.


EXPERTS


                    The financial statements of the Separate Account and the statutory-basis financial statements of LLANY appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, IN 46802, as set forth in their reports also appearing elsewhere in this Prospectus and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



                    Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.



                    Legal matters in connection with the Policies described herein are being passed upon by Robert O. Sheppard, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.


REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, LLANY, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1   MONTHLY CHARGE

INSURED'S                EXPENSE
AGE AT ISSUE              CHARGE
(NEAREST BIRTHDAY)      PER $1,000
------------------      ----------
        0-12              0.0158
         13               0.0200
         14               0.0242
        15-30             0.0283
         31               0.0325
         32               0.0367
         33               0.0408
         34               0.0450
         35               0.0492
         36               0.0533
         37               0.0575
         38               0.0617
         39               0.0658
         40               0.0700
         41               0.0742
         42               0.0783
         43               0.0825
         44               0.0867
         45               0.0908
         46               0.0950
         47               0.0992
         48               0.1033
         49               0.1075
         50               0.1117
         51               0.1158
         52               0.1200
         53               0.1242
         54               0.1283
         55               0.1325
         56               0.1408
         57               0.1492
         58               0.1575
         59               0.1658
         60               0.1742
         61               0.1825
         62               0.1908
         63               0.1992
         64               0.2075
         65               0.2158
         66               0.2242
         67               0.2325
         68               0.2408
         69               0.2492
         70               0.2575
         71               0.2656
         72               0.2742
         73               0.2825
         74               0.2908
         75               0.2992
         76               0.3200
         77               0.3408
         78               0.3617
         79               0.3825
         80               0.4033
         81+              0.4242

APPENDIX 2

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or for unisex rates, on the 1980 CSO-B Table.

ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------
          0              0.34845    0.24089    0.32677
          1              0.08917    0.07251    0.08667
          2              0.08251    0.06750    0.07917
          3              0.08167    0.06584    0.07834
          4              0.07917    0.06417    0.07584

          5              0.07501    0.06334    0.07251
          6              0.07167    0.06084    0.06917
          7              0.06667    0.06000    0.06584
          8              0.06334    0.05834    0.06250
          9              0.06167    0.05750    0.06084

         10              0.06084    0.05667    0.06000
         11              0.06417    0.05750    0.06250
         12              0.07084    0.06000    0.06917
         13              0.08251    0.06250    0.07834
         14              0.09584    0.06887    0.09001

         15              0.11085    0.07084    0.10334
         16              0.12585    0.07601    0.11585
         17              0.13919    0.07917    0.12752
         18              0.14836    0.08167    0.13502
         19              0.15502    0.08501    0.14085
         20              0.15836    0.08751    0.14502
         21              0.15919    0.08917    0.14585
         22              0.15752    0.09084    0.14419
         23              0.15502    0.09251    0.14252
         24              0.15189    0.09501    0.14085

         25              0.14752    0.09668    0.13752
         26              0.11419    0.09918    0.13585
         27              0.14252    0.10168    0.13418
         28              0.14169    0.10501    0.13418
         29              0.14252    0.10635    0.13585

         30              0.14419    0.11251    0.13752
         31              0.14836    0.11668    0.14169
         32              0.15252    0.12085    0.14585
         33              0.15919    0.12502    0.15252
         34              0.16889    0.13168    0.15919

         35              0.17586    0.13752    0.16836
         36              0.18670    0.14669    0.17837
         37              0.20004    0.15752    0.19170
         38              0.21505    0.17003    0.20588
         39              0.23255    0.18503    0.22338

         40              0.25173    0.20171    0.24173
         41              0.27424    0.22005    0.26340
         42              0.29675    0.23922    0.28508
         43              0.32260    0.25757    0.31010
         44              0.34929    0.27674    0.33428

         45              0.37931    0.29675    0.36263
         46              0.41017    0.31677    0.39182
         47              0.44353    0.33761    0.42268
         48              0.47856    0.36096    0.45437
         49              0.51777    0.38598    0.49107
ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------

         50              0.55948    0.41350    0.53028
         51              0.60870    0.44270    0.57533
         52              0.66377    0.47523    0.62539
         53              0.72636    0.51276    0.68297
         54              0.79730    0.55114    0.74722

         55              0.87326    0.59118    0.81566
         56              0.95591    0.63123    0.88996
         57              1.04192    0.66961    0.96593
         58              1.13378    0.70633    1.04609
         59              1.23236    0.74556    1.13211
         60              1.34180    0.78979    1.22817
         61              1.46381    0.84488    1.33511
         62              1.60173    0.91417    1.45796
         63              1.75809    1.00267    1.59922
         64              1.93206    1.10539    1.75725

         65              2.12283    1.21731    1.92955
         66              2.32623    1.33511    2.11195
         67              2.54312    1.45461    2.30614
         68              2.77350    1.57247    2.50878
         69              3.02328    1.69955    2.72909

         70              3.30338    1.84590    2.97466
         71              3.62140    2.02325    3.25640
         72              3.98666    2.24419    3.58279
         73              4.40599    2.51548    3.95978
         74              4.87280    2.83552    4.38330

         75              5.37793    3.19685    4.84334
         76              5.91225    3.59370    5.33245
         77              6.46824    4.01942    5.84227
         78              7.04089    4.47410    6.36948
         79              7.64551    4.97042    6.92851

         80              8.30507    5.52957    7.54229
         81              9.03761    6.17118    8.22883
         82              9.86724    6.91414    9.01216
         83             10.80381    7.77075    9.90124
         84             11.82571    8.72632   10.87533

         85             12.91039    9.76952   11.92213
         86             14.03509   10.89151   13.01471
         87             15.18978   12.08770   14.15507
         88             16.36948   13.35774   15.33494
         89             17.57781   14.70820   16.56493

         90             18.82881   16.15259   17.85746
         91             20.14619   17.71416   19.23699
         92             21.57655   19.43814   20.76665
         93             23.20196   21.40786   22.49837
         94             25.28174   23.63051   24.70915

         95             28.27411   27.16158   27.82758
         96             33.10577   32.32378   32.78845
         97             41.68476   41.21204   41.45783
         98             58.01259   57.81394   57.95663
         99             90.90909   90.90909   90.90909

APPENDIX 3

                    ILLUSTRATION OF MAXIMUM SURRENDER CHARGES

                    The Initial Maximum Surrender Charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where
                    (a) is 1.25 times the curtate net level premium for the
                        Specified Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                    (b) is $10 per $1000 of Specified Amount;
                    (c) is $50 per $1000 of Specified Amount; and
                    (d) is the total of the per thousand charges assessed in the first two years.

                    Algebraically, this formula is equivalent to Min{a+b,c}-d.

                    The Maximum Surrender Charge decreases from its initial amount during the first 15 years. No Surrender Charge is applied in the 16th policy year or beyond. In general terms, the initial Maximum Surrender Charge is amortized in proportion to a fifteen year life contingent annuity due. In formulas, the Maximum Surrender Charge at a point in time "t" years after issue is (a) times (b), where
                    (a) is the initial Maximum Surrender Charge; and
                    (b) is the ratio of a life contingent annuity due beginning at time t and ending 15 years after issue, divided by a life contingent annuity due beginning at issue and ending 15 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    EXAMPLE 1: A male, Age 45, purchases a policy with a Specified Amount of $100,000.

                    The initial Maximum Surrender Charge is computed as follows:

                    curtate net level premium = $1,987.66

                    $10 per $1000 of Specified Amount = $1,000

                    $50 per $1000 of Specified Amount = $5,000

                    the total of the per thousand charges in the first two years = $218 initial Maximum Surrender Charge = (1.25 X $1,987.66 + $1,000) - $218 =

                    $3,484.57 - $218 = $3,266.57. Note that $3,484.57 is less
                    than $5,000.

                    This amount decreases as follows:

                                   INITIAL
                       YEARS       MAXIMUM                   MAXIMUM
                       AFTER      SURRENDER     ANNUITY     SURRENDER
                       ISSUE        CHARGE       RATIO        CHARGE
                       -----      ---------     -------     ---------
                          0        3,266.57     1.00000      3,266.57
                          1        3,266.57     0.95063      3,105.31
                          2        3,266.57     0.89939      2,937.92
                          3        3,266.57     0.84617      2,764.09
                          4        3,266.57     0.79087      2,583.43
                          5        3,266.57     0.73336      2,395.59
                          6        3,266.57     0.67352      2,200.12
                          7        3,266.57     0.61123      1,996.64
                          8        3,266.57     0.54634      1,784.66
                          9        3,266.57     0.47867      1,563.61

                                   INITIAL
                       YEARS       MAXIMUM                   MAXIMUM
                       AFTER      SURRENDER     ANNUITY     SURRENDER
                       ISSUE        CHARGE       RATIO        CHARGE
                       -----      ---------     -------     ---------
                         10        3,266.57     0.40802      1,332.84
                         11        3,266.57     0.33415      1,091.53
                         12        3,266.57     0.25677        838.75
                         13        3,266.57     0.17554        573.40
                         14        3,266.57     0.09009        294.28
                         15        3,266.57     0.00000          0.00

                    EXAMPLE 2: A female, Age 75, purchases a policy with a Specified Amount of $200,000.

                    The initial Maximum Surrender Charge is computed as follows:

                    curtate net level premium = $15,727.74

                    $10 per $1000 of Specified Amount = $2,000

                    $50 per $1000 of Specified Amount = $10,000

                    the total of the per thousand charges in the first two years = $1,436

                    The value (1.25 X $15,727.74 + $2,000) exceeds $10,000, so the initial Maximum Surrender Charge = $10,000 - $1,436 = $8,564.

                    This amount decreases as follows:

                                   INITIAL
                       YEARS       MAXIMUM                   MAXIMUM
                       AFTER      SURRENDER     ANNUITY     SURRENDER
                       ISSUE        CHARGE       RATIO        CHARGE
                       -----      ---------     -------     ---------
                          0       $8,564.00     1.00000     $8,564.00
                          1       $8,564.00     0.94742     $8,113.70
                          2       $8,564.00     0.89496     $7,664.47
                          3       $8,564.00     0.84242     $7,214.51
                          4       $8,564.00     0.78951     $6,761.36
                          5       $8,564.00     0.73596     $6,302.76
                          6       $8,564.00     0.68157     $5,836.93
                          7       $8,564.00     0.62610     $5,361.92
                          8       $8,564.00     0.56924     $4,874.97
                          9       $8,564.00     0.51043     $4,371.32
                         10       $8,564.00     0.44861     $3,841.88
                         11       $8,564.00     0.38210     $3,272.35
                         12       $8,564.00     0.30846     $2,641.66
                         13       $8,564.00     0.22411     $1,919.27
                         14       $8,564.00     0.12386     $1,060.70
                         15       $8,564.00     0.00000     $    0.00

APPENDIX 4

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF
THE INSURED                CORRIDOR
(NEAREST BIRTHDAY)        PERCENTAGE
------------------        ----------
         0-40                250%
          41                 243%
          42                 236%
          43                 229%
          44                 222%
          45                 215%
          46                 209%
          47                 203%
          48                 197%
          49                 191%
          50                 185%
          51                 178%
          52                 171%
          53                 164%
          54                 157%
          55                 150%
          56                 146%
          57                 142%
          58                 138%
          59                 134%
          60                 130%
          61                 128%
          62                 126%
          63                 124%
          64                 122%
          65                 120%
          66                 119%
          67                 118%
          68                 117%
          69                 116%
          70                 115%
          71                 113%
          72                 111%
          73                 109%
          74                 107%
         75-90               105%
          91                 104%
          92                 103%
          93                 102%
          94                 101%
         95-99               100%

APPENDIX 5

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS


                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6%, or 12% over a period of years. However, it may fluctuate above and below those averages throughout the years shown. In that case, the actual Accumulation Values, Surrender Values and Death Benefit Proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated Premium. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.



                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.90% of the daily net asset value of the Separate Account in years 1-19 and 0.20% in years 20 and later. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.86% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2001. Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the "Portfolio Expense Table". Assuming those waivers and reimbursements were discontinued, the arithmetic average of the "Fund Investment Advisory Fees and Other Expenses" listed in the "Portfolio Expense Table" would be equivalent to an annual effective rate of 0.91% of the daily net asset value of the Separate Account.



                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.74%, 4.20% and 10.15% for years 1-19 and -1.06%, 4.93%
                    and 10.92% in years 20 and later.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 5% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $10 per month in the first year. The illustrations also reflect a monthly charge per $1,000 of Specified Amount assessed during the first two Policy Years.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $8,605 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT           TOTAL ACCUMULATION VALUE(1)          SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        9,035    500,000   500,000    500,000     4,645     5,022      5,401         0         0          0
   2       18,522    500,000   500,000    500,000     6,137     7,091      8,097         0         0          0
   3       28,484    500,000   500,000    500,000     7,912     9,575     11,414         0         0          0
   4       38,943    500,000   500,000    500,000     9,144    11,648     14,552         0         0          0
   5       49,925    500,000   500,000    500,000     9,801    13,251     17,455         0         0        195

   6       61,457    500,000   500,000    500,000     9,821    14,297     20,039         0         0      4,150
   7       73,565    500,000   500,000    500,000     9,134    14,682     22,195         0       221      7,734
   8       86,279    500,000   500,000    500,000     7,645    14,272     23,784         0     1,300     10,812
   9       99,628    500,000   500,000    500,000     5,239    12,907     24,631         0     1,494     13,218
  10      113,644    500,000   500,000    500,000     1,801    10,415     24,541         0       636     14,762

  15      194,968          0         0    500,000         0         0      1,284         0         0      1,284
  20      298,759          0         0          0         0         0          0         0         0          0
  25      431,226          0         0          0         0         0          0         0         0          0
  30      600,292          0         0          0         0         0          0         0         0          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $8,605 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT             TOTAL ACCUMULATION VALUE(1)             SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%    GROSS 0%   GROSS 6%  GROSS 12%    GROSS 0%   GROSS 6%  GROSS 12%
------  -----------  --------  --------  ----------  ----------  --------  ----------  ----------  --------  ----------
   1        9,035    500,000   500,000      500,000       4,645    5,022        5,401           0        0            0
   2       18,522    500,000   500,000      500,000       9,198   10,247       11,346           0        0            0
   3       28,484    500,000   500,000      500,000      14,412   16,461       18,691           0        0            0
   4       38,943    500,000   500,000      500,000      19,506   22,912       26,766         927    4,333        8,186
   5       49,925    500,000   500,000      500,000      24,492   29,623       35,659       7,231   12,363       18,398

   6       61,457    500,000   500,000      500,000      29,385   36,622       45,476      13,496   20,733       29,587
   7       73,565    500,000   500,000      500,000      34,192   43,927       56,321      19,731   29,466       41,860
   8       86,279    500,000   500,000      500,000      38,852   51,492       68,244      25,880   38,520       55,272
   9       99,628    500,000   500,000      500,000      43,330   59,294       81,329      31,917   47,881       69,916
  10      113,644    500,000   500,000      500,000      47,651   67,368       95,728      37,872   57,589       85,949

  15      194,968    500,000   500,000      500,000      62,918  108,327      189,466      62,918  108,327      189,466
  20      298,759    500,000   500,000      500,000      66,449  150,464      341,854      66,449  150,464      341,854
  25      431,226    500,000   500,000      651,621      55,375  198,290      620,591      55,375  198,290      620,591
  30      600,292    500,000   500,000    1,143,799      19,392  249,403    1,089,333      19,392  249,403    1,089,333


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  MALE    AGE 65    NONSMOKER
                                  PREFERRED -- $13,988 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT           TOTAL ACCUMULATION VALUE(1)          SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1       14,687    500,000   500,000    500,000     6,499     7,081     7,666          0         0         0
   2       30,109    500,000   500,000    500,000     4,612     5,945     7,361          0         0         0
   3       46,302    500,000   500,000    500,000     2,736     4,763     7,058          0         0         0
   4       63,305          0   500,000    500,000         0     2,096     5,281          0         0         0
   5       81,157          0         0    500,000         0         0     1,694          0         0         0

   6       99,902          0         0          0         0         0         0          0         0         0
   7      119,585          0         0          0         0         0         0          0         0         0
   8      140,252          0         0          0         0         0         0          0         0         0
   9      161,952          0         0          0         0         0         0          0         0         0
  10      184,737          0         0          0         0         0         0          0         0         0

  15      316,933          0         0          0         0         0         0          0         0         0
  20      485,653          0         0          0         0         0         0          0         0         0
  25      700,987          0         0          0         0         0         0          0         0         0
  30      975,814          0         0          0         0         0         0          0         0         0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  MALE    AGE 65    NONSMOKER
                                  PREFERRED -- $13,988 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE(1)           SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ----------  --------  --------  ----------  --------  --------  ----------
   1       14,687    500,000   500,000      500,000    6,499     7,081        7,666        0         0            0
   2       30,109    500,000   500,000      500,000   12,939    14,523       16,184        0         0            0
   3       46,302    500,000   500,000      500,000   20,440    23,504       26,847    1,378     4,441        7,785
   4       63,305    500,000   500,000      500,000   27,571    32,637       38,387    9,682    14,748       20,498
   5       81,157    500,000   500,000      500,000   34,577    42,182       51,162   17,899    25,504       34,484

   6       99,902    500,000   500,000      500,000   41,485    52,188       65,344   26,060    36,763       49,919
   7      119,585    500,000   500,000      500,000   48,244    62,630       81,043   34,120    48,506       66,920
   8      140,252    500,000   500,000      500,000   54,866    73,545       98,452   42,099    60,778       85,685
   9      161,952    500,000   500,000      500,000   61,260    84,871      117,686   49,914    73,525      106,341
  10      184,737    500,000   500,000      500,000   67,317    96,530      138,872   57,475    86,688      129,030

  15      316,933    500,000   500,000      500,000   86,408   155,136      279,737   86,408   155,136      279,737
  20      485,653    500,000   500,000      548,560   76,978   209,783      522,438   76,978   209,783      522,438
  25      700,987    500,000   500,000    1,005,063   32,135   273,699      957,203   32,135   273,699      957,203
  30      975,814          0   500,000    1,700,222        0   354,675    1,683,388        0   354,675    1,683,388


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $6,925 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT           TOTAL ACCUMULATION VALUE(1)          SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        7,271    500,000   500,000    500,000     3,490     3,786      4,083         0         0          0
   2       14,906    500,000   500,000    500,000     5,306     6,069      6,871         0         0          0
   3       22,923    500,000   500,000    500,000     7,671     9,051     10,570         0         0          0
   4       31,340    500,000   500,000    500,000     9,801    11,966     14,452         0         0          0
   5       40,178    500,000   500,000    500,000    11,684    14,796     18,526         0       785      4,516

   6       49,458    500,000   500,000    500,000    13,297    17,510     22,788       419     4,632      9,910
   7       59,203    500,000   500,000    500,000    14,580    20,042     27,197     2,883     8,345     15,500
   8       69,434    500,000   500,000    500,000    15,457    22,302     31,694     4,993    11,838     21,230
   9       80,177    500,000   500,000    500,000    15,821    24,169     36,183     6,643    14,991     27,005
  10       91,457    500,000   500,000    500,000    15,596    25,542     40,591     7,761    17,707     32,756

  15      156,903    500,000   500,000    500,000     4,379    22,715     60,108     4,379    22,715     60,108
  20      240,431          0         0    500,000         0         0     66,909         0         0     66,909
  25      347,036          0         0    500,000         0         0     18,081         0         0     18,081
  30      483,093          0         0          0         0         0          0         0         0          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $6,925 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT           TOTAL ACCUMULATION VALUE(1)          SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1        7,271    500,000   500,000    500,000     3,490     3,786      4,083         0         0          0
   2       14,906    500,000   500,000    500,000     7,444     8,274      9,141         0         0          0
   3       22,923    500,000   500,000    500,000    12,073    13,720     15,509         0         0          0
   4       31,340    500,000   500,000    500,000    16,579    19,355     22,486     1,483     4,259      7,390
   5       40,178    500,000   500,000    500,000    20,993    25,218     30,168     6,982    11,207     16,157

   6       49,458    500,000   500,000    500,000    25,307    31,310     38,620    12,429    18,432     25,742
   7       59,203    500,000   500,000    500,000    29,506    37,624     47,905    17,809    25,927     36,208
   8       69,434    500,000   500,000    500,000    33,614    44,196     58,138    23,150    33,731     47,673
   9       80,177    500,000   500,000    500,000    37,612    51,014     69,397    28,433    41,836     60,218
  10       91,457    500,000   500,000    500,000    41,509    58,101     81,802    33,674    50,266     73,967

  15      156,903    500,000   500,000    500,000    58,391    96,905    164,776    58,391    96,905    164,776
  20      240,431    500,000   500,000    500,000    67,957   139,886    298,974    67,957   139,886    298,974
  25      347,036    500,000   500,000    565,124    67,747   190,514    538,213    67,747   190,514    538,213
  30      483,093    500,000   500,000    990,490    48,087   245,059    943,324    48,087   245,059    943,324


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  FEMALE    AGE 65    NONSMOKER
                                  PREFERRED -- $11,501 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT           TOTAL ACCUMULATION VALUE(1)          SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%  GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ---------  --------  --------  ---------  --------  --------  ---------
   1       12,076    500,000   500,000    500,000     6,052     6,552      7,055         0         0          0
   2       24,756    500,000   500,000    500,000     7,570     8,821     10,140         0         0          0
   3       38,070    500,000   500,000    500,000     9,688    11,847     14,239         0         0          0
   4       52,049    500,000   500,000    500,000    11,124    14,357     18,118         0         0        311
   5       66,728    500,000   500,000    500,000    11,829    16,271     21,705         0         0      5,155

   6       82,140    500,000   500,000    500,000    11,692    17,444     24,861         0     2,200      9,616
   7       98,323    500,000   500,000    500,000    10,529    17,651     27,358         0     3,765     13,472
   8      115,316    500,000   500,000    500,000     8,076    16,568     28,863         0     4,098     16,393
   9      133,157    500,000   500,000    500,000     4,013    13,802     28,957         0     2,807     17,962
  10      151,891          0   500,000    500,000         0     8,916     27,157         0         0     17,707

  15      260,584          0         0          0         0         0          0         0         0          0
  20      399,306          0         0          0         0         0          0         0         0          0
  25      576,355          0         0          0         0         0          0         0         0          0
  30      802,319          0         0          0         0         0          0         0         0          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  FEMALE    AGE 65    NONSMOKER
                                  PREFERRED -- $11,501 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS


         PREMIUMS
        ACCUMULATED
END OF      AT               DEATH BENEFIT            TOTAL ACCUMULATION VALUE(1)           SURRENDER VALUE
POLICY  5% INTEREST   ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
 YEAR    PER YEAR    GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%   GROSS 0%  GROSS 6%  GROSS 12%
------  -----------  --------  --------  ----------  --------  --------  ----------  --------  --------  ----------
   1       12,076    500,000   500,000      500,000    6,052     6,552        7,055        0         0            0
   2       24,756    500,000   500,000      500,000   12,501    13,902       15,367        0         0            0
   3       38,070    500,000   500,000      500,000   20,080    22,850       25,862    1,065     3,835        6,846
   4       52,049    500,000   500,000      500,000   27,493    32,150       37,407    9,686    14,343       19,601
   5       66,728    500,000   500,000      500,000   34,724    41,801       50,103   18,174    25,251       33,552

   6       82,140    500,000   500,000      500,000   41,803    51,849       64,103   26,558    36,604       48,858
   7       98,323    500,000   500,000      500,000   48,652    62,235       79,472   34,766    48,350       65,587
   8      115,316    500,000   500,000      500,000   55,200    72,905       96,295   42,729    60,435       83,824
   9      133,157    500,000   500,000      500,000   61,594    84,021      114,879   50,599    73,026      103,884
  10      151,891    500,000   500,000      500,000   67,755    95,526      135,350   58,304    86,076      125,899

  15      260,584    500,000   500,000      500,000   90,696   155,619      271,314   90,696   155,619      271,314
  20      399,306    500,000   500,000      522,643   88,440   212,989      497,755   88,440   212,989      497,755
  25      576,355    500,000   500,000      947,200   55,530   278,750      902,096   55,530   278,750      902,096
  30      802,319          0   500,000    1,593,583        0   360,752    1,577,805        0   360,752    1,577,805


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more that the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.86% per year.

                                  PROSPECTUS 2

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M


HOME OFFICE LOCATION:               ADMINISTRATIVE OFFICE:
100 MADISON STREET                  PERSONAL SERVICE CENTER MVLI
SUITE 1860                          350 CHURCH STREET
SYRACUSE, NY 13202                  HARTFORD, CT 06103-1106
(888) 223-1860                      (800) 444-2363


--------------------------------------------------------------------------------
               A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

This Prospectus describes LVUL(DB) featuring the Elite Series of Funds, a flexible premium variable life insurance contract (the "Policy"), offered by Lincoln Life & Annuity Company of New York ("LLANY," "we," "our" or "us").


The Policy features include: flexible premium payments; a choice of one of three death benefit options; a choice of underlying investment options.



It may not be advantageous to replace existing insurance or an annuity contract or supplement an existing flexible premium variable life insurance contract with the Policy. This Prospectus and the Prospectuses of the Funds, furnished with this Prospectus, should be read carefully to understand the Policy being offered.


The Policy described in this prospectus is available only in New York.


You may allocate net premiums to the Sub-Accounts of our Flexible Premium Variable Life Account M ("Separate Account"). Each Sub-Account invests in Funds offered through the following:



                - AIM VARIABLE INSURANCE FUNDS



                - ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.



                - AMERICAN FUNDS INSURANCE SERIES



                - DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND)



                - FIDELITY VARIABLE INSURANCE PRODUCTS



                - FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST



                - JANUS ASPEN SERIES



                - LINCOLN NATIONAL FUNDS



                - MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST



                - NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST



                - PUTNAM VARIABLE TRUST



                - SCUDDER VIT FUNDS (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT
                  FUNDS TRUST)



Refer to the "Funds" section in this Prospectus for detail on the particular Funds offered in each Sub-Account.


TO BE VALID, THIS PROSPECTUS MUST HAVE THE CURRENT MUTUAL FUNDS' PROSPECTUSES WITH IT. KEEP ALL FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THIS PROSPECTUS IS ACCURATE OR COMPLETE. IT IS A CRIMINAL OFFENSE TO STATE OTHERWISE.


                         Prospectus dated: May 1, 2002

                               TABLE OF CONTENTS


CONTENTS                                  PAGE
--------                                  ----
HIGHLIGHTS............................       3
  Initial Choices To Be Made..........       3
  Death Benefit.......................       3
  Amount of Premium Payments..........       4
  Selection of Funding Vehicles.......       4
  Insurance Charges and Fees..........       5
  Fund Expenses.......................       6
  Changes in Specified Amount.........       9
LLANY, THE SEPARATE ACCOUNT AND THE
 GENERAL ACCOUNT......................       9
BUYING VARIABLE LIFE INSURANCE........      10
  Replacements........................      11
APPLICATION...........................      12
OWNERSHIP.............................      12
BENEFICIARY...........................      12
THE POLICY............................      13
  Policy Specifications...............      13
PREMIUM FEATURES......................      13
  Planned Premiums; Additional
   Premiums...........................      14
    Limits on Right to Make Payments
     of Additional and Planned
     Premiums.........................      14
    Premium Load; Net Premium
     Payment..........................      14
RIGHT-TO-EXAMINE PERIOD...............      14
TRANSFERS AND ALLOCATION AMONG
 ACCOUNTS.............................      15
  Allocation of Net Premium
   Payments...........................      15
  Transfers...........................      15
  Limits on Frequent Transfers........      15
  Optional Sub-Account Allocation
   Programs...........................      16
    Dollar Cost Averaging.............      16
    Automatic Rebalancing.............      17
POLICY VALUES.........................      17
  Valuation--Fixed Account and
   Separate Account...................      17
  Allocation of Premium Payments to
   Separate Account...................      17
  Fixed Account and Loan Account
   Value..............................      18
  Accumulation Value..................      19
  Net Accumulation Value..............      19
FUNDS.................................      19
  Substitution of Securities..........      24
  Voting Rights.......................      24
  Fund Participation Agreements.......      24
CHARGES AND FEES......................      25
  Premium Charge......................      25
  Deductions Made Monthly.............      25
    Administrative Expenses...........      25
    Cost of Insurance Charge..........      26
  Mortality and Expense Risk Charge...      26
  Surrender Charges...................      26
  Reduction of Charges -- Purchases on
   a Case Basis; Exchanges............      27
  Transaction Fee for Excess
   Transfers..........................      27
DEATH BENEFITS........................      27
  Death Benefit Options...............      28
  Changes in Death Benefit Options and
   Specified Amount...................      29
  Federal Income Tax Definition of
   Life Insurance.....................      30



CONTENTS                                  PAGE
--------                                  ----
NOTICE OF DEATH OF INSURED............      30
PAYMENT OF DEATH BENEFIT PROCEEDS.....      30
  Settlement Options..................      30
POLICY LIQUIDITY......................      31
  Policy Loans........................      31
  Partial Surrender...................      32
  Surrender of the Policy.............      33
    Surrender Value...................      33
  Deferral of Payment and Transfers...      33
ASSIGNMENT; CHANGE OF OWNERSHIP.......      33
LAPSE AND REINSTATEMENT...............      34
  Lapse of a Policy...................      34
  No Lapse Provision..................      34
  Reinstatement of a Lapsed Policy....      35
COMMUNICATIONS WITH LLANY.............      35
  Proper Written Form.................      35
  Receipt of Written Communications...      35
  Telephone and Other Electronic
   Communications.....................      36
OTHER POLICY PROVISIONS...............      36
  Issuance............................      36
  Date of Coverage....................      36
  Incontestability....................      36
  Misstatement of Age or Gender.......      37
  Suicide.............................      37
  Nonparticipating Policies...........      37
  Riders..............................      37
TAX ISSUES............................      38
  Taxation of Life Insurance Contracts
   in General.........................      38
  Policies Which Are MECS.............      40
  Policies Which Are Not MECS.........      40
  Other Considerations................      41
  Tax Status of LLANY.................      42
FAIR VALUE OF THE POLICY..............      42
DIRECTORS AND OFFICERS OF LLANY.......      42
DISTRIBUTION OF POLICIES..............      44
CHANGES OF INVESTMENT POLICY..........      45
STATE REGULATION......................      45
REPORTS TO OWNERS.....................      45
ADVERTISING...........................      46
LEGAL PROCEEDINGS.....................      46
EXPERTS...............................      46
REGISTRATION STATEMENT................      47
APPENDIX 1: MONTHLY CHARGES...........      48
APPENDIX 2: GUARANTEED MAXIMUM COST OF
 INSURANCE RATES......................      49
APPENDIX 3: ILLUSTRATION OF MAXIMUM
 SURRENDER CHARGES....................      50
APPENDIX 4: CORRIDOR PERCENTAGES......      52
APPENDIX 5: ILLUSTRATION OF
 ACCUMULATION VALUES, SURRENDER VALUES
 AND DEATH BENEFIT PROCEEDS...........      53
FINANCIAL STATEMENTS..................
  Separate Account 12/31/01...........     M-1
  Lincoln Life & Annuity Company of
   New York 12/31/01..................     S-1

HIGHLIGHTS

                    This section is an overview of key Policy features. Your Policy is a flexible premium variable life insurance policy under which flexible premium payments are permitted and the Death Benefit and Policy values may vary with the investment performance of the funding option(s) selected. Its value may change on a:

                    1) fixed basis;
                    2) variable basis; or a
                    3) combination of both fixed and variable bases.


                    Review your personal financial objectives and discuss them with a qualified financial counselor before you buy a variable life insurance policy. This Policy may, or may not, be appropriate for your individual financial goals. If you are already entitled to favorable financial tax treatment, you should satisfy yourself that this Policy meets your other financial goals before you buy it. The value of the Policy and, under one option, the death benefit amount depend on the investment results of the funding options you select. Review this Prospectus and the Funds Prospectus to achieve a clear understanding of any fund you are considering.


                    We offer other variable life insurance policies and variable annuity contracts with different features, benefits and charges. These policies also provide values that vary in accordance with the investment experience of a separate account of LLANY.

                    At all times, your Policy must qualify as life insurance under the Internal Revenue Code of 1986 (the "Code") to receive favorable tax treatment under Federal law. If these requirements are met, you may benefit from such tax treatment. LLANY reserves the right to return your premium payments if they result in your Policy failing to meet Code requirements.

                    INITIAL CHOICES TO BE MADE

                    The Policy Owner (the "Owner" or "you") is the person named in the "Policy Specifications" who has all of the Policy ownership rights. If no Owner is named, the Insured (the person whose life is insured under the Policy) will be the Owner of the Policy. You, as the Owner, have three important choices to make when the Policy is first purchased. You need to choose:


                    1) one of the three Death Benefit Options;

                    2) the amount of premium you want to pay; and
                    3) the amount of your Net Premium Payment to be placed in
                       each of the funding options you select. The Net Premium Payment is the balance of your Premium Payment that remains after certain charges are deducted from it.


                    You may also choose from several Riders offered for this Policy. These may alter the benefits or charges in the Policy. They may have tax consequences to you. See page 37.


                    DEATH BENEFIT

                    The Death Benefit is the amount LLANY pays to the Beneficiary(ies) when the Insured dies. Before we pay the Beneficiary(ies), any outstanding loan account balances or outstanding amounts due are subtracted from the Death Benefit. LLANY calculates the Death Benefit payable as of the date on which the Insured died.

                    When you purchase your Policy, you must choose one of three Death Benefit Options:



                    1) the Specified Amount (as explained in the Death Benefits section on page 27), as found on the Policy's Specification Page; or


                    2) the sum of the Specified Amount and the Net Accumulation Value (as explained in the Policy Values section on page 17 and the Net Accumulation Value Section on page 19); or


                    3) the sum of the Specified Amount and the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor (as defined in the Death Benefits Options Section on Page 28), if that Factor is elected).



                    If you choose Death Benefit Option 1 or 2, you may also choose a ten-year "No Lapse Provision". See page 34.


                    If you have borrowed against your Policy or surrendered a portion of your Policy, your Death Benefit will be reduced by the Loan Account balance, by any loan interest accrued, but not yet charged, and any surrendered amount.

                    AMOUNT OF PREMIUM PAYMENT


                    When you apply for your Policy, you must decide how much premium to pay. Premium payments may be changed within the limits described on page 13.



                    You may use the value of the Policy to pay the premiums due and continue the Policy in force if sufficient values are available for premium payments. Be careful; if the investment options you choose do not do as well as you expect, there may not be enough value to continue the Policy in force without more premium payments. Charges against Policy values for the Cost of Insurance (see page 26) increase as the Insured gets older.



                    If your Policy lapses because your Monthly Premium Deduction is larger than the Net Accumulation Value, you may reinstate your Policy. See page 35.



                    When you first receive your Policy you will have 10 days (60 days for a replacement policy) to look it over. This is called the "Right-to-Examine" period. Use this time to review your Policy and make sure it meets your needs. Your Initial Premium Payment, net of charges and fees, will be deposited in the Money Market Sub-Account. If you then decide you do not want your Policy, we will return all Premium Payments to you with no interest paid. See page 14.


                    SELECTION OF FUNDING VEHICLES

                    This Prospectus focuses on the Separate Account investment information that makes up the "variable" part of the Policy. If you put money into the variable funding options, you assume all the investment risk on that money. This means that if the mutual fund(s) you select go up in value, the value of your Policy, net of charges and expenses, also goes up. If those funds lose value, so does your Policy. Each fund has its own investment objective. You should carefully read each Fund's prospectus before making your decision.


                    You must choose the Sub-Accounts in which you want to place your Net Premium Payment. These Sub-Accounts make up the Separate Account. Each Sub-Account invests in shares of a certain Fund. You may also place your Net Premium Payment or part of it into the Fixed Account. A Sub-Account is not guaranteed and will increase or decrease in value according to the particular Fund's investment performance. See page 19.

                    You may also use LLANY's Fixed Account to fund your Policy. Net Premium payments put into the Fixed Account:

                     - become part of LLANY's General Account;
                     - do not share the investment experience of the Separate
                       Account; and
                     - have a guaranteed minimum interest rate of 4% per year.


                    Interest beyond 4% is credited at LLANY's discretion. For additional information on the Fixed Account, see page 10.



                    INSURANCE CHARGES AND FEES


                    LLANY may profit from any of these charges, including mortality and expense risk and cost of insurance charges, and may use the profit for any purpose, including covering shortfalls from other charges.

                    DEDUCTION FROM PREMIUM PAYMENTS. We deduct a premium charge of 5% from each Premium Payment.

                    MONTHLY DEDUCTION. There is a Monthly Deduction which includes administrative expenses, a cost of insurance charge and charges for riders that are placed on your policy.

                        ADMINISTRATIVE EXPENSES. We deduct a flat dollar Monthly Deduction of $10 for administrative expenses.


                        In addition, for the first two Policy Years, we deduct a monthly charge per $1,000 of Specified Amount. This monthly charge will vary with the insured's age as described on page 25 and as shown in Appendix 1. This monthly charge also applies, for 24 months, to any increase in Specified Amount.


                        The maximum for this additional monthly charge would be $0.4242 per $1,000 of Specified Amount. This would apply only if the insured's age as of the birth date nearest the Policy's issue date (or increase in specified amount) is 81 or older.

                        COST OF INSURANCE CHARGE. A monthly deduction is made for the Cost of Insurance charge. This charge varies by policy duration and insured's age, gender and premium class. The maximum monthly deductions are listed in Appendix 2.

                    Mortality and Expense Risk Charge. We make daily charges against the Separate Account for mortality and expense risk. This charge is guaranteed at an annual rate of 0.90% for Policy Years 1-19 and 0.20% for Policy Years 20 and beyond.

                    Transfer Charge. Each Policy Year you may make 12 transfers between funding options without charge. Beyond 12, a $25 fee may apply.


                    SURRENDER CHARGES. FULL SURRENDER. If you totally surrender your Policy within the first 15 Policy Years, the Surrender Charge is the amount retained by us. Calculation of the maximum Surrender Charge is described in Appendix 3. This charge is based on age, gender and policy duration. The maximum Surrender Charge will never exceed $46.82 per $1,000 of Specified Amount. PARTIAL SURRENDER. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn, not to exceed $25. See page 32.



                    Loans. You may borrow within described limits against the Policy. If you borrow against your Policy, interest will be charged on the Loan Account Value at an annual interest rate of 8%. As a benefit to you LLANY will credit interest of 7% per year on the Loan Account Value. See page 31.

                    Depending on the amount of premium you pay, there may be little, or no, cash value in your Policy to borrow or surrender in the early years.



                    REDUCTION OF CHARGES. Charges and fees may be reduced in some circumstances. See page 27.


                    FUND EXPENSES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. The charge reflects asset management fees of the investment advisor (Management Fees), and other expenses incurred by the funds (including 12b-1 fees for Class 2 shares and Other Expenses). The charge has the effect of reducing the investment results credited to the Sub-Accounts. Future Fund expenses will vary.

                            PORTFOLIO EXPENSE TABLE


                                                                                                                     TOTAL FUND
                                                                              TOTAL ANNUAL FUND                       OPERATING
                                                                              OPERATING EXPENSES                    EXPENSES WITH
                                         MANAGEMENT                 OTHER     WITHOUT WAIVERS OR   TOTAL WAIVERS     WAIVERS AND
                 FUND                      FEES(1)     12B-1 FEE   EXPENSES       REDUCTIONS       AND REDUCTIONS    REDUCTIONS
---------------------------------------  -----------   ---------   --------   ------------------   --------------   -------------
AIM V.I. Growth Fund (Series I) (2)....     0.62%         N/A        0.26%           0.88%               N/A            0.88%
AIM V.I. International Growth Fund
  (Series I) (2).......................     0.73          N/A        0.32            1.05                N/A            1.05
AIM V.I. Premier Equity Fund
  (Series I)...........................     0.60          N/A        0.25            0.85                N/A            0.85
Alliance VPS AllianceBernstein Small
  Cap Value Portfolio (Class A) (3)....     1.00          N/A        1.65            2.65              (1.45%)          1.20
Alliance VPS Growth and Income
  Portfolio (Class A)..................     0.63          N/A        0.04            0.67                N/A            0.67
Alliance VPS Premier Growth Portfolio
  (Class A)............................     1.00          N/A        0.04            1.04                N/A            1.04
Alliance VPS Technology Portfolio
  (Class A)............................     1.00          N/A        0.08            1.08                N/A            1.08
AFIS Global Small Capitalization Fund
  (Class 2)............................     0.80         0.25%       0.03            1.08                N/A            1.08
AFIS Growth Fund (Class 2).............     0.37         0.25        0.01            0.63                N/A            0.63
AFIS Growth -- Income Fund
  (Class 2)............................     0.33         0.25        0.02            0.60                N/A            0.60
AFIS International Fund (Class 2)......     0.55         0.25        0.06            0.86                N/A            0.86
Delaware VIP High Yield
  Series (Standard Class) (4)..........     0.65          N/A        0.14            0.79                N/A            0.79
Delaware VIP Large Cap Value
  Series (Standard Class) (5)..........     0.65          N/A        0.08            0.73              (0.05)           0.68
Delaware VIP REIT Series (Standard
  Class) (6)...........................     0.75          N/A        0.14            0.89                N/A            0.89
Delaware VIP Small Cap Value
  Series (Standard Class) (7)..........     0.75          N/A        0.11            0.86                N/A            0.86
Delaware VIP Trend Series(Standard
  Class) (8)...........................     0.74          N/A        0.16            0.90                N/A            0.90
Delaware VIP U. S. Growth
  Series (Standard Class)..............     0.65          N/A        0.21            0.86              (0.06)           0.80
Fidelity VIP Contrafund Portfolio
  (Service Class) (9)..................     0.58         0.10        0.10            0.78                N/A            0.78
Fidelity VIP Equity-Income Portfolio
  (Service Class) (9)..................     0.48         0.10        0.10            0.68                N/A            0.68
Fidelity VIP Growth Portfolio (Service
  Class) (9)...........................     0.58         0.10        0.10            0.78                N/A            0.78
Fidelity VIP Overseas Portfolio
  (Service Class) (9)..................     0.73         0.10        0.20            1.03                N/A            1.03
FTVIP Franklin Small Cap Fund
  (Class 1) (10).......................     0.53          N/A        0.31            0.84              (0.08)           0.76
FTVIP Templeton Growth Securities Fund
  (Class 1) (11).......................     0.80          N/A        0.05            0.85                N/A            0.85
Janus AS Aggressive Growth Portfolio
  (Service Shares).....................     0.65         0.25        0.02            0.92                N/A            0.92
Janus AS Balanced Portfolio(Service
  Shares)..............................     0.65         0.25        0.01            0.91                N/A            0.91
Janus AS Worldwide Growth Portfolio
  (Service Shares).....................     0.65         0.25        0.04            0.94                N/A            0.94
LN Aggressive Growth Fund, Inc.........     0.72          N/A        0.09            0.81                N/A            0.81
LN Bond Fund, Inc......................     0.42          N/A        0.11            0.53                N/A            0.53
LN Capital Appreciation Fund, Inc......     0.72          N/A        0.06            0.78                N/A            0.78
LN Global Asset Allocation
  Fund, Inc............................     0.73          N/A        0.23            0.96                N/A            0.96
LN International Fund, Inc.............     0.84          N/A        0.15            0.99                N/A            0.99
LN Money Market Fund, Inc..............     0.45          N/A        0.09            0.54                N/A            0.54
LN Social AwarenessFund, Inc...........     0.34          N/A        0.06            0.40                N/A            0.40
MFS-Registered Trademark- VIT Capital
  Opportunities Series(Initial
  Class) (12,13).......................     0.75          N/A        0.21            0.96              (0.05)           0.91
MFS-Registered Trademark- VIT Emerging
  Growth Series (Initial Class) (12)..      0.75          N/A        0.12            0.87                N/A            0.87
MFS-Registered Trademark- VIT Total
  Return Series (Initial
  Class) (12)..........................     0.75          N/A        0.14            0.89                N/A            0.89
MFS-Registered Trademark- VIT Utilities
  Series (Initial Class) (12)..........     0.75          N/A        0.18            0.93                N/A            0.93
Neuberger Berman AMT Mid-Cap Growth
  Portfolio............................     0.84          N/A        0.07            0.91                N/A            0.91

                                                                                                                     TOTAL FUND
                                                                              TOTAL ANNUAL FUND                       OPERATING
                                                                              OPERATING EXPENSES                    EXPENSES WITH
                                         MANAGEMENT                 OTHER     WITHOUT WAIVERS OR   TOTAL WAIVERS     WAIVERS AND
                 FUND                      FEES(1)     12B-1 FEE   EXPENSES       REDUCTIONS       AND REDUCTIONS    REDUCTIONS
---------------------------------------  -----------   ---------   --------   ------------------   --------------   -------------
Neuberger Berman AMT Regency
  Portfolio (14,15)....................     0.85          N/A        0.84            1.69              (0.19)           1.50
Putnam VT Growth & Income Fund
  (Class IB)...........................     0.46         0.25        0.05            0.76                N/A            0.76
Putnam VT Health Sciences Fund
  (Class IB)...........................     0.70         0.25        0.09            1.04                N/A            1.04
Scudder VIT EAFE-Registered Trademark-
  Equity Index Fund (16)...............     0.45          N/A        0.36            0.81              (0.16)           0.65
Scudder VIT Equity 500 Index Fund
  (16).................................     0.20          N/A        0.11            0.31              (0.01)           0.30
Scudder VIT Small Cap Index Fund
  (16).................................     0.35          N/A        0.28            0.63              (0.18)           0.45


------------------------------


(1) Certain of the Portfolios advisers reimburse the company for administrative costs incurred in connection with administering the Portfolios as variable funding options under the policy. These reimbursements are generally paid for by the advisers from their revenues and are not charged to investors. Some advisers pay higher fees than others.



(2) Effective May 1, 2002 the following Funds' names will change from AIM V.I. International Equity Fund and AIM V.I. Value Fund to AIM V.I. International Growth Fund and AIM V.I. Premier Equity Fund, respectively.



(3) For the period May 1, 2001 through April 30, 2002, the Adviser waived and/or reimbursed certain expenses of the Portfolio. With the waiver/reimbursement the Management Fees, 12b-1 Fees, Other Expenses and Total Expenses were 0.00%, 0.00%, 0.95% and 0.95% respectively. Effective May 1, 2002, the adviser has voluntarily agreed to waive and/or reimburse certain expenses of the AllianceBernstein Small Cap Value Portfolio to the extent that total expenses will not exceed 1.20%. Without the waiver/reimbursement, the estimated Management Fees, 12b-1 Fees, Other Expenses and Total Expenses for the Small Cap Value Portfolio would be 1.00%, 0.00%, 1.65% and 2.65% respectively.



(4) The investment advisor for the Delaware VIP High Yield Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses would not exceed 0.80%. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year.



(5) The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.73% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.



(6) The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.89% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(7) The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.86% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
      0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(8) The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.85%. Without such an arrangement, the total operating expense for the Series would have been 0.90% for the fiscal year 2001. Effective May 1, 2002 through April 30, 2003, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.



(9) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.



(10) The manager had agreed in advance to make an estimated reduction of 0.08% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. Without this reduction the total annual fund operating expense would be 0.84%.



(11)  The Fund administration fee is paid indirectly through the management fee.



(12) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would be lower for certain series and would equal: 0.86% for Emerging Growth Series; 0.90% for Capital Opportunities Series; 0.88% for Total Return Series; and 0.92% for Utilities Series.



(13) MFS has contractually agreed, subject to reimbursement, to bear expenses for these series such that each such series' "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.15% for Capital Opportunities Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversee the series.



(14) Expenses reflect expense reimbursement. Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2005 to reimburse certain operating expenses, including the compensation of NBMI (except with respect to Mid-Cap Growth) and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Regency Portfolio. Absent such reimbursement, Total Annual Expenses for the year ended December 31, 2001 would have been 1.69% for the Regency Portfolio. The expense reimbursement arrangements for the Regency Portfolio is contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(15) The Regency Portfolio commenced operations in August 2001; the expense figures for this Portfolio is estimated.



(16) Under the Advisory Agreement with Deutsche Asset Management, Inc. (the "Advisor"), the fund will pay an advisory fee at an annual percentage rate of 0.20% of the average daily net assets of the Equity 500 Index Fund, 0.35% of the average daily net assets of the Small Cap Index Fund and 0.45% of the average daily net assets of the EAFE Equity Index Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the funds for certain expenses so that the fund's total operating expenses will not exceed 0.30% for the Equity 500 Index Fund, 0.45% for the Small Cap Index Fund and 0.65% for the EAFE Equity Index Fund. Without the reimbursement to the funds for the year ended December 31, 2001, total expenses would have been 0.31% for the Equity 500 Index Fund, 0.63% for the Small Cap Fund and 0.81% for the EAFE Equity Index Fund. These reimbursements will be terminated no earlier than December 31, 2002.

                    CHANGES IN SPECIFIED AMOUNT

                    The Initial Specified Amount, chosen by the Policy Owner, is the initial Death Benefit.

                    Within certain limits, you may decrease or, with satisfactory evidence of insurability, increase the Specified Amount. The minimum Specified Amount is currently $100,000. Such changes will affect other aspects of your Policy. See page 27.


                    If your needs should call for you to increase or decrease your Specified Amount at any time, discuss with your financial adviser the appropriateness of this action and of buying the additional coverage in another type of insurance.


LLANY, THE SEPARATE ACCOUNT AND
THE GENERAL ACCOUNT


                    LLANY is a life insurance company founded in New York on June 6, 1996. LLANY is a subsidiary of Lincoln Life. Lincoln Life is one of the largest stock life insurance companies in the United States. Lincoln Life, an Indiana corporation, is owned by Lincoln National Corp. (LNC) which is also organized under Indiana law. LNC's primary businesses are insurance and financial services.


                    Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Account M") is a "separate account" established on November 24, 1997, pursuant to a resolution of the Board of Directors of LLANY. Under New York law, the assets of Account M attributable to the Policies, though LLANY's property, are not chargeable with liabilities of any other business of LLANY and are available first to satisfy LLANY's obligations under the Policies. Account M's income, gains, and losses are credited to or charged against Account M without regard to other income, gains, or losses of LLANY. Its values and investment performance are not guaranteed. It is registered with the Securities and Exchange Commission (the "Commission") as a "unit investment trust" under the 1940 Act and meets the 1940 Act's definition of "separate account". Such registration does not involve supervision by the Commission of Account M's or our management, investment practices, or policies. We have other registered separate accounts which fund other variable life insurance policies and variable annuity contracts.

                    Account M is divided into Sub-Accounts, each of which is invested solely in the shares of one of the Funds available as funding vehicles under the Policies. On each Valuation Day (any day on which the New York Stock Exchange is open and trading is unrestricted), Net Premium Payments allocated to Account M will be invested in Fund shares at net asset value, and monies necessary to pay for deductions, charges, transfers and surrenders from Account M are raised by selling Fund shares at net asset value.

                    The Funds and their investment objectives, which they may or may not achieve, are described in FUNDS. More Fund information is in the Funds' prospectuses, which must accompany or precede this prospectus and should be read carefully. Some Funds have investment objectives and policies similar to those of other funds managed by the same investment adviser. Their investment results may be higher or lower than those of the other funds, and there can be no assurance, and no representation is made, that a Fund's investment results will be comparable to the investment results of any other fund.

                    We reserve the right to add, withdraw or substitute Funds, subject to the conditions of the Policy and in compliance with regulatory requirements, if in our sole discretion, legal, regulatory, marketing, tax or investment considerations so warrant. In addition, a

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                    particular Fund may no longer be available for investment by the Sub-Accounts. No substitution will take place without prior approval of the Commission, to the extent required by law.

                    Shares of the Funds may be used by us and other insurance companies to fund both variable annuity contracts and variable life insurance policies. While this is not perceived as problematic, the Funds' governing bodies (Boards of Directors/Trustees) have agreed to monitor events to identify any material irreconcilable conflicts which might arise and to decide what responsive action might be appropriate. If a Sub-Account were to withdraw its investment in a Fund because of a conflict, a Fund might have to sell portfolio securities at unfavorable prices.

                    A Policy may also be funded in whole or in part through the "Fixed Account", part of LLANY's General Account supporting its insurance and annuity obligations. We will credit interest on amounts held in the Fixed Account as we determine from time to time, but not less than 4% per year. Interest, once credited, and Fixed Account principal are guaranteed. Interests in the Fixed Account have not been registered under the 1933 Act in reliance on exemptive provisions. The Commission has not reviewed Fixed Account disclosures, but they are subject to securities law provisions relating to accuracy and completeness.


                    We have assigned full-time staff devoted to the development of Business Continuity Plans in conjunction with a national vendor. In addition, we have a site available in which to recover our critical business functions in the event of a disaster. We will conduct tests of our capabilities and plans.



                    In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a premium payment and/or freeze a Policyholder's account. This means we could refuse to honor requests for transfer, withdrawals, surrenders, loans, assignments, beneficiary changes or death benefit payments. Once frozen, monies would be moved from the Separate Account to a segregated interest-bearing account maintained for the Policyholder, and held in that account until instructions are received from the appropriate Regulator.


BUYING VARIABLE LIFE INSURANCE

                    The Policies this Prospectus offers are variable life insurance policies which provide death benefit protection. Investors not needing death benefit protection should consider other forms of investment, as there are extra costs and expenses of providing the insurance feature. Further, life insurance purchasers who are risk-averse or want more predictable premium levels and benefits may be more comfortable buying more traditional, non-variable life insurance. However, variable life insurance is a flexible tool for financial and investment planning for persons needing death benefit protection and willing to assume investment risk and to monitor investment choices they have made.

                    Flexibility starts with the ability to make differing levels of premium payments. A young family just starting out may only be able to pay modest premiums initially but hope to increase premium payments over time. At first, this family would be paying primarily for the insurance feature (perhaps at ages where the insurance cost is relatively low) and later use a Policy more as a savings vehicle. A customer at peak earning capacity may wish to pay substantial premiums for a limited number of years prior to retirement, after which Policy values may suffice, based on future expected return results, though not guaranteed, to keep the Policy inforce for the expected lifetime and to provide, through loans, supplemental retirement income. A customer may be able to pay a large single premium, using the Policy primarily as a savings and investment vehicle for potential tax

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                    advantages. A parent or grandparent may find a policy on the life of a child or grandchild a useful gifting opportunity over a period of years and the basis of an investment program for the donee. A business may be able to use a Policy to fund non-qualified executive compensation or business continuation plans.

                    Sufficient premiums must always be paid to keep a policy inforce, and there is a risk of lapse if premiums are too low in relation to the insurance amount and if investment results are less favorable than anticipated. The No Lapse Provision, while in effect, may help assure a death benefit even if investment results are unfavorable.

                    Flexibility also results from being able to select, monitor and change investment choices within a Policy. With the wide variety of funding options available, it is possible to fine tune an investment mix and change it to meet changing personal objectives or investment conditions. Policy owners should be prepared to monitor their investment choices on an ongoing basis.

                    Variable life insurance has significant tax advantages under current tax law. A transfer of values from one fund to another within the Policy generates no taxable gain or loss. Any investment income and realized capital gains within a fund are automatically reinvested without being taxed to the Policy owners. Policy values therefore accumulate on a tax-deferred basis. These situations would normally result in immediate tax liabilities in the case of direct investment in mutual funds.

                    While these tax deferral features also apply to variable annuities, liquidity (the ability of Policy owners to access Policy values) is normally more easily achieved with variable life insurance. Unless a policy has become a "modified endowment contract" (see TAX ISSUES), an Owner can borrow Policy values tax-free, without surrender charges and at very low net interest cost. Policy loans can be a source of retirement income. Variable annuity withdrawals are generally taxable to the extent of accumulated income, may be subject to surrender charges, and will result in penalty tax if made before age 59 1/2.

                    Depending on the death benefit option chosen, accumulated Policy values may also be part of the eventual death benefit payable. If a Policy is heavily funded and investment performance is very favorable, the death benefit may increase even further because of tax law requirements that the death benefit be a certain multiple of Policy value, depending on the Insured's age (see DEATH BENEFITS). The death benefit is income-tax free and may, with proper estate planning, be estate-tax free. A tax advisor should be consulted.

                    There are costs and expenses of variable life insurance ownership which are directly related to Policy values (i.e. asset based costs), as is true with investment in mutual funds or variable annuities. A significant additional cost of variable life insurance is the "cost of insurance" charge which is imposed on the "amount at risk" (the death benefit less Policy value) and increases as the insured grows older. This charge varies by age, underwriting classification, smoking status and in most states by gender. The effect of its increase can be seen in illustrations in this Prospectus (see Appendix 5) or in personalized illustrations available upon request. Surrender Charges, which decrease over time, are another significant additional cost if the Policy is not retained.

                    REPLACEMENTS




                    Before purchasing the Policy to replace, or to be funded with proceeds borrowed or withdrawn from, an existing life insurance policy or annuity contract, an applicant should consider a number of factors to determine whether doing so is in his or her best interest. Will any commission be paid to an agent or any other person with respect to the replacement? Is coverage and comparable values available from the Policy, as compared to his or her existing policy? The Insured may no longer be insurable or the contestability period may have elapsed with respect to the existing policy, while the Policy could be contested. How much of the surrender charge period under your old policy has elapsed? (Your Policy with us will have a new surrender charge period.) Will the surrender charges under this Policy be lower or higher than under the old Policy? The insurance risk under your Policy with us will not start until the prior policy has been deemed surrendered. If you buy this Policy you should consider these and similar matters before deciding to replace this Policy or to withdraw funds from it.


APPLICATION

                    Any person who wants to buy a Policy must first complete an application on a form provided by LLANY.

                    A completed application identifies the prospective Insured and provides sufficient information about the prospective insured to permit LLANY to begin underwriting the risks under the Policy. We require a medical history and examination of the Insured. LLANY may decline to provide insurance, or may place the Insured into a special underwriting category (these include preferred, non-smoker standard, smoker standard, non-smoker substandard and smoker substandard). The amount of the Cost of Insurance deducted monthly from the Policy value after issue varies among the underwriting categories as well as by age of the Insured at his/her nearest birthday and gender of the Insured.

                    The applicant will initially select the Beneficiary or Beneficiaries who are to receive Death Benefit Proceeds, the initial face amount (the Initial Specified Amount) of the Death Benefit and which of two methods of computing the Death Benefit is to be used. (See DEATH BENEFITS, Death Benefit Options). The applicant will also indicate both the frequency and amount of Premium Payments, (see PREMIUM FEATURES), and how Policy values are initially to be allocated among the available funding options following the expiration of the Right-to-Examine Period. (See RIGHT-TO-EXAMINE PERIOD).

OWNERSHIP

                    The Owner is the person or persons named as Owner in the application, and on the Date of Issue will usually be identified as Owner in the Policy Specifications. If no person is identified as Owner in the Policy Specifications, then the Insured is the Owner. The person or persons designated to be Owner of the Policy must have, or hold legal title for the sole benefit of a person who has, an "insurable interest" in the life of the Insured under applicable state law. The Owner may be the Insured, or any other natural person or non-natural entity.

                    The Owner is entitled to exercise rights under the Policy so long as the Insured is living. These rights include the power to select and change the Beneficiary and the Death Benefit Option. The Owner generally also has the right to request policy loans, make partial surrenders or surrender the Policy. The Owner may also name a new owner, assign the Policy or agree not to exercise all of the Owner's rights under the Policy.

                    If the Owner predeceases the Insured, the Owner's rights in the Policy will belong to the Owner's estate, unless otherwise specified to LLANY.

BENEFICIARY

                    The Beneficiary is designated by the Owner or the Applicant to receive the Death Benefit proceeds payable under the Policy. The person or persons named in the application as

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                    "Beneficiary" are the Beneficiaries of the Death Benefit
                    under the Policy, unless subsequently changed. Multiple Beneficiaries will be paid in equal shares, otherwise specified to us.

                    Except when LLANY has acknowledged an assignment of the Policy or an agreement not to change the Beneficiary, the Owner may change the Beneficiary at any time while the Insured is living. Any request for a change in the Beneficiary must be in a written form satisfactory to LLANY and submitted to LLANY. Unless the Owner has reserved the right to change the Beneficiary, such a request must be signed by both the Owner and the Beneficiary. When LLANY has recorded the change of Beneficiary, it will be effective as of the date of signature or, if there is no such date, the date recorded. No change of Beneficiary will affect or prejudice LLANY as to any payment made or action taken by LLANY before it was recorded.

                    If any Beneficiary dies before the Insured, the Beneficiary's potential interest shall pass to any surviving Beneficiaries, unless otherwise specified to LLANY. If no named Beneficiary survives the Insured, any Death Benefit Proceeds will be paid to the Owner or the Owner's executor, administrator or assignee.

THE POLICY

                    The Policy is the life insurance contract described in this Prospectus. The Date of Issue is the date on which LLANY begins life insurance coverage under a Policy, assuming the initial premium has been paid. A Policy Year is each twelve month period, beginning on the Date of Issue, during which the Policy is in effect. The Policy Anniversary is the day of the year the Policy was issued, or the next Valuation Day if that day is not a Valuation Day or is non-existent for that year. On issuance, a life insurance contract (Policy) will be delivered to the Owner. The Owner should promptly review the Policy to confirm that it sets forth the features specified in the application. The ownership and other options set forth in the Policy are registered, and may be transferred, solely on LLANY's books and records. Mere possession of the Policy does not imply ownership rights. If the Owner loses the Policy, LLANY will issue a replacement on request. LLANY may impose a Policy replacement fee.

                    POLICY SPECIFICATIONS

                    The Policy includes a Policy Specifications page, with supporting schedules, stating Policy information including the identity of the Owner, the Date of Issue, the Initial Specified Amount, the Death Benefit Option selected, the Insured, the Issue Age, the Beneficiary, the initial Premium Payment, the Surrender Charges, Expense Charges and Fees, Guaranteed Maximum Cost of Insurance Rates, and the No Lapse Premium.

PREMIUM FEATURES

                    The Policy permits flexible premium payments, meaning that the Owner may select the frequency and the amount of Premium Payments. After the Initial Premium Payment is made there is no minimum premium required, except to maintain the No Lapse Provision. (See LAPSE AND REINSTATEMENT No Lapse Provision). The initial Premium Payment is due on the Effective Date (the date on which the initial premium is applied to the Policy) and must be equal to or exceed the amount necessary to provide for two Monthly Deductions.

                                                                              13
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                    PLANNED PREMIUMS; ADDITIONAL PREMIUMS

                    Planned Premiums are the amount of premium (as shown in the Policy Specifications) the Applicant chooses to pay LLANY on a scheduled basis. This is the amount for which LLANY sends a premium reminder notice.

                    Any subsequent Premium Payments (Additional Premiums) must be sent directly to the Administrative Office. Additional Premiums will be credited only when actually received by LLANY. Planned Premiums may be billed annually, semiannually, or quarterly. Pre-authorized automatic Premium Payments can also be arranged at any time.

                    Unless specifically otherwise directed, any payment received (other than any Premium Payment necessary to prevent, or cure, Policy Lapse) will be applied first to reduce Policy Indebtedness. There is no premium load on such payments to the extent applied to reduce indebtedness.

                    LIMITS ON RIGHT TO MAKE PAYMENTS OF ADDITIONAL AND PLANNED PREMIUMS

                    The Owner may increase Planned Premiums, or pay Additional Premiums, subject to the following limitations and LLANY's right to limit the amount or frequency of Additional Premiums.

                    LLANY may require evidence of insurability if any payment of Additional Premium (including Planned Premium) would increase the difference between the Death Benefit and the Accumulation Value. If LLANY is unwilling to accept the risk, the increase in premium will be refunded without interest and without participation of such amounts in any underlying investment.

                    LLANY may also decline any Additional Premium (including Planned Premium) or a portion thereof that would result in total Premium Payments exceeding the maximum limitation for life insurance under federal tax laws. The excess amount would be returned.

                    PREMIUM LOAD; NET PREMIUM PAYMENT

                    LLANY deducts 5% from each Premium Payment. This amount, sometimes referred to as premium load, covers certain Policy-related state tax and federal income tax liabilities and a portion of the sales expenses incurred by LLANY. The Premium Payment, net of the premium load, is called the "Net Premium Payment."


RIGHT-TO-EXAMINE PERIOD



                    Your Initial Premium Payment received by LLANY, net of charges and fees, will be allocated to the Money Market Sub-Account on the Date of Issue. Ten (10) days (60 days for a replacement policy) from the Date of Issue, your Money Market Sub-Account value will be automatically allocated among the Sub-Accounts and the Fixed Account as designated by the Owner. If your Policy has been backdated, your Net Premium Payment may be allocated directly into the Sub-Accounts you have selected. Please consult your Registered Representative or LLANY's Administrative Office for the exact number of days before your funds will be moved from the Money Market Sub-Account. If the Policy is returned for cancellation within the Right-to-Examine Period, we will return any Premium Payments made.


14
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TRANSFERS AND ALLOCATION AMONG ACCOUNTS

                    ALLOCATION OF NET PREMIUM PAYMENTS

                    The allocation of Net Premium Payments among the Fixed Account and the Sub-Accounts may be set forth in the application. An Owner may change the allocation of future Net Premium Payments at any time. In any allocation, the amount allocated to any Sub-Account must be in whole percentages and result in a Sub-Account Value of at least $100 or a Fixed Account Value of $2,500. LLANY, at its sole discretion, may waive minimum balance requirements on the Sub-Accounts.

                    TRANSFERS

                    The Owner may make transfers among the Sub-Accounts, on the terms set forth below, at any time before the Insured reaches Age 100. The Owner should carefully consider current market conditions and each Sub-Account's investment policies and related risks before allocating money to the Sub-Accounts.


                    Transfer of amounts from one Sub-Account to another or from the Sub-Accounts to the Fixed Account are possible at any time. Within 30 days after each anniversary of the Date of Issue, the Owner may transfer up to 20% of the Fixed Account Value (as of the preceding anniversary of the Date of Issue) to one or more Sub-Accounts. The cumulative amount of transfers from the Fixed Account within any such 30 day period cannot exceed 20% of the Fixed Account Value on the most recent Policy Anniversary. Up to 12 transfer requests (a request may involve more than a single transfer) may be made in any Policy Year without charge. LLANY reserves the right to impose a $25 fee for each transfer request in excess of 12 requests in any Policy Year. LLANY may further limit transfers from the Fixed Account at any time.


                    Transfers must be made in proper written form, unless the Owner has given written authorization to LLANY to accept telephone transactions. Contact our Administrative Office for authorization forms and information on permitted telephone transactions. You may also send your request by facsimile to the Administrative Office. Written transfer requests or adequately authenticated telephone transfer requests received at the Administrative Office by the close of the New York Stock Exchange (usually 4:00 PM ET) on a Valuation Day will be effective as of that day. Otherwise, requests will be effective as of the next Valuation Day.

                    Any transfer among the Sub-Accounts or to the Fixed Account will result in the crediting and cancellation of Accumulation Units based on the Accumulation Unit values next determined after the Administrative Office receives a request in proper written form or adequately authenticated telephone transfer requests. Any transfer made which causes the remaining value of Accumulation Units for a Sub-Account or the Fixed Account to be less than $100 may result in those remaining Accumulation Units being canceled and their aggregate value reallocated proportionately among the other Sub-Accounts and the Fixed Account to which Policy values are then allocated.


                    LIMITS ON FREQUENT TRANSFERS



                    The Policy is not designed to serve as a vehicle for frequent trading, in response to short-term fluctuations in the market. Such frequent trading can disrupt the management of a Fund; increase trading and transaction costs and raise expenses; disrupt planned investment strategies; force unplanned portfolio turnover and adversely affect Fund performance through asset swings that decrease the Fund's ability to provide maximum


                                                                              15
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                    investment return to all Policy owners. Accordingly,
                    organizations and individuals who use market-timing investment strategies and make frequent transfers should not purchase this Policy.



                    We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization, individual or other party authorized to give transfer instructions on behalf of multiple policy owners. Such restrictions could include:



                    (1) Not accepting transfer instructions from an agent acting on behalf of more than one policy owner; and


                    (2) Not accepting preauthorized transfer forms from market-timers or other entities acting on behalf of more than one Policy owner at a time.



                    We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policy owners or harm the Funds.


                    OPTIONAL SUB-ACCOUNT ALLOCATION PROGRAMS

                    You may elect to participate in programs providing for Dollar Cost Averaging or Automatic Rebalancing, currently without charge, but may participate in only one program at any time. Transfers under these programs do not count against the 12 transfers per year without charge.

                    DOLLAR COST AVERAGING

                    Dollar Cost Averaging systematically transfers specified dollar amounts from the Money Market Sub-Account. Transfer allocations may be made to one or more of the Sub-Accounts (not the Fixed Account) on a monthly or quarterly basis. These transfers do not count against the free transfers available. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, an Owner may reduce exposure to market volatility. Dollar Cost Averaging will not assure a profit or protect against a declining market.

                    If the Owner elects Dollar Cost Averaging, the value in the Money Market Sub-Account must be at least $1,000 initially. The minimum amount that may be allocated is $50 monthly.

                    An election for Dollar Cost Averaging is effective after the Administrative Office receives a request from the Owner in proper written form or by telephone, if adequately authenticated. An election is effective within ten business days, but only if there is sufficient value in the Money Market Sub-Account. LLANY may, in its sole discretion, waive Dollar Cost Averaging minimum deposit and transfer requirements.

                    Dollar Cost Averaging terminates automatically: (1) if the number of designated transfers has been completed; (2) if the value in the Money Market Sub-Account is insufficient to complete the next transfer; (3) within one week after the Administrative Office receives a request for termination in proper written form, or by telephone if adequately authenticated; or (4) if the Policy is surrendered.

16
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                    From time to time, we may offer special interest rate
                    programs for Dollar Cost Averaging. Please consult your Registered Representative to determine the current availability and terms of these programs. We reserve the right to modify, suspend or terminate a Dollar Cost Averaging program. Any changes will not affect owners currently participating in the Dollar Cost Averaging program.


                    AUTOMATIC REBALANCING

                    Automatic Rebalancing periodically restores to a pre-determined level the percentage of Policy value allocated to each Sub-Account (e.g. 20% Money Market, 50% Growth, 30% Utilities). The Fixed Account is not subject to rebalancing. The pre-determined level is the allocation initially selected on the application, until you change it. If Automatic Rebalancing is elected, all Net Premium Payments allocated to the Sub-Accounts will be subject to Automatic Rebalancing.

                    The Owner may select Automatic Rebalancing on a quarterly, semi-annual or annual basis. Automatic Rebalancing may be elected, terminated or the allocation may be changed at any time, effective within ten business days upon receipt by the Administrative Office of a request in proper written form or by telephone if adequately authenticated.

POLICY VALUES

                    The Accumulation Value is the sum of the Fixed Account Value, Separate Account Value and the Loan Account Value. The Accumulation Value of the Policy depends on the performance of the underlying investments. Policy values are used to pay for Policy fees and expenses, including the Cost of Insurance. Premium Payments to meet your objectives will vary based on the investment performance of the underlying investments. A market downturn, affecting the Sub-Accounts upon which the Accumulation Value of a particular Policy depends, may require additional premium payments beyond those expected (unless the No Lapse Provision requirements have been satisfied) to maintain the level of coverage or to avoid lapse of the Policy. We strongly suggest you review periodic statements to determine if additional premium payments must be made to avoid lapse of the Policy.

                    We will tell you at least annually the Accumulation Value, the number of Accumulation Units credited to the Policy, current Accumulation Unit Values, Sub-Account Values, the Fixed Account Value and the Loan Account Value.


                    VALUATION -- FIXED ACCOUNT AND SEPARATE ACCOUNT



                    The portion of a Premium Payment remaining after deduction of the premium charge is the "Net Premium Payment", and is available for allocation to the Fixed Account and/or the Separate Account, at your direction. We credit Net Premium Payments to the Policy as of the date they are received. (See "Communications with LLANY" for an explanation of how we determine when we have "received" a premium payment.)



                    ALLOCATION OF PREMIUM PAYMENTS TO SEPARATE ACCOUNT



                    NUMBER OF UNITS. When you make premium payments, the portion you allocate to each Sub-Account of the Separate Account is converted into units of measure we call "Variable Accumulation Units". The number of these units we credit to you for each Sub-Account is determined by dividing the amount you allocated to that Sub-Account by the value of a Variable Accumulation Unit for that Sub-Account on the Valuation Day on which the Premium Payment is received at our Administrative Office, if it is received before 4:00 PM, New York time. If received at or after 4:00 PM, New York time, we will use the value of a Variable Accumulation Unit computed on the next Valuation Day.



                    The number of Variable Accumulation Units credited to a Policy will not be changed by any subsequent change in the value of a Variable Accumulation Unit. That value may vary from Valuation Period to Valuation Period to reflect the investment experience of the portfolio or fund used in a particular Sub-Account and fees charged under the Policy.



                    VALUATION DAY; VALUATION PERIOD. Variable Accumulation Units will be valued once daily as of the close of trading, normally 4:00 PM, New York time, on each day that the New York Stock Exchange (NYSE) is open and trading is unrestricted ("Valuation Day"). On any day other than a Valuation Day, the Variable Accumulation Unit value will not change. A "Valuation Period" is the period starting at the close of trading on the NYSE on a Valuation Day, and ending at the close of trading on the next Valuation Day.



                    PER-UNIT VALUATION. To determine your Separate Account Value on each Valuation Day we must first calculate the value of a Variable Accumulation Unit for each Sub-Account. The beginning value for each Sub-Account is established at the inception of the Sub-Account, at an arbitrary amount. Thereafter it may increase or decrease from Valuation Period to Valuation period.



                    We determine each Variable Accumulation Unit value after the first as follows:



                    (1) We calculate the total value of the Fund shares held in the Sub-Account by multiplying the number of Fund shares owned by the Sub-Account at the beginning of the Valuation Period by the net asset value per share of the Fund at the end of the Valuation Period, and then by adding any dividend or other distribution of the Fund if an ex-dividend date occurs during the Valuation Period;


                    (2) Next, we SUBTRACT the liabilities of the Sub-Account at the end of the Valuation Period. These liabilities include daily charges imposed on the Sub-Account, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine results from the operation of the Separate Account; and


                    (3) We divide the result by the number of Variable Accumulation Units outstanding at the beginning of the Valuation Period.



                    In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



                    The daily charge imposed on a Sub-Account for any Valuation Period is equal to the daily mortality and expense risk charge multiplied by the number of calendar days in the Valuation Period. The amount of Monthly Deduction allocated to each Sub-Account will result in the cancellation of Variable Accumulation Units that have an aggregate value, on the date of such deduction, equal to the total amount by which the Sub-Account is reduced.



                    FIXED ACCOUNT AND LOAN ACCOUNT VALUE


                    The Fixed Account Value and the Loan Account Value reflect amounts allocated to LLANY's General Account through payment of premiums or through transfers from the Separate Account or loans and interest charged. LLANY guarantees the Fixed Account Value.

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                    ACCUMULATION VALUE



                    The "Accumulation Value" of a Policy is determined by:



                    (1) multiplying the total number of Variable Accumulation Units credited to the Policy for each Sub-Account by its appropriate current Variable Accumulation Unit Value; and


                    (2) if a combination of Sub-Accounts is elected, totaling the resulting values; and


                    (3) adding any values attributable to the Fixed Account and the Loan Account. The Accumulation Value will be affected by Monthly Deductions.


                    NET ACCUMULATION VALUE

                    The "Net Accumulation Value" is the Accumulation Value less the Loan Account Value. The Net Accumulation Value represents the net value of the Policy and is the basis for calculating the Surrender Value.

FUNDS

                    Each of the Sub-Accounts of the Separate Account is invested solely in the shares of one of the Funds available under the Policies. Each of the Funds, in turn, is an investment portfolio of one of the trusts or corporations listed below. A given Fund may have a similar investment objective and principal investment strategy to those for another mutual fund managed by the same investment advisor or subadvisor. However, because of timing of investments and other variables there will be no correlation between the two investments. Even though the management strategy and the objectives of the Funds are similar, the investment results may vary.


                    The portfolios, their investment advisors and objectives, and the Funds within each that are available under the Policies are listed below. Additional information is available in each Funds prospectus.



                    AIM VARIABLE INSURANCE FUNDS is advised by A I M Advisors, Inc.



                        AIM V.I. GROWTH FUND (SERIES I): Seeks growth of capital.



                        AIM V.I. INTERNATIONAL GROWTH FUND (SERIES I) (FORMERLY AIM V.I. INTERNATIONAL EQUITY FUND): Seeks to provide long-term growth of capital.



                        AIM V.I. PREMIER EQUITY FUND (SERIES I) (FORMERLY AIM V.I. VALUE FUND): Seeks to achieve long-term growth of capital. Income is a secondary objective.



                    ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. is advised by Alliance Capital Management, L.P.



                        ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO (CLASS A):
                        Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



                        GROWTH AND INCOME PORTFOLIO (CLASS A): Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio may also invest in fixed-income securities and convertible securities.


                                                                              19
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                        PREMIER GROWTH PORTFOLIO (CLASS A): Seeks long-term
                        growth of capital by pursuing aggressive investment policies. The portfolio invests predominately in the equity securities of a limited number of large, carefully selected high-quality U.S. companies that are judged likely to achieve superior earnings growth.



                        TECHNOLOGY PORTFOLIO (CLASS A): Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



                    AMERICAN FUNDS INSURANCE SERIES is advised by Capital Research and Management Company.



                        GLOBAL SMALL CAPITALIZATION FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in stocks of smaller companies located around the world that typically have market capitalizations of $50 million to $1.5 billion. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                        GROWTH-INCOME FUND (CLASS 2): The fund seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.



                        INTERNATIONAL FUND (CLASS 2): The fund seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The fund is designed for investors seeking capital appreciation through stocks. Investors in the fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.



                    DELAWARE VIP TRUST (FORMERLY DELAWARE GROUP PREMIUM FUND) is advised by Delaware Management Company.



                        HIGH YIELD SERIES (STANDARD CLASS): Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



                        LARGE CAP VALUE SERIES (STANDARD CLASS) (FORMERLY GROWTH AND INCOME SERIES): Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.


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                        REIT SERIES (STANDARD CLASS): Seeks to achieve maximum
                        long-term total return, with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).



                        SMALL CAP VALUE SERIES (STANDARD CLASS): Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings and growth potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.



                        TREND SERIES (STANDARD CLASS): Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



                        U.S. GROWTH SERIES (STANDARD CLASS): Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



                    FIDELITY VARIABLE INSURANCE PRODUCTS is advised by Fidelity Management and Research Company.



                        CONTRAFUND PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation by investing primarily in securities of companies whose value the adviser believes is not fully recognized by the public.



                        EQUITY-INCOME PORTFOLIO (SERVICE CLASS): Seeks reasonable income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index (S&P 500).



                        GROWTH PORTFOLIO (SERVICE CLASS): Seeks long-term capital appreciation. The portfolio normally purchases common stocks.



                        OVERSEAS PORTFOLIO (SERVICE CLASS): Seeks long term growth of capital by investing mainly in foreign securities.



                    FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST is advised by Franklin Advisors, Inc. for the Franklin Small Cap Fund, and Templeton Global Advisors Limited for the Templeton Growth Securities Fund.



                        FRANKLIN SMALL CAP FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in equity securities of U.S. small cap companies, with market cap values not exceeding (1) $1.5 billion, or (2) the highest market cap value in the Russell 2000 Index, whichever is greater at the time of purchase. The fund may continue to hold an investment for further capital growth opportunities even if the company is no longer considered a small cap company.



                        TEMPLETON GROWTH SECURITIES FUND (CLASS 1): Seeks long-term capital growth. Invests primarily in stocks of companies of any nation, including those in U.S. and emerging markets.


                                                                              21
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                    JANUS ASPEN SERIES is advised by Janus Capital Management
                    LLC.



                        AGGRESSIVE GROWTH PORTFOLIO (SERVICE SHARES): Seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies.



                        BALANCED PORTFOLIO (SERVICE SHARES): Seeks long-term capital growth, consistent with the preservation of capital and balanced by current income. The portfolio normally invests 40-60% of its assets in securities selected primarily for their growth potential, and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.



                        WORLDWIDE GROWTH PORTFOLIO (SERVICE SHARES): Seek long term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from at least five different countries, including the United States. The portfolio may at times invest in fewer than five countries or even a single country.



                    LINCOLN NATIONAL FUNDS (LN) are advised by Delaware Management Company, with Putnam Investment Management, L.L.C. subadvising the Aggressive Growth Fund and the Global Asset Allocation Fund, Delaware International Advisers, Ltd. subadvising the International Fund, and Janus Capital Management LLC subadvising the Capital Appreciation Fund.



                        LN AGGRESSIVE GROWTH FUND, INC.: Seeks to maximize capital appreciation. The fund invests in stocks of small, lesser-known companies, which have a chance to grow significantly in a short time.



                        LN BOND FUND, INC.: Seeks maximum current income consistent with prudent investment strategy. The fund invests primarily in medium- and long-term corporate and government bonds.



                        LN CAPITAL APPRECIATION FUND, INC.: Seeks long-term growth of capital in a manner consistent with the preservation of capital. The fund primarily buys stocks in a large number of companies of all sizes if the companies are competing well and if their products or services are in high demand. It may also buy some money market securities and bonds, including junk bonds.



                        LN GLOBAL ASSET ALLOCATION FUND, INC.: Long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity and fixed-income securities, both of the U.S. and foreign insurers.



                        LN INTERNATIONAL FUND, INC.: Long-term capital appreciation. The fund trades in securities issued outside the United States -- mostly stocks, with an occasional bond or money market security.



                        LN MONEY MARKET FUND, INC.: Seeks maximum current income consistent with the preservation of capital. The fund invests in high quality, short-term obligations issued by U.S. corporations, the U.S. government, and federally chartered banks and U.S. branches of foreign banks.



                        LN SOCIAL AWARENESS FUND, INC.: Long-term capital appreciation. The fund buys stocks of established companies which adhere to certain specific social criteria.


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                    MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST is
                    advised by Massachusetts Financial Services Company.



                        CAPITAL OPPORTUNITIES SERIES (INITIAL CLASS): Seeks capital appreciation.



                        EMERGING GROWTH SERIES (INITIAL CLASS): Seeks to provide long-term growth of capital.



                        TOTAL RETURN SERIES (INITIAL CLASS): Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.



                        UTILITIES SERIES (INITIAL CLASS): Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



                    NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST is advised by Neuberger Berman Management Incorporated.



                        MID-CAP GROWTH PORTFOLIO: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.



                        REGENCY PORTFOLIO: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The portfolio seeks to reduce risk by diversifying among different companies and industries.



                    PUTNAM VARIABLE TRUST is advised by Putnam Investment Management, L.L.C.



                        GROWTH & INCOME FUND (CLASS IB): Seeks capital growth and current income by investing mainly in common stocks of U.S. companies with a focus on value stocks that offer the potential for capital growth, current income, or both.



                        HEALTH SCIENCES (CLASS IB): Seeks capital appreciation by investing primarily in common stocks of the companies in the health sciences industry.



                    SCUDDER VIT FUNDS TRUST (FORMERLY DEUTSCHE ASSET MANAGEMENT VIT FUNDS TRUST) is advised by Deutsche Asset
                    Management, Inc.



                        EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: The fund seeks to replicate as closely as possible, before expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index (EAFE-Registered Trademark- Index) which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.



                        EQUITY 500 INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies.



                        SMALL CAP INDEX FUND: The fund seeks to match, as closely as possible, before expenses, the performance of the Russell 2000 Small Stock Index (Russell 2000 Index), which emphasizes stocks of small U.S. companies.



                    Several of the Funds may invest in non-investment grade, high-yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual Fund Prospectuses. Also, take note that during extended periods of low interest rates, the yields of Money Market sub-accounts may become extremely low, and possibly negative. Please review the prospectuses carefully.


                    There is no assurance that the investment objective of any of the Funds will be met. You assume all of the investment performance risk for the Sub-Accounts you select.

                                                                              23
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                    There is investment performance risk in each of the
                    Sub-Accounts, although the amount of such risk varies significantly among the Sub-Accounts. Owners should read each Fund's prospectus carefully and understand the risks before making or changing investment choices. Additional Funds may, from time to time, be made available as underlying investments with prior approval of the New York Insurance Department. The right to select among Funds will be limited by the terms and conditions imposed by LLANY (See Allocation of Net Premium Payments). LLANY may make these changes (including substitutions) for some or all classes of policyholders.

                    SUBSTITUTION OF SECURITIES

                    If the shares of any Fund should no longer be available for investment by the Separate Account or if, in the judgment of LLANY, further investment in such shares should cease to be appropriate in view of the purpose of the Separate Account or in view of legal, regulatory or federal income tax restrictions, or for any other reason in our sole discretion; LLANY may substitute shares of another Fund. There will be no substitution of securities in any Sub-Account without prior approval of the Commission. Substitute Funds may have higher charges than the Funds being replaced.

                    Substitutions may be made with respect to existing investments or the investment of future premium payments, or both. We may close Sub-Accounts to allocations of premium payments or contract value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

                    VOTING RIGHTS

                    LLANY will vote the shares of each Fund held in the Separate Account at special meetings of the shareholders of the particular Fund in accordance with instructions received by the Administrative Office in proper written form from persons having a voting interest in the Separate Account. LLANY will vote shares for which it has not received instructions in the same proportion as it votes shares in the Separate Account for which it has received instructions. The Funds do not hold regular meetings of shareholders.

                    To determine how many votes each policy owner is entitled to direct with respect to a Fund, first we will calculate the dollar amount of your account value attributable to that Fund. Second, we will divide that amount by $100.00. The result is the number of votes you may direct.

                    The number of shares which a person has a right to vote will be determined as of a date to be chosen by the appropriate Fund not more than sixty (60) days prior to the meeting of the particular Fund. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

                    FUND PARTICIPATION AGREEMENTS


                    In order to make the Funds available, LLANY has entered into agreements with the trusts or corporations and their advisors or distributors. In some of these agreements, LLANY must perform certain administrative services for the Fund advisors or distributors. For these administrative functions, LLANY may be compensated by the Fund at annual rates of between .10% and .35% of the assets attributable to the Policies.


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CHARGES AND FEES

                    The investment advisor for each of the Funds deducts a daily charge as a percent of the net assets in each fund as an asset management charge. See "Fund Expenses".

                    We deduct charges in connection with the Policy to compensate us for providing the Policy's insurance benefit, administering the Policy, assuming certain risks under the Policy and for sales-related expenses we incur. LLANY may profit from any of these charges, including mortality and expense risk and cost of insurance charges and may use the profit for any purpose, including covering shortfalls from other charges.

                    The nature and amount of these charges are as follows:


                    PREMIUM CHARGE



                    We deduct a premium charge of 5% of each Premium Payment. This amount, sometimes referred to as "premium load", is intended to cover a portion of our state premium tax expenses, certain federal tax liabilities resulting from the receipt of premiums, and a portion of our distribution expenses. State premium tax rates vary from 0% to 4.0%.


                    DEDUCTIONS MADE MONTHLY

                    We make various expense deductions monthly. The Monthly Deductions, including administrative expenses, including the Cost of Insurance Charge and charges for supplemental riders or benefits, if any, are deducted proportionately from the Net Accumulation Value of each underlying investment subject to the charge. For Sub-Accounts, Variable Accumulation Units are canceled and the value of the canceled Units withdrawn in the same proportion as their respective values have to the Net Accumulation Value. The Monthly Deductions are made on the "Monthly Anniversary Day", the Date of Issue and the same day of each month thereafter, or if there is no such date in a given month, then the first Valuation Day of the next month. If the day that would otherwise be a Monthly Anniversary Day is not a Valuation Day, then the Monthly Anniversary Day is the next Valuation Day.

                    If the Net Accumulation Value is insufficient to cover the current Monthly Deduction, you have a 61-day period (Grace Period) to make a payment sufficient to cover that deduction. (See LAPSE AND REINSTATEMENT Lapse of a Policy).

                    If the Insured attains Age 100 with the Policy still in effect, no further Monthly Deductions will be made, the Separate Account Value will be transferred to the Fixed Account, and Policy will then remain in force until surrender or the Insured's death.

                    ADMINISTRATIVE EXPENSES

                    There is a flat dollar Monthly Deduction of $10.

                    In addition, during the first two Policy Years, and for 24 months after any increase in Specified Amount, there is a monthly charge per $1000 of Specified Amount, or increase therein, based on the Insured's age nearest birthday at the Policy's issue date and the date of any increase. That charge is $0.0283 for ages 15 through 30 (or $2.83 per month for a Policy with a $100,000 Specified Amount) and rises gradually to $0.07 for age 40, $0.12 for age 52, $0.2075 for age 64, $0.32 for age 76, and $0.4242 for ages 81 and older. A complete table is in Appendix 1.

                                                                              25
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                    These charges compensate us for administrative expenses
                    associated with Policy issue and ongoing Policy maintenance including premium billing and collection, policy value calculation, confirmations, periodic reports and other similar matters.

                    COST OF INSURANCE CHARGE

                    The Cost of Insurance is the portion of the Monthly Deduction designed to compensate LLANY for the anticipated cost of paying Death Benefits in excess of the Accumulation Value, not including riders, supplemental benefits or monthly expense charges.

                    The Cost of Insurance charge depends on the Age, policy duration, underwriting category and gender of the Insured and the current Net Amount at Risk. The Net Amount at Risk is the Death Benefit minus the Accumulation Value. The rate on which the Monthly Deduction for the Cost of Insurance is based will generally increase as the Insured ages. The Cost of Insurance charge could decline if the Net Amount at Risk drops relatively faster than the Cost of Insurance Rate increases.

                    The Cost of Insurance charge is determined by dividing the Death Benefit at the beginning of the Policy Month by
                    1.0032737 (the monthly equivalent of an annual rate of 4%), subtracting the Accumulation Value at the beginning of the Policy Month and multiplying the result (the Net Amount at Risk) by the applicable Cost of Insurance Rate as determined by LLANY. The Guaranteed Cost of Insurance Rates are in Appendix 2.

                    MORTALITY AND EXPENSE RISK CHARGE

                    LLANY deducts a daily charge as a percentage of the assets of the Separate Account as a mortality and expense risk charge. The mortality risk assumed is that insureds may live for a shorter period than estimated, and therefore, a greater amount of death benefit will be payable. The expense risk assumed is that expenses incurred in issuing and administering the policies will be greater than estimated. The mortality and expense risk charge is guaranteed at an annual rate of 0.90% in Policy Years 1-19 and 0.20% in Policy Years 20 and beyond.

                    SURRENDER CHARGES

                    A generally declining "Surrender Charge" may apply if the Policy is totally surrendered or lapses during the first fifteen years following the Date of Issue or the first fifteen years following an increase in Specified Amount. The Surrender Charge varies by Age of the Insured, the number of years since the Date of Issue, and Specified Amount.

                    The charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs and is retained by LLANY. The Surrender Charge is included in each Policy and is in compliance with New York's nonforfeiture law. Examples of the maximum Surrender Charge can be seen in Appendix 3.

                    The Surrender Charge under a Policy is proportional to the face amount of the Policy. Expressed as a percentage of face amount, it is higher for older than for younger issue ages. The Surrender Charge cannot exceed Policy value. All Surrender Charges decline to zero over the 15 years following issuance of the Policy. See, for example, the illustrations in Appendix 5.

                    If the Specified Amount is increased, a new Surrender Charge will be applicable, in addition to any existing Surrender Charge. The Surrender Charge applicable to the increase would be equal to the Surrender Charge on a new Policy whose Specified Amount was equal to the amount of the increase. Supplemental Policy Specifications will be sent to the Owner upon an increase in Specified Amount reflecting the additional Surrender Charge in the Table of Surrender Charges. The minimum allowable increase in Specified Amount is $1,000. LLANY may change this at any time.

                    If the Specified Amount is decreased while the Surrender Charge applies, the Surrender Charge will remain the same.

                    No Surrender Charge is imposed on a partial surrender, but an administrative fee of $25 (not to exceed 2% of the amount surrendered) is imposed, allocated pro-rata among the Sub-Accounts from which the partial surrender proceeds are taken.

                    Any surrender may result in tax implications. (SEE TAX
                    ISSUES)

                    Based on its actuarial determination, LLANY does not anticipate that the Surrender Charge, together with the portion of the premium load attributable to sales expense, will cover all sales and administrative expenses which LLANY will incur in connection with the Policy. Any such shortfall, including but not limited to payment of sales and distribution expenses, would be available for recovery from the General Account of LLANY, which supports insurance and annuity obligations.


                    If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements.


                    REDUCTION OF CHARGES -- PURCHASES ON A CASE BASIS; EXCHANGES

                    This Policy is available for purchases by corporations and other groups or sponsoring organizations on a case basis. LLANY reserves the right to reduce premium loads or any other charges on certain cases, where it is expected that the amount or nature of such cases will result in savings of sales, underwriting, administrative or other costs. Eligibility for these reductions and the amount of reductions will be determined by a number of factors, including but not limited to, the number of lives to be insured, the total premiums expected to be paid, total assets under management for the policy owner, the nature of the relationship among the insured individuals, the purpose for which the Policies are being purchased, the expected persistency of the individual policies and any other circumstances which LLANY believes to be relevant to the expected reduction of its expenses. Some of these reductions may be guaranteed and others may be subject to withdrawal or modification by LLANY on a uniform case basis. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners funded by Account M.

                    TRANSACTION FEE FOR EXCESS TRANSFERS

                    A $25 fee may apply for each transfer request in excess of 12 in any Policy Year. A single transfer request, either in writing or by telephone may consist of multiple transactions.

DEATH BENEFITS

                    The Death Benefit Proceeds is the amount payable to the Beneficiary upon the death of the Insured, in accordance with the Death Benefit Option elected. Loans (if any) and overdue deductions are deducted from the Death Benefit Proceeds prior to payment.

                                                                              27
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                    The Specified Amount, which may not be less than $100,000, is the amount requested by the Policy Owner at the time of application for insurance. This amount, in combination with a death benefit option, will define the death benefit. The Specified Amount is a field on the Policy Specification Page.


                    The applicant must select the Specified Amount of Death Benefit, and the Death Benefit Option. The three Death Benefit Options are described below. The applicant must consider a number of factors in selecting the Specified Amount, including the amount of proceeds required when the Insured dies and the Owner's ability to make Premium Payments. The ability of the Owner to support the Policy, particularly in later years, is an important factor in selecting between the Death Benefit Options, because the greater the Net Amount at Risk at any time, the more that will be deducted each month from the value of the Policy to pay the Cost of Insurance.


                    DEATH BENEFIT OPTIONS


                    Three different Death Benefit Options are available under the Policy. Regardless of which Death Benefit Option you choose, the Death Benefit Proceeds payable under the Policy is the greater of (a) the amount determined under the Death Benefit Option in effect on the date of the Insured's Death, less (in each case) any indebtedness under the Policy or
                    (b) an amount determined by LLANY equal to that required by the Internal Revenue Code to maintain the Policy as a life insurance policy, also referred to as the "Corridor Death Benefit."


                    The "Corridor Death Benefit" is the applicable percentage (the Corridor Percentage) of the Accumulation Value (rather than by reference to the Specified Amount) required to maintain the Policy as a "life insurance contract" for Federal income tax purposes. The Corridor Percentage is 250% through the time the insured reaches age 40 and decreases in accordance with the table in Appendix 3 to 100% when the Insured reaches age 95.


                    Death Benefit Option 1 provides Death Benefit Proceeds equal to the Specified Amount (a minimum of $100,000). If
                    Option 1 is selected, the Policy pays level Death Benefit Proceeds less indebtedness and any partial surrenders unless the Minimum Death Benefit exceeds the Specified Amount. (See DEATH BENEFITS, Federal Income Tax Definition of Life Insurance).



                    Death Benefit Option 2 provides Death Benefit Proceeds equal to the sum of the Specified Amount plus the Net Accumulation Value as of the date of the Insured's death, less any loan interest accrued but not yet charged. If Option 2 is selected, the Death Benefit Proceeds increase or decrease over time, depending on the amount of premium paid and the investment performance of the underlying Sub-Accounts.



                    Death Benefit Option 3 provides Death Benefit Proceeds (before deduction of any indebtedness against the Policy and the amount of any Partial Surrenders) equal to the sum of the Specified Amount plus the Accumulated Premiums (all premiums paid minus the Cumulative Policy Factor, if that Factor is elected) up to the limit shown in the Policy Specifications. Any premium paid that will cause the Death Benefit Proceeds to exceed this limit will be applied to the Policy, but will not increase the Death Benefit. The Cumulative Policy Factor, normally used in business situations, is calculated as:



                    a. the applicable monthly rate then used by the Internal Revenue Service (IRS); or


                    b.  an alternative monthly rate permitted by the IRS; times


                    c.  the Specified Amount divided by 1000.



                    If Death Benefit Option 3 is selected, the Death Benefit Proceeds will generally increase, depending on the amount of premium paid.


28
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                    If for any reason the applicant fails to affirmatively elect a particular Death Benefit Option, Death Benefit Option 1 shall apply until changed as provided below.


                    Owners who prefer insurance coverage that generally does not vary in amount and generally has lower Cost of Insurance Charges should elect Option 1. Owners who prefer to have favorable investment experience reflected in increased insurance coverage should elect Option 2. Owners who have a need to recover at death the amount of premiums paid should select Option 3. Under Options 1 and 3, any Surrender Value at the time of the Insured's Death will revert to LLANY.


                    CHANGES IN DEATH BENEFIT OPTIONS AND SPECIFIED AMOUNT

                    All requests for changes between Death Benefit Options and changes in the Specified Amount must be submitted in proper written form to the Administrative Office. The minimum increase in Specified Amount currently permitted is $1,000. If a change is requested, a supplemental application and evidence of insurability must also be submitted to LLANY.

                    In a change from Death Benefit Option 1 to Death Benefit Option 2, the Specified Amount will be reduced by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 2 to Death Benefit
                    Option 1, the Specified Amount will be increased by the Accumulation Value as of the effective date of change.


                    In a change from Death Benefit Option 1 to Death Benefit Option 3, the Specified Amount will remain the same. In a change from Death Benefit Option 3 to Death Benefit
                    Option 1, the Specified Amount will be increased by Accumulated Premiums (less the Cumulative Policy Factor if that Factor is elected) as of the effective date of change.



                    In a change from Death Benefit Option 2 to Death Benefit Option 3, the Specified Amount will be increased by the Accumulation Value as of the effective date of change. In a change from Death Benefit Option 3 to Death Benefit
                    Option 2, if the Accumulation Values is greater than the Accumulated Premium (less Cumulative Policy Factor if that Factor is elected), the Specified Amount will be reduced by the Accumulation Value less Accumulated Premium (plus Cumulative Policy Factor if that Factor is elected) as of the effective date of change; if the Accumulation Value is less than the Accumulated Premium (less the Cumulative Policy Factor if elected), the Specified Amount will be increased by the Accumulated Premium (less the Cumulative Policy Factor if that Factor is elected) less the Accumulation Value as of the effective date of change.



                    If you want to increase your Specified Amount, you should note that an increase normally triggers a number of additional requirements, such as a separate surrender charge period, higher surrender charges overall, and a new incontestability period. Before requesting an increase in Specified Amount, consult your financial adviser to determine whether an increase is appropriate for your particular situation.


                    Any reductions in Specified Amount will be made against the initial Specified Amount and any later increase in the Specified Amount on a last in, first out basis. Any increase in the Specified Amount will increase the amount of the Surrender Charge applicable to the Policy.

                    LLANY may decline any request for a change between Death Benefit Options or increase in the Specified Amount. LLANY may also decline any request for change of the Death Benefit Option or reduction of the Specified Amount if, after the change, the Specified Amount would be less than the minimum Specified Amount or would reduce the Specified Amount below the level required to maintain the Policy as life insurance for purposes of Federal income tax law.

                    Any change is effective on the first Monthly Anniversary Day on or after the date of approval of the request by LLANY, unless the Monthly Deduction Amount would increase as a result of the change. In that case, the change is effective on the first Monthly Anniversary Day on which the Accumulation Value is equal to or greater than the Monthly Deduction Amount, as increased.

                    FEDERAL INCOME TAX DEFINITION OF LIFE INSURANCE

                    The amount of the Death Benefit must satisfy certain requirements under the Code if the Policy is to qualify as insurance for federal income tax purposes. The amount of the Death Benefit Proceeds required to be paid under the Code to maintain the Policy as life insurance under each of the Death Benefit Options (see DEATH BENEFITS, Death Benefit Options) is equal to the product of the Accumulation Value and the applicable Corridor Percentage. A table of Corridor Percentages is in Appendix 4.

NOTICE OF DEATH OF INSURED

                    Due Proof of Death must be furnished to LLANY at the Administrative Office as soon as reasonably practical after the death of the Insured, the person whose life is insured under the Policy. Due Proof of Death must be in proper written form and includes a certified copy of an official death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or any other proof of death satisfactory to LLANY.

PAYMENT OF DEATH BENEFIT PROCEEDS


                    The Death Benefit Proceeds under the Policy will ordinarily be paid within seven days, if in a lump sum, or in accordance with any Settlement Option selected by the Owner or the Beneficiary, after receipt at the Administrative Office of Due Proof of Death of the Insured. (See Settlement Options.) The amount of the Death Benefit Proceeds under Option 2 and Option 3 will be determined as of the date of the Insured's death. Payment of the Death Benefit Proceeds may be delayed if the Policy is contested or if Separate Account values cannot be determined.



                    We offer a checkbook service in which the Death Benefit proceeds are transferred into an interest-bearing account, in the Beneficiary's name as owner of the account. Your Beneficiary has quick access to the funds and is the only one authorized to transfer funds from the account. This service allows the Beneficiary additional time to decide how to manage Death Benefit Proceeds with the balance earning interest from the day the account is opened.


                    SETTLEMENT OPTIONS

                    There are several ways in which the Beneficiary may receive the Death Benefit Proceeds or in which the Owner may choose to receive payments upon the surrender of the Policy.

                    The Owner may elect or change a Settlement Option while the Insured is alive. If the Owner has not irrevocably selected a Settlement Option, the Beneficiary may elect or change the Settlement Option within 90 days after the Insured dies. If no Settlement Option is selected, the Death Benefit Proceeds will be paid in a lump sum.

                    If the Policy is assigned as collateral security, LLANY will pay any amount due the assignee in one lump sum. Any remaining Death Benefit Proceeds will be paid as elected.

                    A request to elect, change, or revoke a Settlement Option must be received in proper written form by the Administrative Office before payment of the lump sum or under any Settlement Option. The first payment under the Settlement Option selected will become payable on the date proceeds are settled under the option. Payments after the first payment will be made on the first day of each month. Once payments have begun, the Policy cannot be surrendered and neither the payee nor the Settlement Option may be changed.

                    There are at least four Settlement Options:

                       The first Settlement Option is an annuity for the lifetime of the payee.

                       The second Settlement Option is an annuity for the lifetime of the payee, with monthly payments guaranteed for 60, 120, 180, or 240 months.

                       Under the third Settlement Option, LLANY makes monthly payments for a stated number of years, at least five but no more than thirty.

                       Under the fourth Settlement Option, LLANY pays at least 3% interest annually on the sum left on deposit, and pays the amount on deposit on the payee's death.

                    Any other Settlement Option offered by LLANY at the time of election may also be selected.

POLICY LIQUIDITY

                    The accumulated value of the Policy is available for loans or withdrawals. Subject to certain limitations, the Owner may borrow against the Surrender Value of the Policy, may make a partial surrender of some of the Surrender Value of the Policy and may fully surrender the Policy for its Surrender Value.


                    Note, however, that in the earlier Policy Years, depending on the Premium Payments made, or if the Owner has requested a substantial reduction in Specified Amount, there may be little or no Surrender Value available.


                    POLICY LOANS

                    The Owner may at any time borrow in the aggregate up to 100% of the Surrender Value at the time a Policy Loan is made. LLANY may, however, limit the amount of the loan so that the total Policy indebtedness will not exceed 90% of the amount of the Accumulation Value less any Surrender Charge that would be imposed on a full surrender. The Owner must execute a loan agreement and assign the Policy to LLANY free of any other assignments. The Loan Account is the account in which Policy indebtedness (outstanding loans and interest) accrues once it is transferred out of the Fixed Account or the Sub-Accounts. Interest on Policy Loans accrues at an annual rate of 8%, and is payable to LLANY (for its account) once a year in arrears on each Policy Anniversary, or earlier upon full surrender or other payment of proceeds of a Policy.

                    The amount of a loan, plus any accrued but unpaid interest, is added to the outstanding Policy Loan balance. Unless paid in advance, any loan interest due will be transferred proportionately from the values in the Fixed Account and each Sub-Account, and treated as an additional Policy Loan, and added to the Loan Account Value.

                    LLANY credits interest to the Loan Account Value of 7% per year, so the net cost of a Policy Loan is 1%.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts (including for this purpose the Fixed Account), transfers from each for loans and loan interest charged will be made in proportion to the assets in each such Sub-Account at that time, unless LLANY is instructed otherwise in proper written form at the Administrative Office. Repayments on the loan and interest credited on the Loan Account Value will be allocated according to the most recent Premium Payment allocation at the time of the repayment.

                    A Policy Loan, whether or not repaid, affects the proceeds payable upon the Death and the Accumulation Value. The longer a Policy Loan is outstanding, the greater the effect is likely to be. While an outstanding Policy Loan reduces the amount of assets invested, depending on the investment results of the Sub-Accounts, the effect could be favorable or unfavorable.

                    If at any time the total indebtedness against the Policy, including interest accrued but not due, equals or exceeds the then current Accumulation Value less Surrender Charges, the Policy will terminate without value subject to the conditions in the Grace Period Provision, unless the No Lapse Provision is in effect. (SEE LAPSE AND REINSTATEMENT, Lapse of a Policy)

                    If a Policy lapses while a loan is outstanding, adverse tax consequences may result.

                    PARTIAL SURRENDER

                    You may make a partial surrender at any time while the Insured is alive by request to the Administrative Office in proper written form or by telephone, if you have authorized telephone transactions. Each time you request a partial surrender of your Policy, we charge you 2% of the amount withdrawn not to exceed $25. Total partial surrenders may not exceed 90% of the Surrender Value of the Policy. Each partial surrender may not be less than $500. Partial surrenders are subject to other limitations as described below.

                    Partial surrenders may reduce the Specified Amount and, in each case, reduce the Death Benefit Proceeds. To the extent that a requested partial surrender would cause the Specified Amount to be less than $100,000, the partial surrender will not be permitted by LLANY. In addition, if following a partial surrender and the corresponding decrease in the Specified Amount, the Policy would not comply with the maximum premium limitations required by federal tax law, the surrender may be limited to the extent necessary to meet the federal tax law requirements.

                    The effect of partial surrenders on the Death Benefit Proceeds depends on the Death Benefit Option elected under the Policy. If Death Benefit Option 1 is in effect, a partial surrender will reduce the Accumulation Value and the Specified Amount. The reduction in the Specified Amount, which would reduce any past increases on a last in, first out basis, reduces the amount of the Death Benefit Proceeds.

                    If Death Benefit Option 2 is in effect, a partial surrender will reduce the Accumulation Value, but would not reduce the Specified Amount. The reduction in the Accumulation Value reduces the amount of the Death Benefit Proceeds.


                    If Death Benefit Option 3 is in effect, a partial surrender will reduce the Accumulated Premiums, the Death Benefit, and the Death Benefit Option 3 limit by the amount of the partial surrender. If the amount of the partial surrender exceeds the Accumulated Premiums, the Specified Amount will be reduced by the excess amount.

                    If the Net Accumulation Value is distributed among more than one of the Sub-Accounts, surrenders from each will be made in proportion to the assets in each Sub-Account at the time of the surrender, unless LLANY is instructed otherwise in proper written form at the Administrative Office. LLANY may at its discretion decline any request for a partial surrender.

                    SURRENDER OF THE POLICY


                    You may surrender the Policy at any time. On surrender of the Policy, LLANY will pay you, or your assignee, the Surrender Value next computed after receipt of the request in proper written form at the Administrative Office. If the owner makes a full surrender, all coverage under the policy will automatically terminate and may not be reinstated. Please note that if you surrender your Policy in its early years, you may receive little or no cash value.



                    We offer a personalized checkbook service for surrenders of your Policy. Once your request is processed, proceeds are placed in an interest-bearing account in your name. You have complete access to your proceeds through check writing privileges. You have the choice of leaving proceeds in this account or you may write checks immediately -- even a check for the entire amount.


                    SURRENDER VALUE

                    The "Surrender Value" of a Policy is the amount you can receive in a lump sum by surrendering the Policy. The Surrender Value is the Net Accumulation Value, less any loan interest accrued but not yet charged, less the Surrender Charge (SEE CHARGES AND FEES, Surrender Charges). All or part of the Surrender Value may be applied to one or more of the Settlement Options. Surrender Values are illustrated in Appendix 4.


                    If you select the Estate Tax Repeal Rider, and if you satisfy its special conditions (See "Riders"), you will have a one-time right to cancel your Policy without being subject to Surrender Charges. This is a limited benefit, and it is subject to our specific definition of Estate Tax Repeal as defined in the Riders section of this Prospectus. All surrenders of your Policy (as distinguished from the cancellation provision in this Rider) are subject to the Policy's normal surrender requirements.


                    DEFERRAL OF PAYMENT AND TRANSFERS

                    Payment of loans or of the Surrender Value from any of the Sub-Accounts will generally be made within seven days. Payment or transfer from the Fixed Account may be deferred up to six months at LLANY's option. If LLANY exercises its right to defer any payment from the Fixed Account, interest will accrue and be paid as required by law from the date the recipient would otherwise have been entitled to receive the payment.

ASSIGNMENT; CHANGE OF OWNERSHIP

                    While the Insured is living, you may assign your rights in the Policy, including the right to change the beneficiary designation. The assignment must be in proper written form, signed by you and recorded at the Administrative Office. No assignment will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded. LLANY is not responsible for any assignment not submitted for recording, nor is LLANY responsible for the sufficiency or validity of any assignment. Any assignment is subject to any indebtedness owed to LLANY at the time the assignment is recorded and any interest accrued on such indebtedness after recordation of any assignment.

                    Once recorded, the assignment remains effective until released by the assignee in proper written form. So long as an effective assignment remains outstanding, you will not be permitted to take any action with respect to the Policy without the consent of the assignee in proper written form.

                    So long as the Insured is living, you may name a new Owner by recording a change in ownership in proper written form at the Administrative Office. On recordation, the change will be effective as of the date of execution of the document of transfer or, if there is no such date, the date of recordation. No such change of ownership will affect, or prejudice LLANY as to, any payment made or action taken by LLANY before it was recorded. LLANY may require that you submit the Policy for endorsement before making a change.

LAPSE AND REINSTATEMENT

                    LAPSE OF A POLICY


                    If at any time the Net Accumulation Value is insufficient to pay the Monthly Deduction, unless the No Lapse Provision is in effect, the Policy is subject to lapse and automatic termination of all Policy coverage. The Net Accumulation Value may be insufficient to pay the cost of insurance



                    1)  because it has been exhausted by earlier deductions,


                    2)  due to poor investment performance,


                    3)  due to partial surrenders,


                    4)  due to indebtedness for Policy Loans,


                    5)  due to substantial reductions in Specified Amount,


                    6) due to the terms of certain Riders added to the Policy, or


                    7)  because of some combination of these factors.


                    If LLANY has not received a Premium Payment or payment of indebtedness on Policy Loans necessary so that the Net Accumulation Value is sufficient to pay the Monthly Deduction Amount on a Monthly Anniversary Day, LLANY will send a written notice to the Owner and any assignee of record. The notice will state the amount of the Premium Payment or payment of indebtedness on Policy Loans necessary such that the Net Accumulation Value is at least equal to two times the Monthly Deduction Amount. If the minimum required amount set forth in the notice is not paid to LLANY on or before the day that is the later of (a) 31 days after the date of mailing of the notice, and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent (together, the Grace Period), then the policy shall terminate and all coverage under the policy shall lapse without value.

                    NO LAPSE PROVISION


                    This provision must be selected at the time of application, and is only available with Death Benefit Options 1 and 2. There is no charge for this feature.


                    The No Lapse Premium is the cumulative premium required to have been paid by each Monthly Anniversary Day to prevent the Policy from lapsing during the first ten Policy Years. This is available for no additional charge under the Policy. If this Policy has a No Lapse Premium shown on the specifications, this Policy will not lapse during the first ten Policy Years if, at each Monthly Anniversary Day, the sum of all Premium Payments less any policy loans (including any accrued loan interest) and partial surrenders is at least equal to the sum of the No Lapse Premiums (as indicated in the Policy Specifications) due since the Date of Issue of the Policy. A Grace Period will be allotted after each Monthly Anniversary Day on which insufficient premiums have been paid. The grace period is the later of
                    (a) 31 days after the date of mailing of the notice (as explained above), and (b) 61 days after the date of the Monthly Anniversary Day with respect to which such notice was sent. The payment of sufficient additional premiums during the Grace Period will keep the No Lapse Provision in force.

                    The No Lapse Provision will be terminated after ten years or earlier if you fail to meet the premium requirements, if there is an increase in Specified Amount or if you change the Death Benefit Option. Once the No Lapse Provision terminates, it cannot be reinstated.

                    REINSTATEMENT OF A LAPSED POLICY

                    After the Policy has lapsed due to the failure to make a necessary payment before the end of an applicable Grace Period, it may be reinstated provided (a) it has not been surrendered, (b) there is an application for reinstatement in proper written form, (c) evidence of insurability of the insured is furnished to LLANY and it agrees to accept the risk, (d) LLANY receives a payment sufficient to keep the Policy in force for at least two months, and (e) any accrued loan interest is paid. The effective date of the reinstated Policy shall be the Monthly Anniversary Day after the date on which LLANY approves the application for reinstatement. Surrender Charges will be reinstated as of the Policy Year in which the Policy lapsed.

                    If the Policy is reinstated, such reinstatement is effective on the Monthly Anniversary Day following LLANY approval. The Accumulation Value at reinstatement will be the Net Premium Payment then made less all Monthly Deductions due.

                    If the Surrender Value is not sufficient to cover the full Surrender Charge at the time of lapse, the remaining portion of the Surrender Charge will also be reinstated at the time of Policy reinstatement.

COMMUNICATIONS WITH LLANY

                    PROPER WRITTEN FORM

                    Whenever this Prospectus refers to a communication "in proper written form," it means a written document, in form and substance reasonably satisfactory to LLANY, received at the Administrative Office. You may also send your communication by facsimile to the Administrative Office. Certain transactions are not acceptable by facsimile.


                    We will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. Proper written form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and the Company.



                    RECEIPT OF WRITTEN COMMUNICATIONS



                    Once your Policy is in force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item in proper form at the mailing address that appears in this Prospectus. Planned periodic premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in proper form before 4:00 p.m. Eastern time on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request on or after 4:00 p.m. Eastern time on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.



                    Other forms, notices and requests are normally effective as of the next business day after we receive them in proper form, unless the transaction is scheduled to occur on another business day. Change of owner and beneficiary forms are effective as of the day you sign the change form, once we receive them in proper form.



                    TELEPHONE AND OTHER ELECTRONIC COMMUNICATIONS



                    We allow telephone and other electronic transactions only when you provide us proper written authorization. To effect a permitted transaction using the telephone or other electronic means, the Owner, or his/her authorized representative, may have to provide the following: Policy number, partial Social Security number, personal identification number (PIN), and/or such other information as we may require to verify the identity and authority of the caller. We disclaim all liability for losses and other consequences resulting from unauthorized or fraudulent telephone or electronic transactions. In addition, we are not responsible for the consequences of instructions that fail to reach us in a timely manner. The Company believes that the procedures as stated above are reasonable and acknowledges that, if it does not follow these procedures, it may be liable for such losses.



                    If you have been issued a PIN number to make telephone or other electronic transactions to your account, be careful not to give it out to anyone. We will not be responsible for its misuse or for improper or unauthorized account transactions using your PIN.



                    Please note that telephone, facsimile and/or Internet access may not always be available. Any telephone, facsimile or Internet hookup, whether it is yours, your service provider's or your agent's, can experience outages or slowdowns arising from a variety of causes not of our making. These outages or slowdowns may result in delayed or lost instructions from you, and we will not be responsible for these "failed" transmissions. If you are experiencing problems, you should send your request in writing to our Administrative Office.


OTHER POLICY PROVISIONS

                    ISSUANCE


                    A Policy may only be issued upon receipt of satisfactory evidence of insurability, and generally only when the Insured is at least age 18 and at most age 85.


                    DATE OF COVERAGE

                    The date of coverage will be the Date of Issue, provided the Insured is alive and prior to any change in the health and insurability of the Insured as represented in the application.

                    INCONTESTABILITY

                    LLANY will not contest payment of the Death Benefit Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for two years from the Date of Issue. For any increase in Specified Amount requiring evidence of insurability, LLANY will not contest payment of the Death Benefit Proceeds based on such an increase after it has been in force for two years from its effective date.

                    MISSTATEMENT OF AGE OR GENDER

                    If the age or gender of the Insured has been misstated, the affected benefits will be adjusted. The amount of the Death Benefit Proceeds will be 1. multiplied by 2. and then the result added to 3. where:
                    1. is the Net Amount at Risk at the time of the Insured's
                       Death;
                    2. is the ratio of the monthly Cost of Insurance applied in the Policy month of death to the monthly Cost of Insurance that should have been applied at the true age and gender in the Policy month of death; and
                    3. is the Accumulation Value at the time of the Insured's
                       Death.

                    SUICIDE

                    If the Insured dies by suicide, while sane or insane, within two years from the Date of Issue, LLANY will pay no more than the sum of the premiums paid, less any indebtedness and the amount of any partial surrenders. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, LLANY will pay no more than a refund of the monthly charges for the cost of such additional benefit.

                    NONPARTICIPATING POLICIES

                    These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of LLANY.

                    RIDERS


                    We may offer you Riders to the Policy from time to time. Riders may alter the benefits or charges in your Policy and their election may have tax consequences for you. Also, if you elect a particular Rider, it may restrict the term of your Policy, or of other Riders in force. Riders may be available other than those listed here. Consult your financial and tax advisers before adding Riders to, or deleting them from, your Policy.


                    WAIVER OF MONTHLY DEDUCTION RIDER.

                    This Rider, if desired, must be selected at the time of application. Under this Rider, we will maintain the Death Benefit by paying covered monthly deductions during periods of disability. Charges for this Rider, if elected, are part of the Monthly Deductions.


                    ACCOUNTING VALUE RIDER



                    When available, this Rider, if desired, must be selected at time of application, provided you meet the underwriting and minimum premium requirements. If the Policy is fully surrendered in the first four Policy years (the Accounting Value Surrender Period), this Rider provides enhanced cash surrender values by using a table of alternate surrender charges. It does not provide for any enhanced value for partial surrenders and loans. There is no charge for this Rider.



                    CHANGE OF INSURED RIDER



                    When available, this Rider may be selected at any time. Under this rider, the Owner may name a new Insured in place of the current Insured, provided that underwriting and other substitution requirements are met. The benefit expires on the anniversary nearest to the current insured's 65th birthday. There is no separate charge for this Rider, but charges under the Policy may be different when applied to the new Insured.



                    ESTATE TAX REPEAL RIDER



                    This Rider, if desired, must be selected at the time of application. It may be added to existing Policies subject to state availability. Under this Rider, in the event of Estate Tax Repeal as defined below, you may elect to cancel your Policy for an amount equal to the Surrender Value of the Policy plus the applicable Surrender Charge. This amount is determined as of the date of cancellation, and no surrender charge is applied. The amount you receive is called the Cancellation Refund Amount. Any Policy loan or indebtedness that exists at the time you request cancellation of your Policy is subtracted from this Cancellation Refund Amount.



                    For purposes of this Rider, Estate Tax Repeal will be deemed to have occurred if federal legislation is enacted into law that extends the estate tax repeal provisions set forth in the Economic Growth and Tax Relief Reconciliation Act of 2001 (H.R. 1836) at least two years beyond January 1, 2011. This new legislation must be in effect on January 1, 2010 or must be enacted during the calendar year 2010. The Start Date for this Rider (the date that begins the 12-month "window" for you to exercise the Rider) is the later of 1) January 1, 2010 or 2) the date in 2010 upon which legislation is enacted that triggers Estate Tax Repeal, but no later than December 31, 2010.



                    Upon issue, there is a one-time administrative charge of not more than $250 for this Rider.



                    This Rider terminates on the earliest of:



                    1) one year from the Start Date;


                    2) December 31, 2010, provided no Estate Tax Repeal, as
                       defined above, has been enacted;


                    3) the date you request to terminate the Rider;


                    4) termination of the Policy; or


                    5) full surrender of the Policy prior to the Start Date.



                    If the Policy lapses but is reinstated, the Rider will likewise be reinstated, provided such reinstatement occurs before 1) or 2) above.


TAX ISSUES


                    INTRODUCTION. The Federal income tax treatment of the policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your policy, and is not intended as tax advice. This discussion also does not address other Federal tax consequences such as estate, gift, and generation skipping transfer taxes, or any state and local income estate and inheritance tax consequences, associated with the policy. As a result, you should always consult a tax adviser about the application of federal and state tax rules to your individual situation.


                    TAXATION OF LIFE INSURANCE CONTRACTS IN GENERAL

                    TAX STATUS OF THE POLICY. Section 7702 of the Code establishes a statutory definition of life insurance for Federal tax purposes. We believe that the policy will meet the statutory definition of life insurance, which places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. As a result, the death benefit payable under the policy will generally be excludable from the beneficiary's gross income, and interest and other income credited under the policy will not be taxable unless certain withdrawals are made (or are deemed to be made) from the policy prior to the insured's death, as discussed below. This tax treatment will only apply, however, if (1) the investments of the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, and (2) we, rather than you, are considered the owner of the assets of the Separate Account for Federal income tax purposes.

                    INVESTMENTS IN THE SEPARATE ACCOUNT MUST BE DIVERSIFIED. For a policy to be treated as a life insurance contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." IRS regulations define standards for determining whether the investments of the Separate Account are adequately diversified. If the Separate Account fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract premium payments. Although we do not control the investments of the Sub-Accounts, we expect that the Sub-Accounts will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                    RESTRICTION ON INVESTMENT OPTIONS. Federal income tax law limits your right to choose particular investments for the policy. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the Sub-Accounts may exceed those limits. If so, you would be treated as the owner of the assets of the Separate Account and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing policies. We reserve the right to modify the policy without your consent to try to prevent the tax law from considering you as the owner of the assets of the Separate Account.

                    NO GUARANTEES REGARDING TAX TREATMENT. We make no guarantee regarding the tax treatment of any policy or of any transaction involving a policy. However, the remainder of this discussion assumes that your policy will be treated as a life insurance contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your contract value until there is a distribution from your policy.

                    TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the death benefit payable from a policy because of the death of the insured is excludable from gross income. Certain transfers of the policy for valuable consideration, however, may result in a portion of the death benefit being taxable. If the death benefit is not received in a lump sum and is, instead, applied under one of the settlement options, payments generally will be prorated between amounts attributable to the death benefit which will be excludable from the beneficiary's income and amounts attributable to interest (accruing after the insured's death) which will be includible in the beneficiary's income.

                    TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Code, except as described below, any increase in your contract value is generally not taxable to you unless amounts are received (or are deemed to be received) from the policy prior to the insured's death. If there is a total withdrawal from the policy, the surrender value will be includible in your income to the extent the amount received exceeds the "investment in the contract." (If there is any debt at the time of a total withdrawal, such debt will be treated as an amount received by the owner.) The "investment in the contract" generally is the aggregate amount of premium payments and other consideration paid for the policy, less the aggregate amount received under the policy previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the policy constitute income to you depends, in part, upon whether the policy is considered a "modified endowment contract" (a "MEC") for Federal income tax purposes.

                    POLICIES WHICH ARE MECS

                    CHARACTERIZATION OF A POLICY AS A MEC. A modified endowment contract (MEC) is a life insurance policy that meets the requirements of Section 7702 and fails the "7-pay test" of 7702A of the Code. A policy will be classified as a MEC if premiums are paid more rapidly than allowed by a "7-pay test", a test that compares actual paid premium in the first seven years against a pre-determined premium amount as defined in 7702A of the Code. A Policy may also be classified as a MEC if it is received in exchange for another policy that is a MEC. In addition, even if the policy initially is not a MEC, it may in certain circumstances become a MEC. These circumstances would include a later increase in benefits, any other material change of the policy (within the meaning of the tax law), and a withdrawal or reduction in the death benefit during the first seven contract years.

                    TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If the policy is a MEC, withdrawals from the policy will be treated first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includible in income to the extent the contract value exceeds the investment in the policy. The Code treats any amount received as a loan under a policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your contract value, as a withdrawal of such amount or portion. Your investment in the policy is increased by the amount includible in income with respect to such assignment, pledge, or loan.

                    PENALTY TAXES PAYABLE ON WITHDRAWALS. A 10% penalty tax may be imposed on any withdrawal (or any deemed distribution) from your MEC which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals or surrenders that: you receive on or after you reach age
                    59 1/2, you receive because you became disabled (as defined in the tax law), or you receive as a series of substantially equal periodic payments for your life (or life expectancy).

                    SPECIAL RULES IF YOU OWN MORE THAN ONE MEC. In certain circumstances, you must combine some or all of the life insurance contracts which are MECs that you own in order to determine the amount of withdrawal (including a deemed withdrawal) that you must include in income. For example, if you purchase two or more MECs from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one contract. Treating two or more policies as one contract could affect the amount of a withdrawal (or a deemed withdrawal) that you must include in income and the amount that might be subject to the 10% penalty tax described above.

                    POLICIES WHICH ARE NOT MECS

                    TAX TREATMENT OF WITHDRAWALS. If the policy is not a MEC, the amount of any withdrawal from the policy will generally be treated first as a non-taxable recovery of premium payments and then as income from the policy. Thus, a withdrawal from a policy that is not a MEC will not be includible in income except to the extent it exceeds the investment in the policy immediately before the withdrawal.

                    CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 POLICY YEARS.Section 7702 places limitations on the amount of premium payments that may be made and the contract values that can accumulate relative to the death benefit. Where cash distributions are required under Section 7702 in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the tax law, during this period), some or all of such amounts may be includible in income. A reduction in benefits may occur when the face amount is decreased, withdrawals are made, and in certain other instances.

                    TAX TREATMENT OF LOANS. If your policy is not a MEC, a loan you receive under the policy is generally treated as your indebtedness. As a result, no part of any loan under such a policy constitutes income to you so long as the policy remains in force. Nevertheless, in those situations where the interest rate credited to the loan account equals the interest rate charged to you for the loan, it is possible that some or all of the loan proceeds may be includible in your income. If a policy lapses (or if all contract value is withdrawn) when a loan is outstanding, the amount of the loan outstanding will be treated as withdrawal proceeds for purposes of determining whether any amounts are includible in your income.

                    OTHER CONSIDERATIONS

                    INSURED LIVES PAST AGE 100. If the insured survives beyond the end of the mortality table used to measure charges under the policy, which ends at age 100, we believe the policy will continue to qualify as life insurance for Federal tax purposes. However, there is some uncertainty regarding this treatment, and it is possible that you would be viewed as constructively receiving the cash value in the year the insured attains age 100.

                    COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of premium payments we have determined for the policies will comply with the Federal tax definition of life insurance. We will monitor the amount of premium payments, and, if the premium payments during a contract year exceed those permitted by the tax law, we will refund the excess premiums within 60 days of the end of the policy year and will pay interest and other earnings (which will be includible in income subject to tax) as required by law on the amount refunded. We also reserve the right to increase the death benefit (which may result in larger charges under a policy) or to take any other action deemed necessary to maintain compliance of the policy with the Federal tax definition of life insurance.

                    DISALLOWANCE OF INTEREST DEDUCTIONS. If an entity (such as a corporation or a trust, not an individual) purchases a policy or is the beneficiary of a policy issued after June 8, 1997, a portion of the interest on indebtedness unrelated to the policy may not be deductible by the entity. However, this rule does not apply to a policy owned by an entity engaged in a trade or business which covers the life of an individual who is a 20-percent owner of the entity, or an officer, director, or employee of the trade or business, at the time first covered by the policy. This rule also does not apply to a policy owned by an entity engaged in a trade or business which covers the joint lives of the 20% owner of the entity and the owner's spouse at the time first covered by the policy.

                    FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a policy unless you notify us in writing at or before the time of the distribution that tax is not to be withheld. Regardless of whether you request that no taxes be withheld or whether the Company withholds a sufficient amount of taxes, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

                    CHANGES IN THE POLICY OR CHANGES IN THE LAW. Changing the owner, exchanging the contract, and other changes under the policy may have tax consequences (in addition to those discussed herein) depending on the circumstances of such change. The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

                    TAX STATUS OF LLANY

                    Under existing Federal income tax laws, LLANY does not pay tax on investment income and realized capital gains of the Separate Account. LLANY does not expect that it will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

FAIR VALUE OF THE POLICY

                    It is sometimes necessary for tax and other reasons to determine the "fair value" of the Policy. The fair value of the Policy is measured differently for different purposes. It is not necessarily the same as the Accumulation Value or the Net Accumulation Value, although the amount of the Net Accumulation Value will typically be important in valuing the Policy for this purpose. For some but not all purposes, the fair value of the Policy may be the Surrender Value of the Policy. The fair value of the Policy may be impacted by developments other than the performance of the underlying investments. For example, without regard to any other factor, it increases as the Insured grows older. Moreover, on the death of the Insured, it tends to increase significantly. The Owner should consult with his or her advisors for guidance as to the appropriate methodology for determining the fair value of the Policy for a particular purpose.

DIRECTORS AND OFFICERS OF LLANY


                    The following persons are Directors and Officers of LLANY. Except as indicated below, the address of each is 100 Madison Street, Suite 1860, Syracuse, New York 13202 and each has been employed by LLANY or its affiliates for more than five years.



                            NAME, ADDRESS AND POSITION(S)
                            WITH REGISTRANT                   PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------------------------------------------------
                            J. PATRICK BARRETT                Chairman and Chief Executive Officer
                            DIRECTOR                          [9/87-present] CARPAT Investments;
                            One Telergy Parkway               President, Chief Operating Officer and
                            East Syracuse, NY 13057           Director [4/98-present] Telergy,
                                                              Incorporated; Chief Executive Officer and
                                                              Director, Syracuse Executive Air Service,
                                                              Incorporated [3/89-present]; Director,
                                                              Bennington Iron Works, Incorporated
                                                              [6/89-present]; Director, Coyne Industrial
                                                              Enterprises Corporation [1998-present].

                            NAME, ADDRESS AND POSITION(S)
                            WITH REGISTRANT                   PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------------------------------------------------
                            ROBERT D. BOND                    Vice President [5/98-present], The Lincoln
                            DIRECTOR                          National Life Insurance Company. Formerly:
                            1300 South Clinton Street         Senior Vice President [95-98], Great-West
                            Fort Wayne, IN 46801              Life Assurance Company.

                            JON A. BOSCIA                     President, Chief Executive Officer and
                            DIRECTOR                          Director [1/98-present], Lincoln National
                            Centre Square                     Corporation. Formerly: President and Chief
                            West Tower                        Executive Officer [10/96-1/98], The
                            Suite 3900                        Lincoln National Life Insurance Company.
                            Philadelphia, PA 19102

                            JANET CHRZAN                      Chief Financial Officer and Second Vice
                            CHIEF FINANCIAL OFFICER AND       President [1/01-present]; Senior Vice
                            SECOND VICE PRESIDENT             President and Chief Financial Officer
                            1300 South Clinton Street         [4/00-present]. Formerly: Vice President
                            Fort Wayne, IN 46801              and Treasurer [8/95-4/00], The Lincoln
                                                              National Life Insurance Company.

                            JOHN H. GOTTA                     Director, Second Vice President and
                            DIRECTOR, SECOND VICE PRESIDENT   Assistant Secretary [12/99-present],
                            AND ASSISTANT SECRETARY           Lincoln Life & Annuity Company of New
                            350 Church Street                 York; Chief Executive Officer of Life
                            Hartford, CT 06103                Insurance, Executive Vice President and
                                                              Assistant Secretary [12/99-present].
                                                              Formerly: Senior Vice President and
                                                              Assistant Secretary [4/98-12/99], Senior
                                                              Vice President [2/98-4/98], Vice President
                                                              and General Manager [1/98-2/98], The
                                                              Lincoln National Life Insurance Company;
                                                              Senior Vice President [3/96-12/97],
                                                              Connecticut General Life Insurance
                                                              Company.

                            BARBARA S. KOWALCZYK              Senior Vice President, Corporation
                            DIRECTOR                          Planning [5/94-present], Lincoln National
                            Centre Square                     Corporation
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102

                            MARGUERITE L. LACHMAN             Principal [11/99-present], Lend Lease Real
                            DIRECTOR                          Estate Investments. Formerly: Managing
                            437 Madison Avenue,               Director [4/87-11/99], Schroeder Real
                            18th Floor                        Estate Associates.
                            New York, NY 10022

                            LOUIS G. MARCOCCIA                Senior Vice President for Business,
                            DIRECTOR                          Finance and Administrative Services,
                            Syracuse University               [1975-present], Syracuse University.
                            Syracuse, NY 13244

                            NAME, ADDRESS AND POSITION(S)
                            WITH REGISTRANT                   PRINCIPAL OCCUPATIONS LAST FIVE YEARS
                            ----------------------------------------------------------------------------
                            GARY W. PARKER                    Senior Vice President and Chief Product
                            DIRECTOR                          Officer [3/00-present], Vice President,
                            350 Church Street                 Product Management [7/98-3/00], The
                            Hartford, CT 06103                Lincoln National Life Insurance Company.
                                                              Formerly: Senior Vice President, Life
                                                              Products [10/97-6/98], Vice President,
                                                              Marketing Services [9/89-10/97], Life of
                                                              Virginia.

                            JOHN M. PIETRUSKI                 Chairman of the Board, Texas Biotechnology
                            DIRECTOR                          Corporation.
                            One Penn Plaza
                            Suite 3408
                            New York, NY 10119

                            RON J. PONDER                     Director [99-present], Lincoln National
                            DIRECTOR                          Corporation; President and Chief Executive
                            25 Airport Road                   Officer [00-present], Cap Gemini Ernst &
                            Morristown, NJ 07960              Young Telecom, Media & Networks-Americas.
                                                              Formerly: Executive Vice President,
                                                              Operations & Service [96-97], American
                                                              Telephone & Telegraph Company; President
                                                              and Chief Executive Officer [97-99], BDSI,
                                                              Incorporated.

                            MARK E. REYNOLDS                  Senior Vice President [4/01-present] The
                            DIRECTOR                          Lincoln National Life Insurance Company,
                            1300 South Clinton St.            Director [5/01-present] First Penn-Pacific
                            Fort Wayne, IN 46802              Life Insurance Company. Formerly:
                                                              Executive Vice President and Chief
                                                              Financial Officer [8/96-4/01] Cova
                                                              Financial Services.

                            LORRY J. STENSRUD                 Director, Executive Vice President and
                            PRESIDENT AND DIRECTOR            Chief Executive Officer of Annuities
                            1300 South Clinton Street         [6/00-present]; The Lincoln National Life
                            Fort Wayne, IN 46802              Insurance Company; Director,
                                                              [6/00-present], Lincoln Financial Group
                                                              Foundation, Incorporated.

                            RICHARD C. VAUGHAN                Executive Vice President and Chief
                            DIRECTOR                          Financial Officer [1/95-present], Lincoln
                            Centre Square                     National Corporation.
                            West Tower
                            1500 Market Street
                            Suite 3900
                            Philadelphia, PA 19102


DISTRIBUTION OF POLICIES

                    LLANY intends to offer the Policy in New York. Lincoln Financial Advisors Corporation ("LFA"), an affiliate of LLANY and the principal underwriter for the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers ("NASD"). LFA has overall responsibility for establishing a selling plan for the Policies. Compensation by LLANY to the Principal Underwriter is separate from that paid to the selling house, the registered representative and any other selling intermediaries. The principal business address of LFA is 350 Church Street, Hartford, CT 06103.

                    The Policy may be sold by individuals who, in addition to being appointed as life insurance agents for the Company, are also registered representatives with broker-dealers who maintain selling agreements with us. Included among these broker-dealers are Lincoln Financial Advisors Corporation and Lincoln Financial Distributors, both of whom are our affiliates. Registered Representatives may receive commission and service fees up to 60% of first year premium, plus up to 5% of all other premiums paid. In lieu of premium-based commission, we may pay equivalent amounts over time, based on Accumulation Value. Registered Representatives are also eligible for cash bonuses and "non-cash compensation." The latter [as defined in NASD Conduct Rule 2820] includes such things as office space, computers, club credit, prizes, awards, training and education meetings.



                    Additionally, the broker-dealer may receive compensation on the first year premium and all additional premiums and/or reimbursements for portions of Policy sales expenses. In some situations, the broker-dealer may elect to share its commission or expense reimbursement allowance with the Registered Representative. Depending on the particular selling arrangements, there may be others whom we compensate for distribution activities. For example, we may compensate certain "wholesalers," who control access to certain selling offices, for access to those offices.



                    All compensation is paid from our resources, which include fees and charges imposed under the Policy.


CHANGES OF INVESTMENT POLICY

                    LLANY may materially change the investment policy of the Separate Account. LLANY must inform the Owners and obtain all necessary regulatory approvals. Any change must be submitted to the New York Insurance Department, which shall disapprove it if deemed detrimental to the interests of the Owners or if it renders LLANY's operations hazardous to the public. If an Owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by LLANY on the life of the Insured. The Owner has the later of 60 days from the date of the investment policy change or 60 days from being informed of such change to make this conversion. LLANY will not require evidence of insurability for this conversion.

                    The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the Death Benefit of the Policy converted on the date of such conversion.

STATE REGULATION

                    LLANY is subject to the laws of New York governing insurance companies and to regulation by the New York Insurance Department. An annual statement in a prescribed form is filed with the New York Insurance Department each year covering the operation of LLANY for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine LLANY's contract liabilities and reserves so that the Insurance Department may certify the items are correct. LLANY's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the New York Department of Insurance. Such regulation does not, however, involve any supervision of management or investment practices or policies.

                    A blanket bond with a per event limit of $25 million and an annual policy aggregate limit of $50 million covers all of the officers and employees of LLANY.

REPORTS TO OWNERS

                    LLANY maintains Policy records and will mail to each Owner, at the last known address of record, an annual statement showing the amount of the current Death Benefit, the Accumulation Value, and Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in each Sub-Account and any Loan Account Value.

                    Owners will also be sent annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the Funds as required by the 1940 Act.

                    Owners will receive statements of significant transactions, such as: changes in Specified Amount, or changes in Death Benefit Option; transfers among Sub-Accounts; Premium Payments; loans; loan repayments; reinstatement; and termination, and any information required by the New York Insurance Department.

ADVERTISING

                    LLANY is also ranked and rated by independent financial rating services, including Moody's, Standard & Poor's,
                    Duff & Phelps and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of LLANY. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. LLANY may advertise these ratings from time to time. In addition, LLANY may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend LLANY or the Policies. Furthermore, LLANY may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                    We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


LEGAL PROCEEDINGS



                    LLANY may be involved in various pending or threatened legal proceedings arising from the conduct or its business. These proceedings are routine and in the ordinary course of business.


EXPERTS


                    The financial statements of the Separate Account and the statutory-basis financial statements of LLANY appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports appearing elsewhere in this Prospectus and in the Registration Statement. The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on their authority as experts in accounting and auditing.



                    Actuarial matters included in this Prospectus have been examined by Vaughn W. Robbins, FSA, as stated in the opinion filed as an exhibit to the Registration Statement.



                    Legal matters in connection with the Policies described herein are being passed upon by Robert O. Sheppard, Esq., as stated in the opinion filed as an exhibit to the Registration Statement.

REGISTRATION STATEMENT

                    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Separate Account, LLANY, and the Policies offered hereby. Statements contained in this Prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

APPENDIX 1   MONTHLY CHARGE

INSURED'S                EXPENSE
AGE AT ISSUE              CHARGE
(NEAREST BIRTHDAY)      PER $1,000
------------------      ----------
        0-12              0.0158
         13               0.0200
         14               0.0242
        15-30             0.0283
         31               0.0325
         32               0.0367
         33               0.0408
         34               0.0450
         35               0.0492
         36               0.0533
         37               0.0575
         38               0.0617
         39               0.0658
         40               0.0700
         41               0.0742
         42               0.0783
         43               0.0825
         44               0.0867
         45               0.0908
         46               0.0950
         47               0.0992
         48               0.1033
         49               0.1075
         50               0.1117
         51               0.1158
         52               0.1200
         53               0.1242
         54               0.1283
         55               0.1325
         56               0.1408
         57               0.1492
         58               0.1575
         59               0.1658
         60               0.1742
         61               0.1825
         62               0.1908
         63               0.1992
         64               0.2075
         65               0.2158
         66               0.2242
         67               0.2325
         68               0.2408
         69               0.2492
         70               0.2575
         71               0.2656
         72               0.2742
         73               0.2825
         74               0.2908
         75               0.2992
         76               0.3200
         77               0.3408
         78               0.3617
         79               0.3825
         80               0.4033
         81+              0.4242

APPENDIX 2

                    GUARANTEED MAXIMUM COST OF INSURANCE RATES

                    The Guaranteed Maximum Cost of Insurance Rates, per $1,000 of Net Amount at Risk, for standard risks are set forth in the following Table based on the 1980 Commissioners Standard Ordinary Mortality Tables, Age Nearest Birthday (1980 CSO); or for unisex rates, on the 1980 CSO-B Table.

ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------
          0              0.34845    0.24089    0.32677
          1              0.08917    0.07251    0.08667
          2              0.08251    0.06750    0.07917
          3              0.08167    0.06584    0.07834
          4              0.07917    0.06417    0.07584

          5              0.07501    0.06334    0.07251
          6              0.07167    0.06084    0.06917
          7              0.06667    0.06000    0.06584
          8              0.06334    0.05834    0.06250
          9              0.06167    0.05750    0.06084

         10              0.06084    0.05667    0.06000
         11              0.06417    0.05750    0.06250
         12              0.07084    0.06000    0.06917
         13              0.08251    0.06250    0.07834
         14              0.09584    0.06887    0.09001

         15              0.11085    0.07084    0.10334
         16              0.12585    0.07601    0.11585
         17              0.13919    0.07917    0.12752
         18              0.14836    0.08167    0.13502
         19              0.15502    0.08501    0.14085
         20              0.15836    0.08751    0.14502
         21              0.15919    0.08917    0.14585
         22              0.15752    0.09084    0.14419
         23              0.15502    0.09251    0.14252
         24              0.15189    0.09501    0.14085

         25              0.14752    0.09668    0.13752
         26              0.11419    0.09918    0.13585
         27              0.14252    0.10168    0.13418
         28              0.14169    0.10501    0.13418
         29              0.14252    0.10635    0.13585

         30              0.14419    0.11251    0.13752
         31              0.14836    0.11668    0.14169
         32              0.15252    0.12085    0.14585
         33              0.15919    0.12502    0.15252
         34              0.16889    0.13168    0.15919

         35              0.17586    0.13752    0.16836
         36              0.18670    0.14669    0.17837
         37              0.20004    0.15752    0.19170
         38              0.21505    0.17003    0.20588
         39              0.23255    0.18503    0.22338

         40              0.25173    0.20171    0.24173
         41              0.27424    0.22005    0.26340
         42              0.29675    0.23922    0.28508
         43              0.32260    0.25757    0.31010
         44              0.34929    0.27674    0.33428

         45              0.37931    0.29675    0.36263
         46              0.41017    0.31677    0.39182
         47              0.44353    0.33761    0.42268
         48              0.47856    0.36096    0.45437
         49              0.51777    0.38598    0.81477
ATTAINED AGE              MALE      FEMALE     UNISEX
(NEAREST                MONTHLY    MONTHLY    MONTHLY
BIRTHDAY)                 RATE       RATE       RATE
---------               --------   --------   --------

         50              0.55948    0.41350    0.53028
         51              0.60870    0.44270    0.57533
         52              0.66377    0.47523    0.62539
         53              0.72636    0.51276    0.68297
         54              0.79730    0.55114    0.74722

         55              0.87326    0.59118    0.81566
         56              0.95591    0.63123    0.88996
         57              1.04192    0.66961    0.96593
         58              1.13378    0.70633    1.04609
         59              1.23236    0.74556    1.13211
         60              1.34180    0.78979    1.22817
         61              1.46381    0.84488    1.33511
         62              1.60173    0.91417    1.45796
         63              1.75809    1.00267    1.59922
         64              1.93206    1.10539    1.75725

         65              2.12283    1.21731    1.92955
         66              2.32623    1.33511    2.11195
         67              2.54312    1.45461    2.30614
         68              2.77350    1.57247    2.50878
         69              3.02328    1.69955    2.72909

         70              3.30338    1.84590    2.97466
         71              3.62140    2.02325    3.25640
         72              3.98666    2.24419    3.58279
         73              4.40599    2.51548    3.95978
         74              4.87280    2.83552    4.38330

         75              5.37793    3.19685    4.84334
         76              5.91225    3.59370    5.33245
         77              6.46824    4.01942    5.84227
         78              7.04089    4.47410    6.36948
         79              7.64551    4.97042    6.92851

         80              8.30507    5.52957    7.54229
         81              9.03761    6.17118    8.22883
         82              9.86724    6.91414    9.01216
         83             10.80381    7.77075    9.90124
         84             11.82571    8.72632   10.87533

         85             12.91039    9.76952   11.92213
         86             14.03509   10.89151   13.01471
         87             15.18978   12.08770   14.15507
         88             16.36948   13.35774   15.33494
         89             17.57781   14.70820   16.56493

         90             18.82881   16.15259   17.85746
         91             20.14619   17.71416   19.23699
         92             21.57655   19.43814   20.76665
         93             23.20196   21.40786   22.49837
         94             25.28174   23.63051   24.70915

         95             28.27411   27.16158   27.82758
         96             33.10577   32.32378   32.78845
         97             41.68476   41.21204   41.45783
         98             58.01259   57.81394   57.95663
         99             90.90909   90.90909   90.90909

APPENDIX 3

                    ILLUSTRATION OF MAXIMUM SURRENDER CHARGES

                    The Initial Maximum Surrender Charge is calculated as (a) plus (b), with that result not to exceed (c), minus (d), where
                    (a) is 1.25 times the curtate net level premium for the
                        Specified Amount of insurance, calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest;
                    (b) is $10 per $1000 of Specified Amount;
                    (c) is $50 per $1000 of Specified Amount; and
                    (d) is the total of the per thousand charges assessed in the first two years.

                    Algebraically, this formula is equivalent to Min{a+b,c}-d.

                    The Maximum Surrender Charge decreases from its initial amount during the first 15 years. No Surrender Charge is applied in the 16th policy year or beyond. In general terms, the initial Maximum Surrender Charge is amortized in proportion to a fifteen year life contingent annuity due. In formulas, the Maximum Surrender Charge at a point in time "t" years after issue is (a) times (b), where
                    (a) is the initial Maximum Surrender Charge; and
                    (b) is the ratio of a life contingent annuity due beginning at time t and ending 15 years after issue, divided by a life contingent annuity due beginning at issue and ending 15 years after issue, both calculated using the 1980 Commissioners Standard Ordinary mortality table and 4% interest.

                    EXAMPLE 1: A male, Age 45, purchases a policy with a Specified Amount of $100,000.

                    The initial Maximum Surrender Charge is computed as follows:

                    curtate net level premium = $1,987.66

                    $10 per $1000 of Specified Amount = $1,000

                    $50 per $1000 of Specified Amount = $5,000

                    the total of the per thousand charges in the first two years = $218 initial Maximum Surrender Charge = (1.25 X $1,987.66 + $1,000) - $218 =

                    $3,484.57 - $218 = $3,266.57. Note that $3,484.57 is less
                    than $5,000.

                    This amount decreases as follows:

                                    INITIAL
                            YEARS   MAXIMUM                MAXIMUM
                            AFTER  SURRENDER   ANNUITY    SURRENDER
                            ISSUE   CHARGE      RATIO      CHARGE
                            -----  ---------   -------    ---------
                              0     3,266.57   1.00000    3,266.57
                              1     3,266.57   0.95063    3,105.31
                              2     3,266.57   0.89939    2,937.92
                              3     3,266.57   0.84617    2,764.09
                              4     3,266.57   0.79087    2,583.43
                              5     3,266.57   0.73336    2,395.59
                              6     3,266.57   0.67352    2,200.12
                              7     3,266.57   0.61123    1,996.64
                              8     3,266.57   0.54634    1,784.66
                              9     3,266.57   0.47867    1,563.61

                                    INITIAL
                            YEARS   MAXIMUM                MAXIMUM
                            AFTER  SURRENDER   ANNUITY    SURRENDER
                            ISSUE   CHARGE      RATIO      CHARGE
                            -----  ---------   -------    ---------
                             10     3,266.57   0.40802    1,332.84
                             11     3,266.57   0.33415    1,091.53
                             12     3,266.57   0.25677      838.75
                             13     3,266.57   0.17554      573.40
                             14     3,266.57   0.09009      294.28
                             15     3,266.57   0.00000        0.00

                    EXAMPLE 2: A female, Age 75, purchases a policy with a Specified Amount of $200,000.

                    The initial Maximum Surrender Charge is computed as follows:

                    curtate net level premium = $15,727.74

                    $10 per $1000 of Specified Amount = $2,000

                    $50 per $1000 of Specified Amount = $10,000

                    the total of the per thousand charges in the first two years = $1,436

                    The value (1.25 X $15,727.74 + $2,000) exceeds $10,000, so the initial Maximum Surrender Charge = $10,000 - $1,436 = $8,564.

                    This amount decreases as follows:

                                    INITIAL
                            YEARS   MAXIMUM                MAXIMUM
                            AFTER  SURRENDER   ANNUITY    SURRENDER
                            ISSUE   CHARGE      RATIO      CHARGE
                            -----  ---------   -------    ---------
                              0    $8,564.00   1.00000    $8,564.00
                              1    $8,564.00   0.94742    $8,113.70
                              2    $8,564.00   0.89496    $7,664.47
                              3    $8,564.00   0.84242    $7,214.51
                              4    $8,564.00   0.78951    $6,761.36
                              5    $8,564.00   0.73596    $6,302.76
                              6    $8,564.00   0.68157    $5,836.93
                              7    $8,564.00   0.62610    $5,361.92
                              8    $8,564.00   0.56924    $4,874.97
                              9    $8,564.00   0.51043    $4,371.32
                             10    $8,564.00   0.44861    $3,841.88
                             11    $8,564.00   0.38210    $3,272.35
                             12    $8,564.00   0.30846    $2,641.66
                             13    $8,564.00   0.22411    $1,919.27
                             14    $8,564.00   0.12386    $1,060.70
                             15    $8,564.00   0.00000    $    0.00

APPENDIX 4

                    CORRIDOR PERCENTAGES

ATTAINED AGE OF
THE INSURED                CORRIDOR
(NEAREST BIRTHDAY)        PERCENTAGE
------------------        ----------
         0-40                250%
          41                 243%
          42                 236%
          43                 229%
          44                 222%
          45                 215%
          46                 209%
          47                 203%
          48                 197%
          49                 191%
          50                 185%
          51                 178%
          52                 171%
          53                 164%
          54                 157%
          55                 150%
          56                 146%
          57                 142%
          58                 138%
          59                 134%
          60                 130%
          61                 128%
          62                 126%
          63                 124%
          64                 122%
          65                 120%
          66                 119%
          67                 118%
          68                 117%
          69                 116%
          70                 115%
          71                 113%
          72                 111%
          73                 109%
          74                 107%
         75-90               105%
          91                 104%
          92                 103%
          93                 102%
          94                 101%
         95-99               100%

APPENDIX 5

                    ILLUSTRATIONS OF ACCUMULATION VALUES, SURRENDER VALUES, AND DEATH BENEFIT PROCEEDS


                    The illustrations in this Prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Accumulation Values, Surrender Values and Death Benefit Proceeds under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. Actual returns will fluctuate over time and likely will be both positive and negative. The hypothetical gross investment rate of return may indeed average 0%, 6%, or 12% over a period of years. However, it may fluctuate above and below those averages throughout the years shown. In that case, the actual Accumulation Values, Surrender Values and Death Benefit Proceeds could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the Owner pays more than the stated Premium. The illustrations also assume there are no Policy Loans or Partial Surrenders, no additional Premium Payments are made other than shown, no Accumulation Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or Death Benefit Option.



                    The amounts shown for the Accumulation Value, Surrender Value and Death Benefit Proceeds as of each Policy Anniversary reflect the fact that charges are made and expenses applied which lower investment return on the assets held in the Sub-Accounts. Daily charges are made against the assets of the Sub-Accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.90% of the daily net asset value of the Separate Account in years 1-19 and 0.20% in years 20 and later. In addition, the amounts shown also reflect the deduction of Fund investment advisory fees and other expenses which will vary depending on which funding vehicle is chosen but which are assumed for purposes of these illustrations to be equivalent to an annual effective rate of 0.83% of the daily net asset value of the Separate Account. This rate reflects an arithmetic average of total Fund portfolio annual expenses for the year ending December 31, 2001. Certain fund groups waive a portion of fund expenses or reimburse the funds for such expenses. Those waivers or reimbursements remain in effect for varying periods of time, are usually reviewed at least yearly by each fund group, and are within the fund group's control. The effect of discontinuing a waiver or reimbursement arrangement could result in higher expense levels for the affected fund, as shown in the "Portfolio Expense Table". Assuming those waivers and reimbursements were discontinued, the arithmetic average of the "Fund Investment Advisory Fees and Other Expenses" listed in the "Portfolio Expense Table" would be equivalent to an annual effective rate of 0.89% of the daily net asset value of the Separate Account.



                    Considering charges for mortality and expense risks and the assumed Fund expenses, gross annual rates of 0%, 6% and 12% correspond to net investment experience at annual rates of -1.71%, 4.23% and 10.18% for years 1-19 and -1.03%, 4.96%
                    and 10.95% in years 20 and later.


                    The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current Cost of Insurance charges and guaranteed values reflect the maximum Cost of Insurance charges guaranteed in the

                    Policy. The values shown are for Policies which are issued as preferred and standard. Policies issued on a substandard basis would result in lower Accumulation Values and Death Benefit Proceeds than those illustrated.

                    The illustrations also reflect the fact that the Company deducts a premium load of 5% from each Premium Payment.

                    The Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Policy's Accumulation Value for any Policy surrendered in full during the first fifteen Policy Years. Surrender Charges reflect, in part, age and Specified Amount, and are shown in the illustrations.

                    In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy Month. This monthly administrative expense charge is a flat dollar charge of $10 per month in the first year. The illustrations also reflect a monthly charge per $1,000 of Specified Amount assessed during the first two Policy Years.

                    Upon request, the Company will furnish a comparable illustration based on the proposed insured's age, gender classification, smoking classification, risk classification and premium payment requested.


                    The one-time administrative charge of not more than $250 for the Estate Tax Repeal Rider is not reflected in the illustrations.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $8,605 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                 9,035     500,000    500,000     500,000      4,647      5,024       5,403
          2                18,522     500,000    500,000     500,000      6,141      7,096       8,102
          3                28,484     500,000    500,000     500,000      7,919      9,584      11,424
          4                38,943     500,000    500,000     500,000      9,156     11,661      14,567
          5                49,925     500,000    500,000     500,000      9,816     13,270      17,478

          6                61,457     500,000    500,000     500,000      9,841     14,323      20,071
          7                73,565     500,000    500,000     500,000      9,158     14,714      22,238
          8                86,279     500,000    500,000     500,000      7,672     14,311      23,840
          9                99,628     500,000    500,000     500,000      5,269     12,954      24,702
         10               113,644     500,000    500,000     500,000      1,834     10,470      24,629

         15               194,968           0          0     500,000          0          0       1,493
         20               298,759           0          0           0          0          0           0
         25               431,226           0          0           0          0          0           0
         30               600,292           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                0            0           0
          2                0            0           0
          3                0            0           0
          4                0            0           0
          5                0            0         218
          6                0            0       4,182
          7                0          253       7,777
          8                0        1,340      10,869
          9                0        1,541      13,289
         10                0          691      14,850
         15                0            0       1,493
         20                0            0           0
         25                0            0           0
         30                0            0           0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.

                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.


                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  MALE    AGE 55    NONSMOKER
                                  PREFERRED -- $8,605 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------
          1                 9,035     500,000    500,000       500,000     4,647      5,024         5,403
          2                18,522     500,000    500,000       500,000     9,203     10,253        11,351
          3                28,484     500,000    500,000       500,000    14,422     16,472        18,703
          4                38,943     500,000    500,000       500,000    19,522     22,930        26,786
          5                49,925     500,000    500,000       500,000    24,516     29,651        35,692

          6                61,457     500,000    500,000       500,000    29,418     36,662        45,524
          7                73,565     500,000    500,000       500,000    34,235     43,982        56,391
          8                86,279     500,000    500,000       500,000    38,906     51,564        68,340
          9                99,628     500,000    500,000       500,000    43,398     59,387        81,458
         10               113,644     500,000    500,000       500,000    47,733     67,486        95,897

         15               194,968     500,000    500,000       500,000    63,086    108,627       190,002
         20               298,759     500,000    500,000       500,000    66,720    151,082       343,261
         25               431,226     500,000    500,000       655,105    55,767    199,472       623,909
         30               600,292     500,000    500,000     1,151,129    19,900    251,571     1,096,313


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3                  0          0             0
          4                943      4,351         8,207
          5              7,255     12,391        18,431
          6             13,529     20,773        29,635
          7             19,774     29,521        41,930
          8             25,935     38,593        55,368
          9             31,985     47,974        70,045
         10             37,954     57,707        86,118
         15             63,086    108,627       190,002
         20             66,720    151,082       343,261
         25             55,767    199,472       623,909
         30             19,900    251,571     1,096,313


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  MALE    AGE 65    NONSMOKER
                                  PREFERRED -- $13,988 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                14,687     500,000    500,000     500,000      6,502      7,083      7,669
          2                30,109     500,000    500,000     500,000      4,619      5,952      7,368
          3                46,302     500,000    500,000     500,000      2,745      4,774      7,070
          4                63,305           0    500,000     500,000          0      2,110      5,298
          5                81,157           0          0     500,000          0          0      1,717

          6                99,902           0          0           0          0          0          0
          7               119,585           0          0           0          0          0          0
          8               140,252           0          0           0          0          0          0
          9               161,952           0          0           0          0          0          0
         10               184,737           0          0           0          0          0          0

         15               316,933           0          0           0          0          0          0
         20               485,653           0          0           0          0          0          0
         25               700,987           0          0           0          0          0          0
         30               975,814           0          0           0          0          0          0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                0          0          0
          2                0          0          0
          3                0          0          0
          4                0          0          0
          5                0          0          0
          6                0          0          0
          7                0          0          0
          8                0          0          0
          9                0          0          0
         10                0          0          0
         15                0          0          0
         20                0          0          0
         25                0          0          0
         30                0          0          0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  MALE    AGE 65    NONSMOKER
                                  PREFERRED -- $13,988 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------
          1                14,687     500,000    500,000       500,000     6,502      7,083         7,669
          2                30,109     500,000    500,000       500,000    12,947     14,531        16,193
          3                46,302     500,000    500,000       500,000    20,455     23,520        26,865
          4                63,305     500,000    500,000       500,000    27,594     32,664        38,417
          5                81,157     500,000    500,000       500,000    34,612     42,223        51,211

          6                99,902     500,000    500,000       500,000    41,533     52,247        65,417
          7               119,585     500,000    500,000       500,000    48,307     62,711        81,147
          8               140,252     500,000    500,000       500,000    54,946     73,652        98,595
          9               161,952     500,000    500,000       500,000    61,359     85,010       117,879
         10               184,737     500,000    500,000       500,000    67,438     96,705       139,125

         15               316,933     500,000    500,000       500,000    86,660    155,593       280,565
         20               485,653     500,000    500,000       550,922    77,396    210,777       524,687
         25               700,987     500,000    500,000     1,010,300    32,752    275,774       962,191
         30               975,814           0    500,000     1,710,868         0    359,010     1,693,929


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3              1,392      4,457         7,802
          4              9,705     14,775        20,528
          5             17,934     25,545        34,533
          6             26,108     36,822        49,992
          7             34,184     48,588        67,023
          8             42,179     60,885        85,828
          9             50,014     73,664       106,533
         10             57,596     86,863       129,283
         15             86,660    155,593       280,565
         20             77,396    210,777       524,687
         25             32,752    275,774       962,191
         30                  0    359,010     1,693,929


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $6,925 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                 7,271     500,000    500,000     500,000      3,492      3,787       4,084
          2                14,906     500,000    500,000     500,000      5,310      6,072       6,875
          3                22,923     500,000    500,000     500,000      7,678      9,059      10,578
          4                31,340     500,000    500,000     500,000      9,811     11,977      14,465
          5                40,178     500,000    500,000     500,000     11,698     14,813      18,546

          6                49,458     500,000    500,000     500,000     13,316     17,533      22,817
          7                59,203     500,000    500,000     500,000     14,604     20,073      27,238
          8                69,434     500,000    500,000     500,000     15,486     22,342      31,749
          9                80,177     500,000    500,000     500,000     15,856     24,219      36,255
         10                91,457     500,000    500,000     500,000     15,636     25,603      40,683

         15               156,903     500,000    500,000     500,000      4,441     22,844      60,367
         20               240,431           0          0     500,000          0          0      67,523
         25               347,036           0          0     500,000          0          0      19,511
         30               483,093           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4                  0          0           0
          5                  0        802       4,536
          6                438      4,655       9,939
          7              2,907      8,376      15,541
          8              5,022     11,878      21,284
          9              6,677     15,041      27,076
         10              7,801     17,768      32,848
         15              4,441     22,844      60,367
         20                  0          0      67,523
         25                  0          0      19,511
         30                  0          0           0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  FEMALE    AGE 55    NONSMOKER
                                  PREFERRED -- $6,925 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ---------
          1                 7,271     500,000    500,000       500,000     3,492      3,787       4,084
          2                14,906     500,000    500,000       500,000     7,448      8,278       9,146
          3                22,923     500,000    500,000       500,000    12,081     13,728      15,518
          4                31,340     500,000    500,000       500,000    16,592     19,370      22,503
          5                40,178     500,000    500,000       500,000    21,012     25,241      30,194

          6                49,458     500,000    500,000       500,000    25,334     31,343      38,660
          7                59,203     500,000    500,000       500,000    29,542     37,670      47,963
          8                69,434     500,000    500,000       500,000    33,660     44,256      58,218
          9                80,177     500,000    500,000       500,000    37,669     51,092      69,504
         10                91,457     500,000    500,000       500,000    41,578     58,200      81,943

         15               156,903     500,000    500,000       500,000    58,535     97,158     165,222
         20               240,431     500,000    500,000       500,000    68,194    140,407     300,131
         25               347,036     500,000    500,000       568,030    68,099    191,504     540,981
         30               483,093     500,000    500,000       996,664    48,558    246,844     949,204


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                  0          0           0
          2                  0          0           0
          3                  0          0           0
          4              1,496      4,274       7,407
          5              7,002     11,230      16,184
          6             12,456     18,465      25,782
          7             17,845     25,973      36,266
          8             23,196     33,792      47,753
          9             28,490     41,914      60,326
         10             33,743     50,365      74,108
         15             58,535     97,158     165,222
         20             68,194    140,407     300,131
         25             68,099    191,504     540,981
         30             48,558    246,844     949,204


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  FEMALE    AGE 65    NONSMOKER
                                  PREFERRED -- $11,501 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  GUARANTEED BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT              TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%   GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ---------   --------   --------   ---------
          1                12,076     500,000    500,000     500,000      6,055      6,555       7,057
          2                24,756     500,000    500,000     500,000      7,577      8,827      10,147
          3                38,070     500,000    500,000     500,000      9,698     11,858      14,252
          4                52,049     500,000    500,000     500,000     11,139     14,374      18,138
          5                66,728     500,000    500,000     500,000     11,849     16,295      21,735

          6                82,140     500,000    500,000     500,000     11,717     17,477      24,903
          7                98,323     500,000    500,000     500,000     10,560     17,692      27,414
          8               115,316     500,000    500,000     500,000      8,111     16,619      28,936
          9               133,157     500,000    500,000     500,000      4,052     13,862      29,049
         10               151,891           0    500,000     500,000          0      8,986      27,273

         15               260,584           0          0           0          0          0           0
         20               399,306           0          0           0          0          0           0
         25               576,355           0          0           0          0          0           0
         30               802,319           0          0           0          0          0           0


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ---------
          1                0            0           0
          2                0            0           0
          3                0            0           0
          4                0            0         332
          5                0            0       5,185
          6                0        2,233       9,658
          7                0        3,807      13,528
          8                0        4,149      16,466
          9                0        2,867      18,054
         10                0            0      17,822
         15                0            0           0
         20                0            0           0
         25                0            0           0
         30                0            0           0


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

                                  FEMALE    AGE 65    NONSMOKER
                                  PREFERRED -- $11,501 ANNUAL PREMIUM
                                  FACE AMOUNT $500,000
                                  DEATH BENEFIT OPTION 1

                                  CURRENT BASIS

                         PREMIUMS
                        ACCUMULATED
       END OF               AT                 DEATH BENEFIT               TOTAL ACCUMULATION VALUE(1)
       POLICY           5% INTEREST     ANNUAL INVESTMENT RETURN OF        ANNUAL INVESTMENT RETURN OF
        YEAR             PER YEAR     GROSS 0%   GROSS 6%   GROSS 12%    GROSS 0%   GROSS 6%   GROSS 12%
---------------------   -----------   --------   --------   ----------   --------   --------   ----------
          1                12,076     500,000    500,000       500,000     6,055      6,555         7,057
          2                24,756     500,000    500,000       500,000    12,508     13,909        15,375
          3                38,070     500,000    500,000       500,000    20,093     22,865        25,877
          4                52,049     500,000    500,000       500,000    27,515     32,174        37,435
          5                66,728     500,000    500,000       500,000    34,757     41,839        50,148

          6                82,140     500,000    500,000       500,000    41,848     51,904        64,170
          7                98,323     500,000    500,000       500,000    48,712     62,312        79,569
          8               115,316     500,000    500,000       500,000    55,276     73,007        96,428
          9               133,157     500,000    500,000       500,000    61,690     84,152       115,060
         10               151,891     500,000    500,000       500,000    67,870     95,692       135,587

         15               260,584     500,000    500,000       500,000    90,936    156,047       272,077
         20               399,306     500,000    500,000       524,815    88,840    213,907       499,824
         25               576,355     500,000    500,000       952,060    56,126    280,621       906,724
         30               802,319           0    500,000     1,603,501         0    364,524     1,587,625


       END OF                  SURRENDER VALUE
       POLICY            ANNUAL INVESTMENT RETURN OF
        YEAR           GROSS 0%   GROSS 6%   GROSS 12%
---------------------  --------   --------   ----------
          1                  0          0             0
          2                  0          0             0
          3              1,078      3,849         6,862
          4              9,708     14,368        19,629
          5             18,206     25,289        33,597
          6             26,604     36,660        48,926
          7             34,826     48,426        65,683
          8             42,806     60,537        83,958
          9             50,695     73,157       104,065
         10             58,420     86,241       126,136
         15             90,936    156,047       272,077
         20             88,840    213,907       499,824
         25             56,126    280,621       906,724
         30                  0    364,524     1,587,625


Amounts are in Dollars
(1) Where a zero value is shown, the Policy will lapse unless sufficient additional premium is paid.

                                  If Premiums are paid more frequently than annually, the Death Benefit Proceeds, Accumulation Values and Surrender Values would be less than those illustrated.


                                  Assumes no policy loans or partial surrenders have been made. Current cost of insurance rates assumed. Current mortality and expense risk charges, administrative fees and premium load assumed.



                                  These investment results are illustrative only and should not be considered a representation of past or future investment results. Actual investment returns will fluctuate over time and likely will be both positive and negative. Depending upon the timing, the Owners' allocations to each Fund, the Funds' rates of return and degree of fluctuation; the actual values could be substantially less than those shown, and may, under certain circumstances, result in lapse of the Policy unless the Owner pays more than the stated Premium. Accumulation Values, Surrender Values and Death Benefit Proceeds for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6% and 12% over a period of years, but fluctuated above or below those averages for individual Policy Years. No representations can be made that these rates of return will in fact be achieved for any one year or sustained over a period of time.



                                  The amounts shown in these illustrations reflect (1) the deduction of mortality and expense risk charges and (2) assumed Fund total expenses of 0.83% per year.

        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

                                        CONTRACT PURCHASES                    MORTALITY & EXPENSE CHARGES     CONTRACT REDEMPTIONS
                                        DUE FROM LINCOLN                      PAYABLE TO LINCOLN              DUE TO LINCOLN
                                        LIFE & ANNUITY                        LIFE & ANNUITY                  LIFE & ANNUITY
SUBACCOUNT                 INVESTMENTS  COMPANY OF NEW YORK  TOTAL ASSETS     COMPANY OF NEW YORK             COMPANY OF NEW YORK
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital
   Appreciation             $ 225,121   $               176  $       225,297  $                           15  $                --
AIM V.I. Diversified
   Income                     156,589                    --          156,589                              10                   --
AIM V.I. Growth               650,768                    --          650,768                              43                  429
AIM V.I. International
   Equity                      15,378                    --           15,378                               1                   --
AIM V.I. Value              1,187,444                 3,377        1,190,821                              77                   --
AFIS Growth Class 2           303,738                16,109          319,847                              20                   --
AFIS Growth -- Income
   Class 2                    285,461                18,645          304,106                              18                   --
AFIS Global Small
   Capitalization
   Class 2                     35,514                   580           36,094                               2                   --
AFIS International
   Class 2                        959                    --              959                              --                   34
AVPSF Premier Growth            3,049                    --            3,049                              --                   36
AVPSF Growth and Income           921                    --              921                              --                   34
AVPSF AllianceBernstein
   Small Cap Value              1,002                    --            1,002                              --                   37
AVPSF Technology                1,019                    --            1,019                              --                   38
Baron Capital Asset
   Insurance Shares            54,786                   723           55,509                               3                   --
Deutsche VIT EAFE Equity
   Index                       12,549                    --           12,549                               1                   --
Deutsche VIT Equity 500
   Index                      895,745                 7,583          903,328                              59                   --
Deutsche VIT Small Cap
   Index                      133,670                    --          133,670                               9                   --
DGPF High Yield                45,010                   903           45,913                               3                   --
DGPF Devon                      1,352                    --            1,352                              --                   --
DGPF Emerging Markets          29,224                    --           29,224                               2                  352
DGPF Growth and Income            941                    --              941                              --                   35
DGPF REIT                      69,302                 2,751           72,053                               4                   --
DGPF Small Cap Value          153,232                   362          153,594                              10                   --
DGPF Trend                    274,855                    --          274,855                              18                   90
DGPF U.S. Growth                  948                    --              948                              --                   35
Fidelity VIP
   Equity-Income              301,881                    --          301,881                              20                   --
Fidelity VIP
   Equity-Income Service
   Class                          943                    --              943                              --                   35
Fidelity VIP Growth
   Service Class               53,056                 1,806           54,862                               3                   --
Fidelity VIP High Income
   Service Class               34,354                    --           34,354                               2                   --
Fidelity VIP Overseas
   Service Class                  944                    --              944                              --                   34
Fidelity VIP II Asset
   Manager                    119,139                    --          119,139                               8                   --
Fidelity VIP II
   Contrafund Service
   Class                      240,601                    --          240,601                              15                   --
Fidelity VIP II
   Investment Grade Bond      231,930                    --          231,930                              15                   --
Fidelity VIP III Growth
   Opportunities Service
   Class                       20,507                 3,264           23,771                               1                   --
Janus Aspen
   Series Balanced            237,555                    --          237,555                              15                   --
Janus Aspen
   Series Worldwide
   Growth                     254,441                    --          254,441                              16                   --
Janus Aspen
   Series Aggressive
   Growth Service Shares        3,029                    --            3,029                              --                   35
Janus Aspen
   Series Balanced
   Service Shares               2,991                    --            2,991                              --                   33

See accompanying notes.


SUBACCOUNT                 NET ASSETS
-------------------------
AIM V.I. Capital
   Appreciation            $       225,282
AIM V.I. Diversified
   Income                          156,579
AIM V.I. Growth                    650,296
AIM V.I. International
   Equity                           15,377
AIM V.I. Value                   1,190,744
AFIS Growth Class 2                319,827
AFIS Growth -- Income
   Class 2                         304,088
AFIS Global Small
   Capitalization
   Class 2                          36,092
AFIS International
   Class 2                             925
AVPSF Premier Growth                 3,013
AVPSF Growth and Income                887
AVPSF AllianceBernstein
   Small Cap Value                     965
AVPSF Technology                       981
Baron Capital Asset
   Insurance Shares                 55,506
Deutsche VIT EAFE Equity
   Index                            12,548
Deutsche VIT Equity 500
   Index                           903,269
Deutsche VIT Small Cap
   Index                           133,661
DGPF High Yield                     45,910
DGPF Devon                           1,352
DGPF Emerging Markets               28,870
DGPF Growth and Income                 906
DGPF REIT                           72,049
DGPF Small Cap Value               153,584
DGPF Trend                         274,747
DGPF U.S. Growth                       913
Fidelity VIP
   Equity-Income                   301,861
Fidelity VIP
   Equity-Income Service
   Class                               908
Fidelity VIP Growth
   Service Class                    54,859
Fidelity VIP High Income
   Service Class                    34,352
Fidelity VIP Overseas
   Service Class                       910
Fidelity VIP II Asset
   Manager                         119,131
Fidelity VIP II
   Contrafund Service
   Class                           240,586
Fidelity VIP II
   Investment Grade Bond           231,915
Fidelity VIP III Growth
   Opportunities Service
   Class                            23,770
Janus Aspen
   Series Balanced                 237,540
Janus Aspen
   Series Worldwide
   Growth                          254,425
Janus Aspen
   Series Aggressive
   Growth Service Shares             2,994
Janus Aspen
   Series Balanced
   Service Shares                    2,958
See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 2001

                                        CONTRACT PURCHASES                    MORTALITY & EXPENSE CHARGES     CONTRACT REDEMPTIONS
                                        DUE FROM LINCOLN                      PAYABLE TO LINCOLN              DUE TO LINCOLN
                                        LIFE & ANNUITY                        LIFE & ANNUITY                  LIFE & ANNUITY
SUBACCOUNT                 INVESTMENTS  COMPANY OF NEW YORK  TOTAL ASSETS     COMPANY OF NEW YORK             COMPANY OF NEW YORK
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series Global
   Technology Service
   Shares                   $  59,643   $                --  $        59,643  $                            4  $                --
Janus Aspen
   Series Worldwide
   Growth Service Shares        1,382                   687            2,069                              --                   --
LN Aggressive Growth              993                    --              993                              --                   37
LN Bond                       324,823                 8,192          333,015                              20                   --
LN Capital Appreciation         5,689                    --            5,689                              --                   --
LN Equity Income                9,802                    --            9,802                               1                   --
LN Global Asset
   Allocation                  25,571                    --           25,571                               2                   --
LN International                  921                    --              921                              --                   34
LN Money Market             2,554,170                    --        2,554,170                             165               75,181
LN Social Awareness             5,590                    --            5,590                              --                   --
MFS VIT Capital
   Opportunities                  965                    --              965                              --                   36
MFS VIT Emerging Growth       491,760                    20          491,780                              32                   --
MFS VIT Total Return          200,450                 5,108          205,558                              13                   --
MFS VIT Utilities             350,876                 4,015          354,891                              23                   26
NB AMT Mid-Cap Growth         206,960                   362          207,322                              14                   --
NB AMT Partners                52,985                    --           52,985                               3                   --
NB AMT Regency                    969                    --              969                              --                   36
OCC Accumulation Global
   Equity                      82,314                    --           82,314                               5                   --
OCC Accumulation Managed       41,920                    --           41,920                               3                   --
Putnam VT Growth and
   Income Class IB              1,056                    --            1,056                              --                   34
Putnam VT Health Sciences
   Class IB                       884                    --              884                              --                   33
Templeton Asset Strategy       24,818                    --           24,818                               2                   --
Templeton International
   Securities                 183,471                    --          183,471                              12                   --
Templeton International
   Securities Class 2          55,789                    --           55,789                               3                   --
Templeton Growth
   Securities                  53,400                   688           54,088                               3                   89
Templeton Growth
   Securities Class 2          46,586                   365           46,951                               3                   --
Franklin Small Cap                995                    --              995                              --                   37


SUBACCOUNT                 NET ASSETS
-------------------------
Janus Aspen Series Global
   Technology Service
   Shares                  $        59,639
Janus Aspen
   Series Worldwide
   Growth Service Shares             2,069
LN Aggressive Growth                   956
LN Bond                            332,995
LN Capital Appreciation              5,689
LN Equity Income                     9,801
LN Global Asset
   Allocation                       25,569
LN International                       887
LN Money Market                  2,478,824
LN Social Awareness                  5,590
MFS VIT Capital
   Opportunities                       929
MFS VIT Emerging Growth            491,748
MFS VIT Total Return               205,545
MFS VIT Utilities                  354,842
NB AMT Mid-Cap Growth              207,308
NB AMT Partners                     52,982
NB AMT Regency                         933
OCC Accumulation Global
   Equity                           82,309
OCC Accumulation Managed            41,917
Putnam VT Growth and
   Income Class IB                   1,022
Putnam VT Health Sciences
   Class IB                            851
Templeton Asset Strategy            24,816
Templeton International
   Securities                      183,459
Templeton International
   Securities Class 2               55,786
Templeton Growth
   Securities                       53,996
Templeton Growth
   Securities Class 2               46,948
Franklin Small Cap                     958

                                          AFFILIATED  NON-AFFILIATED
--------------------------------------------------------------------
Investments at Cost                       $3,507,998  $    8,529,306
Investments at Market                     3,502,423        7,322,307

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                      AIM           AIM                      AIM                                    AFIS        AFIS
                      V.I.          V.I.         AIM         V.I.           AIM         AFIS        GROWTH-     GLOBAL SMALL
                      CAPITAL       DIVERSIFIED  V.I.        INTERNATIONAL  V.I.        GROWTH      INCOME      CAPITALIZATION
                      APPRECIATION  INCOME       GROWTH      EQUITY         VALUE       CLASS 2     CLASS 2     CLASS 2
                      SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       24    $      654   $     148   $       --     $     149   $     --    $     --    $           --
  - Dividends from
     net realized
     gain on
     investments             732            --       2,587           --           779         --          --                --
  - Mortality and
     expense
     guarantees              (33)          (12)       (168)          --          (159)        --          --                --
                      ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)             723           642       2,567           --           769         --          --                --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             854          (276)      3,033           --         3,182         --          --                --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           3,521          (441)      5,999           --         3,693         --          --                --
--------------------  ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             4,375          (717)      9,032           --         6,875         --          --                --
--------------------  ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $    5,098    $      (75)  $  11,599   $       --     $   7,644   $     --    $     --    $           --
--------------------  ============  ==========   ==========  =============  ==========  ==========  ==========  ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --    $    7,289   $      52   $        5     $     844   $     --    $     --    $           --
  - Dividends from
     net realized
     gain on
     investments           6,981            --      17,912          118        29,408         --          --                --
  - Mortality and
     expense
     guarantees           (1,465)         (668)     (3,557)          (4)       (4,125)       (27)        (21)               (2)
                      ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)           5,516         6,621      14,407          119        26,127        (27)        (21)               (2)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           1,402          (484)       (498)         (21)       (4,129)       (60)          1                (9)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (50,285)       (4,303)   (167,195)        (433)     (124,598)    (1,195)      1,765              (186)
--------------------  ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (48,883)       (4,787)   (167,693)        (454)     (128,727)    (1,255)      1,766              (195)
--------------------  ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  (43,367)   $    1,834   $(153,286)  $     (335)    $(102,600)  $ (1,282)   $  1,745    $         (197)
--------------------  ============  ==========   ==========  =============  ==========  ==========  ==========  ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   18,005    $   10,739   $   1,525   $       40     $   1,499   $    383    $  2,670    $          122
  - Dividends from
     net realized
     gain on
     investments              --            --          --          311        22,753     21,896      14,972               969
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)                (1,915)       (1,071)     (3,539)          --        (4,834)        --          --                --
  - VUL-CV (.75% Fee
     Rate)                    --            --        (955)         (49)       (2,927)      (801)     (1,077)             (105)
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)          --            --         (39)          (9)          (30)       (66)        (57)               (8)
                      ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET INVESTMENT
   INCOME (LOSS)          16,090         9,668      (3,008)         293        16,461     21,412      16,508               978
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         (31,539)         (244)    (82,659)        (321)      (51,926)    (8,823)     (1,158)             (419)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         (51,265)       (5,981)   (148,310)      (1,441)      (70,685)   (21,181)     (7,555)           (1,094)
--------------------  ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           (82,804)       (6,225)   (230,969)      (1,762)     (122,611)   (30,004)     (8,713)           (1,513)
--------------------  ------------  ----------   ----------  -------------  ----------  ----------  ----------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  (66,714)   $    3,443   $(233,977)  $   (1,469)    $(106,150)  $ (8,592)   $  7,795    $         (535)
--------------------  ============  ==========   ==========  =============  ==========  ==========  ==========  ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                                            BARON
                                                             AVPSF                          CAPITAL     DEUTSCHE      DEUTSCHE
                      AFIS           AVPSF       AVPSF       ALLIANCEBERNSTEIN              ASSET       VIT           VIT
                      INTERNATIONAL  PREMIER     GROWTH AND  SMALL CAP          AVPSF       INSURANCE   EAFE          EQUITY
                      CLASS 2        GROWTH      INCOME      VALUE              TECHNOLOGY  SHARES      EQUITY INDEX  500 INDEX
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --         $  --       $ --        $     --           $   --      $    --     $    --       $      334
  - Dividends from
     net realized
     gain on
     investments          --            --         --              --               --           --          --              157
  - Mortality and
     expense
     guarantees           --            --         --              --               --           --          --             (330)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET INVESTMENT
   INCOME (LOSS)          --            --         --              --               --           --          --              161
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          --            --         --              --               --           --          --            3,641
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --            --         --              --               --           --          --            2,320
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --            --         --              --               --           --          --            5,961
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   --         $  --       $ --        $     --           $   --      $    --     $    --       $    6,122
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --         $  --       $ --        $     --           $   --      $    --     $    13       $      282
  - Dividends from
     net realized
     gain on
     investments          --            --         --              --               --           --          --               --
  - Mortality and
     expense
     guarantees           --            --         --              --               --           (4)         (2)          (2,964)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET INVESTMENT
   INCOME (LOSS)          --            --         --              --               --           (4)         11           (2,682)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          --            --         --              --               --          (20)         (7)             953
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --            --         --              --               --          296        (106)         (39,133)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --            --         --              --               --          276        (113)         (38,180)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   --         $  --       $ --        $     --           $   --      $   272     $  (102)      $  (40,862)
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --         $  --       $ --        $     --           $   --      $    --     $    --       $    7,296
  - Dividends from
     net realized
     gain on
     investments          --            --         --              --               --          143          --              761
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)                --            --         --              --               --           --          --           (4,009)
  - VUL-CV (.75% Fee
     Rate)                --            --         --              --               --         (229)        (25)            (930)
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)      (1)           (2)        (1)             (1)              (2)         (16)         (5)             (14)
                      -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET INVESTMENT
   INCOME (LOSS)          (1)           (2)        (1)             (1)              (2)        (102)        (30)           3,104
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           1             3          1               3                6         (343)       (103)         (14,960)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          37            89         40             121              138        4,309        (602)         (66,412)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            38            92         41             124              144        3,966        (705)         (81,372)
--------------------  -------------  ----------  ----------  -----------------  ----------  ----------  ------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   37         $  90       $ 40        $    123           $  142      $ 3,864     $  (735)      $  (78,268)
--------------------  =============  ==========  ==========  =================  ==========  ==========  ============  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                      DEUTSCHE
                      VIT                                 DGPF        DGPF                    DGPF
                      SMALL       DGPF        DGPF        EMERGING    GROWTH AND  DGPF        SMALL       DGPF
                      CAP INDEX   HIGH YIELD  DEVON       MARKETS     INCOME      REIT        CAP VALUE   TREND
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     --    $    --     $    --     $     --    $ --        $    --     $     --    $       --
  - Dividends from
     net realized
     gain on
     investments            --         --          --           --      --             --           --            --
  - Mortality and
     expense
     guarantees             --         --          --           (5)     --             --           (7)          (21)
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)            --         --          --           (5)     --             --           (7)          (21)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            --         --          --            1      --             --          (50)          332
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments            --         --          --          195      --             --          161         2,641
--------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS              --         --          --          196      --             --          111         2,973
--------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $     --    $    --     $    --     $    191    $ --        $    --     $    104    $    2,952
--------------------  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $      4    $    --     $    --     $     73    $ --        $    --     $    261    $       --
  - Dividends from
     net realized
     gain on
     investments            --         --          --           --      --             --          326         3,287
  - Mortality and
     expense
     guarantees             (2)        (4)         (2)         (70)     --             (2)        (275)         (956)
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)             2         (4)         (2)           3      --             (2)         312         2,331
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            (6)        (3)         (6)        (225)     --              3          672           472
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           (96)        44        (119)      (3,173)     --             83        7,006       (27,715)
--------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            (102)        41        (125)      (3,398)     --             86        7,678       (27,243)
--------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   (100)   $    37     $  (127)    $ (3,395)   $ --        $    84     $  7,990    $  (24,912)
--------------------  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    707    $   496     $     5     $     80    $ --        $   492     $    753    $       --
  - Dividends from
     net realized
     gain on
     investments         5,691         --          --           --      --            102           --            --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)                  --         --          --         (144)     --             --         (627)       (1,287)
  - VUL-CV (.75% Fee
     Rate)                (474)       (95)         (5)         (24)     --           (251)        (129)         (657)
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)        (7)        (6)         (5)          (5)     (1)           (10)         (20)           (5)
                      ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)         5,917        395          (5)         (93)     (1)           333          (23)       (1,949)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           708       (127)        (38)        (822)      2            956        1,771       (18,809)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         4,530        359        (109)       1,615      60          4,936        8,693           733
--------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           5,238        232        (147)         793      62          5,892       10,464       (18,076)
--------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $ 11,155    $   627     $  (152)    $    700    $ 61        $ 6,225     $ 10,441    $  (20,025)
--------------------  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                              FIDELITY                      FIDELITY
                                  FIDELITY    VIP            FIDELITY       VIP            FIDELITY       FIDELITY    FIDELITY
                      DGPF        VIP         EQUITY-        VIP            HIGH           VIP            VIP II      VIP II
                      U.S.        EQUITY-     INCOME         GROWTH         INCOME         OVERSEAS       ASSET       CONTRAFUND
                      GROWTH      INCOME      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  MANAGER     SERVICE CLASS
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  --       $      --   $    --        $       --     $       --     $    --        $     --    $          --
  - Dividends from
     net realized
     gain on
     investments         --              --        --                --             --          --              --               --
  - Mortality and
     expense
     guarantees          --            (182)       --                --             --          --              (6)              --
                      ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET INVESTMENT
   INCOME (LOSS)         --            (182)       --                --             --          --              (6)              --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         --          (1,003)       --                --             --          --               2               --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         --             595        --                --             --          --             190               --
--------------------  ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           --            (408)       --                --             --          --             192               --
--------------------  ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  --       $    (590)  $    --        $       --     $       --     $    --        $    186    $          --
--------------------  ==========  ==========  =============  =============  =============  =============  ==========  =============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  --       $   2,237   $    --        $       --     $       --     $    --        $  1,192    $          --
  - Dividends from
     net realized
     gain on
     investments         --           8,426        --                --             --          --           2,809               --
  - Mortality and
     expense
     guarantees          --          (1,946)       --                (2)            (2)         --            (564)              (6)
                      ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET INVESTMENT
   INCOME (LOSS)         --           8,717        --                (2)            (2)         --           3,437               (6)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         --            (197)       --                (8)            (4)         --             233               (8)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         --          23,488        --              (174)          (148)         --          (5,862)             112
--------------------  ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           --          23,291        --              (182)          (152)         --          (5,629)             104
--------------------  ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  --       $  32,008   $    --        $     (184)    $     (154)    $    --        $ (2,192)   $          98
--------------------  ==========  ==========  =============  =============  =============  =============  ==========  =============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  --       $   5,452   $    --        $    1,077     $      276     $    --        $  3,703    $         120
  - Dividends from
     net realized
     gain on
     investments         --          15,319        --                --             --          --           1,388              479
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)               --          (2,639)       --                --             --          --            (847)              --
  - VUL-CV (.75% Fee
     Rate)               --              --        --              (155)          (102)         --              --           (1,240)
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)     (1)             --        (1)               (8)            (8)         (1)             --              (22)
                      ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET INVESTMENT
   INCOME (LOSS)         (1)         18,132        (1)              914            166          (1)          4,244             (663)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          2          (4,077)        2            (4,318)        (2,443)          1          (2,056)            (408)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         67         (34,411)       62            (2,936)           669          27          (7,722)           1,607
--------------------  ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           69         (38,488)       64            (7,254)        (1,774)         28          (9,778)           1,199
--------------------  ----------  ----------  -------------  -------------  -------------  -------------  ----------  -------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  68       $ (20,356)  $    63        $   (6,340)    $   (1,608)    $    27        $ (5,534)   $         536
--------------------  ==========  ==========  =============  =============  =============  =============  ==========  =============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                         JANUS                           JANUS
                                  FIDELITY                   JANUS       ASPEN           JANUS           ASPEN
                      FIDELITY    VIP III        JANUS       ASPEN       SERIES          ASPEN           SERIES
                      VIP II      GROWTH         ASPEN       SERIES      AGGRESSIVE      SERIES          GLOBAL
                      INVESTMENT  OPPORTUNITIES  SERIES      WORLDWIDE   GROWTH          BALANCED        TECHNOLOGY
                      GRADE BOND  SERVICE CLASS  BALANCED    GROWTH      SERVICE SHARES  SERVICE SHARES  SERVICE SHARES
                      SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     --    $       --     $     --    $      --   $    --         $    --         $        --
  - Dividends from
     net realized
     gain on
     investments            --            --           --           --        --              --                  --
  - Mortality and
     expense
     guarantees            (13)           --           --           --        --              --                  --
                      ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET INVESTMENT
   INCOME (LOSS)           (13)           --           --           --        --              --                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments             5            --           --           --        --              --                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           (56)           --           --           --        --              --                  --
--------------------  ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             (51)           --           --           --        --              --                  --
--------------------  ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $    (64)   $       --     $     --    $      --   $    --         $    --         $        --
--------------------  ==========  =============  ==========  ==========  ==============  ==============  ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  5,287    $       --     $    172    $      76   $    --         $    --         $       163
  - Dividends from
     net realized
     gain on
     investments            --            --           --           --        --              --                  --
  - Mortality and
     expense
     guarantees           (834)           (3)         (17)         (26)       --              --                 (16)
                      ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET INVESTMENT
   INCOME (LOSS)         4,453            (3)         155           50        --              --                 147
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          (884)          (15)         (17)         (38)       --              --                  (9)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         8,810          (138)         (86)        (485)       --              --              (1,550)
--------------------  ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           7,926          (153)        (103)        (523)       --              --              (1,559)
--------------------  ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $ 12,379    $     (156)    $     52    $    (473)  $    --         $    --         $    (1,412)
--------------------  ==========  =============  ==========  ==========  ==============  ==============  ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  8,183    $        8     $  5,488    $   1,000   $    --         $    25         $       391
  - Dividends from
     net realized
     gain on
     investments            --            --           --           --        --              --                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)              (1,534)           --           --           --        --              --                  --
  - VUL-CV (.75% Fee
     Rate)                  --           (82)      (1,148)      (1,052)       --              --                (403)
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)        --            (5)         (21)         (36)       (2)             (2)                 (5)
                      ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET INVESTMENT
   INCOME (LOSS)         6,649           (79)       4,319          (88)       (2)             23                 (17)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         2,814          (245)      (1,655)     (16,837)        6               1              (4,671)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         4,114          (880)      (2,359)      (6,257)       66               6             (20,305)
--------------------  ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           6,928        (1,125)      (4,014)     (23,094)       72               7             (24,976)
--------------------  ----------  -------------  ----------  ----------  --------------  --------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $ 13,577    $   (1,204)    $    305    $ (23,182)  $    70         $    30         $   (24,993)
--------------------  ==========  =============  ==========  ==========  ==============  ==============  ==============

                      JANUS
                      ASPEN
                      SERIES
                      WORLDWIDE
                      GROWTH
                      SERVICE SHARES
                      SUBACCOUNT
--------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $           --
  - Dividends from
     net realized
     gain on
     investments                  --
  - Mortality and
     expense
     guarantees                   --
                      --------------
NET INVESTMENT
   INCOME (LOSS)                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  --
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                    --
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $           --
--------------------  ==============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $           --
  - Dividends from
     net realized
     gain on
     investments                  --
  - Mortality and
     expense
     guarantees                   --
                      --------------
NET INVESTMENT
   INCOME (LOSS)                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                  --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  --
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                    --
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $           --
--------------------  ==============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $            1
  - Dividends from
     net realized
     gain on
     investments                  --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)                        --
  - VUL-CV (.75% Fee
     Rate)                        --
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)              (1)
                      --------------
NET INVESTMENT
   INCOME (LOSS)                  --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments                   2
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments                  72
--------------------  --------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                    74
--------------------  --------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $           74
--------------------  ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                        LN
                      LN                      LN            LN          GLOBAL                     LN          LN
                      AGGRESSIVE  LN          CAPITAL       EQUITY-     ASSET       LN             MONEY       SOCIAL
                      GROWTH      BOND        APPRECIATION  INCOME      ALLOCATION  INTERNATIONAL  MARKET      AWARENESS
                      SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --      $     --    $     --      $    --     $    --     $   --         $  4,198    $       --
  - Dividends from
     net realized
     gain on
     investments          --            --          --           --          --         --               --            --
  - Mortality and
     expense
     guarantees           --            --          --           --          --         --             (655)           --
                      ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)          --            --          --           --          --         --            3,543            --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          --            --          --           --          --         --               --            --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --            --          --           --          --         --               --            --
--------------------  ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --            --          --           --          --         --               --            --
--------------------  ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   --      $     --    $     --      $    --     $    --     $   --         $  3,543    $       --
--------------------  ==========  ==========  ============  ==========  ==========  =============  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --      $    110    $     --      $     7     $    --     $   --         $ 52,503    $        5
  - Dividends from
     net realized
     gain on
     investments          --            --          --           --          --         --               --            --
  - Mortality and
     expense
     guarantees           --           (10)         (2)          (2)         (2)        --           (6,876)           (2)
                      ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)          --           100          (2)           5          (2)        --           45,627             3
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          --            --         (10)           2          (4)        --               --            (6)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --           122        (226)          52         (58)        --               --          (128)
--------------------  ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --           122        (236)          54         (62)        --               --          (134)
--------------------  ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   --      $    222    $   (238)     $    59     $   (64)    $   --         $ 45,627    $     (131)
--------------------  ==========  ==========  ============  ==========  ==========  =============  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --      $ 14,115    $     --      $   101     $   103     $    9         $ 60,654    $       25
  - Dividends from
     net realized
     gain on
     investments          --            --         177          225         193         --               --         1,098
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)                --            --          --           --          --         --           (7,329)           --
  - VUL-CV (.75% Fee
     Rate)                --        (1,437)        (16)         (34)        (57)        --           (5,201)          (29)
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)      (1)          (21)         (5)          (5)         (5)        (1)            (226)           (5)
                      ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)          (1)       12,657         156          287         234          8           47,898         1,089
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           3           591        (248)        (154)        (24)         1               --        (1,140)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         112          (982)       (633)        (297)      1,558         32               --          (604)
--------------------  ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS           115          (391)       (881)        (451)      1,534         33               --        (1,744)
--------------------  ----------  ----------  ------------  ----------  ----------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  114      $ 12,266    $   (725)     $  (164)    $ 1,768     $   41         $ 47,898    $     (655)
--------------------  ==========  ==========  ============  ==========  ==========  =============  ==========  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                                                             OCC
                      MFS VIT        MFS VIT     MFS VIT                 NB AMT                              ACCUMULATION
                      CAPITAL        EMERGING    TOTAL       MFS VIT     MID-CAP     NB AMT      NB AMT      GLOBAL
                      OPPORTUNITIES  GROWTH      RETURN      UTILITIES   GROWTH      PARTNERS    REGENCY     EQUITY
                      SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --         $      --   $     --    $      --   $     --    $    --     $  --       $         99
  - Dividends from
     net realized
     gain on
     investments          --                --         --           --         --         --        --              1,028
  - Mortality and
     expense
     guarantees           --               (45)        (8)          (8)        --         --        --                 (8)
                      -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)          --               (45)        (8)          (8)        --         --        --              1,119
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          --             2,307         (1)           8         --         --        --                  5
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --             6,675         50          604         --         --        --               (772)
--------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --             8,982         49          612         --         --        --               (767)
--------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   --         $   8,937   $     41    $     604   $     --    $    --     $  --       $        352
--------------------  =============  ==========  ==========  ==========  ==========  ==========  ==========  ============
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --         $  11,655   $  1,589    $  14,106   $     --    $    --     $  --       $        703
  - Dividends from
     net realized
     gain on
     investments          --                --         --           --         --         --        --              6,582
  - Mortality and
     expense
     guarantees           --            (1,932)      (252)      (1,280)        (9)        (2)       --               (413)
                      -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)          --             9,723      1,337       12,826         (9)        (2)       --              6,872
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments          --            (2,561)       595       (2,200)        (4)        (3)       --               (465)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          --           (93,021)     4,407      (13,181)       366        (36)       --             (1,543)
--------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            --           (95,582)     5,002      (15,381)       362        (39)       --             (2,008)
--------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   --         $ (85,859)  $  6,339    $  (2,555)  $    353    $   (41)    $  --       $      4,864
--------------------  =============  ==========  ==========  ==========  ==========  ==========  ==========  ============
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $   --         $      --   $  1,775    $   9,715   $     --    $    49     $  --       $         --
  - Dividends from
     net realized
     gain on
     investments          --            24,863      2,620       25,479         --        463        --                809
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)                --            (2,185)      (306)      (1,631)        --         --        --               (617)
  - VUL-CV (.75% Fee
     Rate)                --              (985)      (526)        (737)      (768)      (196)       --                 --
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)      (1)              (17)       (27)         (13)       (31)        (5)       (1)                --
                      -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INVESTMENT
   INCOME (LOSS)          (1)           21,676      3,536       32,813       (799)       311        (1)               192
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments           2           (47,232)       290      (17,296)      (323)      (197)        2             (2,655)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments          84          (127,677)    (2,202)    (100,196)        83        503        87             (9,974)
--------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            86          (174,909)    (1,912)    (117,492)      (240)       306        89            (12,629)
--------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $   85         $(153,233)  $  1,624    $ (84,679)  $ (1,039)   $   617     $  88       $    (12,437)
--------------------  =============  ==========  ==========  ==========  ==========  ==========  ==========  ============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                    PUTNAM VT   PUTNAM VT                              TEMPLETON                  TEMPLETON
                      OCC           GROWTH AND  HEALTH      TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON   GROWTH
                      ACCUMULATION  INCOME      SCIENCES    ASSET       INTERNATIONAL  SECURITIES     GROWTH      SECURITIES
                      MANAGED       CLASS IB    CLASS IB    STRATEGY    SECURITIES     CLASS 2        SECURITIES  CLASS 2
                      SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $     --      $ --        $      --   $     --    $        --    $        --    $      --   $     --
  - Dividends from
     net realized
     gain on
     investments            --        --               --         --             --             --           --         --
  - Mortality and
     expense
     guarantees            (23)       --               --         (6)           (21)            --          (17)        --
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)           (23)       --               --         (6)           (21)            --          (17)        --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments            (3)       --               --          2             91             --           13         --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments           164        --               --        231          1,441             --        1,617         --
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS             161        --               --        233          1,532             --        1,630         --
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $    138      $ --        $      --   $    227    $     1,511    $        --    $   1,613   $     --
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $    649      $ --        $      --   $    133    $     1,105    $        --    $     340   $     --
  - Dividends from
     net realized
     gain on
     investments         3,623        --               --        914          6,738             --        6,348         --
  - Mortality and
     expense
     guarantees           (335)       --               --        (82)          (799)            (5)        (275)        (3)
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)         3,937        --               --        965          7,044             (5)       6,413         (3)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments        (3,360)       --               --       (134)        (2,037)            (5)      (4,353)        (2)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments         3,218        --               --     (1,081)        (6,509)           339          124        214
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS            (142)       --               --     (1,215)        (8,546)           334       (4,229)       212
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $  3,795      $ --        $      --   $   (250)   $    (1,502)   $       329    $   2,184   $    209
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $  1,174      $ --        $      --   $    291    $     5,444    $       740    $   1,296   $    513
  - Dividends from
     net realized
     gain on
     investments            --        --               --      1,896         40,784          5,817       10,802      4,607
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)                (364)       --               --       (174)        (1,416)            --         (466)        --
  - VUL-CV (.75% Fee
     Rate)                  --        --               --         --             --           (218)          --       (215)
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)        --        (1)              (1)        --             --            (10)          (1)        (6)
                      ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INVESTMENT
   INCOME (LOSS)           810        (1)              (1)     2,013         44,812          6,329       11,631      4,899
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments         1,010         1                1       (540)       (13,388)          (821)      (3,458)      (219)
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments        (3,798)       49                3     (3,688)       (62,625)        (9,191)      (9,013)    (3,674)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS          (2,788)       50                4     (4,228)       (76,013)       (10,012)     (12,471)    (3,893)
--------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $ (1,978)     $ 49        $       3   $ (2,215)   $   (31,201)   $    (3,683)   $    (840)  $  1,006
--------------------  ============  ==========  =========   ==========  =============  =============  ==========  ==========


                      FRANKLIN
                      SMALL CAP
                      SUBACCOUNT
--------------------
PERIOD FROM MAY 18,
   1999 (INCEPTION)
   TO DECEMBER 31,
   1999
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gain on
     investments              --
  - Mortality and
     expense
     guarantees               --
                      ----------
NET INVESTMENT
   INCOME (LOSS)              --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments              --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              --
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                --
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       --
--------------------  ==========
YEAR ENDED
   DECEMBER 31, 2000
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gain on
     investments
  - Mortality and
     expense
     guarantees               --
                      ----------
NET INVESTMENT
   INCOME (LOSS)              --
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments              --
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments              --
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS                --
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $       --
--------------------  ==========
YEAR ENDED
   DECEMBER 31, 2001
NET INVESTMENT
   INCOME (LOSS):
  - Dividends from
     investment
     income           $       --
  - Dividends from
     net realized
     gain on
     investments              --
MORTALITY AND
   EXPENSE
   GUARANTEES:
  - VUL I (.80% Fee
     Rate)                    --
  - VUL-CV (.75% Fee
     Rate)                    --
  - VUL-DB and
     VUL-DB Elite
     (.90% Fee Rate)          (1)
                      ----------
NET INVESTMENT
   INCOME (LOSS)              (1)
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS:
  - Net realized
     gain (loss) on
     investments               3
  - Net change in
     unrealized
     appreciation or
     depreciation on
     investments             113
--------------------  ----------
NET REALIZED AND
   UNREALIZED GAIN
   (LOSS) ON
   INVESTMENTS               116
--------------------  ----------
NET INCREASE
   (DECREASE) IN NET
   ASSETS RESULTING
   FROM OPERATIONS    $      115
--------------------  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                        AIM           AIM                      AIM                                      AFIS
                                        V.I.          V.I.         AIM         V.I.           AIM           AFIS        GROWTH-
                                        CAPITAL       DIVERSIFIED  V.I.        INTERNATIONAL  V.I.          GROWTH      INCOME
                                        APPRECIATION  INCOME       GROWTH      EQUITY         VALUE         CLASS 2     CLASS 2
                                        SUBACCOUNT    SUBACCOUNT   SUBACCOUNT  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT  SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $       723   $      642   $   2,567   $       --     $        769  $      --   $      --
  - Net realized gain (loss) on
     investments                                854         (276)      3,033           --            3,182         --          --
  - Net change in unrealized
     appreciation or depreciation on
     investments                              3,521         (441)      5,999           --            3,693         --          --
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  5,098          (75)     11,599           --            7,644         --          --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    43,325       29,982      95,471           --          105,861         --          --
  - Participant withdrawals                  (4,379)      (6,929)     (8,219)          --          (10,142)        --          --
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                    38,946       23,053      87,252           --           95,719         --          --
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
TOTAL INCREASE IN NET ASSETS                 44,044       22,978      98,851           --          103,363         --          --
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 1999              44,044       22,978      98,851           --          103,363         --          --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)              5,516        6,621      14,407          119           26,127        (27)        (21)
  - Net realized gain (loss) on
     investments                              1,402         (484)       (498)         (21)          (4,129)       (60)          1
  - Net change in unrealized
     appreciation or depreciation on
     investments                            (50,285)      (4,303)   (167,195)        (433)        (124,598)    (1,195)      1,765
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                (43,367)       1,834    (153,286)        (335)        (102,600)    (1,282)      1,745
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                   310,667      117,698     781,195        2,374          874,275     23,998      35,010
  - Participant withdrawals                 (66,047)     (30,931)   (138,038)        (269)        (143,032)    (1,496)     (1,181)
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                   244,620       86,767     643,157        2,105          731,243     22,502      33,829
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
TOTAL INCREASE IN NET ASSETS                201,253       88,601     489,871        1,770          628,643     21,220      35,574
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2000             245,297      111,579     588,722        1,770          732,006     21,220      35,574
CHANGES FROM OPERATIONS:
  - Net investment income (loss)             16,090        9,668      (3,008)         293           16,461     21,412      16,508
  - Net realized gain (loss) on
     investments                            (31,539)        (244)    (82,659)        (321)         (51,926)    (8,823)     (1,158)
  - Net change in unrealized
     appreciation or depreciation on
     investments                            (51,265)      (5,981)   (148,310)      (1,441)         (70,685)   (21,181)     (7,555)
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                (66,714)       3,443    (233,977)      (1,469)        (106,150)    (8,592)      7,795
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                   122,896       67,235     431,675       18,202          916,439    339,077     301,927
  - Participant withdrawals                 (76,197)     (25,678)   (136,124)      (3,126)        (351,551)   (31,878)    (41,208)
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS          46,699       41,557     295,551       15,076          564,888    307,199     260,719
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                   (20,015)      45,000      61,574       13,607          458,738    298,607     268,514
--------------------------------------  ------------  ----------   ----------  -------------  ------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2001         $   225,282   $  156,579   $ 650,296   $   15,377     $  1,190,744  $ 319,827   $ 304,088
======================================  ============  ==========   ==========  =============  ============  ==========  ==========

                                        AFIS
                                        GLOBAL SMALL
                                        CAPITALIZATION
                                        CLASS 2
                                        SUBACCOUNT
--------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $           --
  - Net realized gain (loss) on
     investments                                    --
  - Net change in unrealized
     appreciation or depreciation on
     investments                                    --
--------------------------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                        --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                           --
  - Participant withdrawals                         --
--------------------------------------  --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                           --
--------------------------------------  --------------
TOTAL INCREASE IN NET ASSETS                        --
--------------------------------------  --------------
NET ASSETS AT DECEMBER 31, 1999                     --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                    (2)
  - Net realized gain (loss) on
     investments                                    (9)
  - Net change in unrealized
     appreciation or depreciation on
     investments                                  (186)
--------------------------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      (197)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                        1,008
  - Participant withdrawals                       (113)
--------------------------------------  --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                          895
--------------------------------------  --------------
TOTAL INCREASE IN NET ASSETS                       698
--------------------------------------  --------------
NET ASSETS AT DECEMBER 31, 2000                    698
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                   978
  - Net realized gain (loss) on
     investments                                  (419)
  - Net change in unrealized
     appreciation or depreciation on
     investments                                (1,094)
--------------------------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      (535)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                       40,904
  - Participant withdrawals                     (4,975)
--------------------------------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS             35,929
--------------------------------------  --------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                       35,394
--------------------------------------  --------------
NET ASSETS AT DECEMBER 31, 2001         $       36,092
======================================  ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                                                              BARON
                                                                               AVPSF                          CAPITAL
                                        AFIS           AVPSF       AVPSF       ALLIANCEBERNSTEIN              ASSET
                                        INTERNATIONAL  PREMIER     GROWTH AND  SMALL CAP          AVPSF       INSURANCE
                                        CLASS 2        GROWTH      INCOME      VALUE              TECHNOLOGY  SHARES
                                        SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT         SUBACCOUNT  SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $      --      $    --     $    --     $       --         $    --     $     --
  - Net realized gain (loss) on
     investments                               --           --          --             --              --           --
  - Net change in unrealized
     appreciation or depreciation on
     investments                               --           --          --             --              --           --
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   --           --          --             --              --           --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                      --           --          --             --              --           --
  - Participant withdrawals                    --           --          --             --              --           --
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                      --           --          --             --              --           --
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
TOTAL INCREASE IN NET ASSETS                   --           --          --             --              --           --
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 1999                --           --          --             --              --           --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)               --           --          --             --              --           (4)
  - Net realized gain (loss) on
     investments                               --           --          --             --              --          (20)
  - Net change in unrealized
     appreciation or depreciation on
     investments                               --           --          --             --              --          296
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   --           --          --             --              --          272
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                      --           --          --             --              --       10,964
  - Participant withdrawals                    --           --          --             --              --         (205)
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                      --           --          --             --              --       10,759
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
TOTAL INCREASE IN NET ASSETS                   --           --          --             --              --       11,031
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2000                --           --          --             --              --       11,031
CHANGES FROM OPERATIONS:
  - Net investment income (loss)               (1)          (2)         (1)            (1)             (2)        (102)
  - Net realized gain (loss) on
     investments                                1            3           1              3               6         (343)
  - Net change in unrealized
     appreciation or depreciation on
     investments                               37           89          40            121             138        4,309
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   37           90          40            123             142        3,864
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                   1,122        3,080       1,000          1,000           1,000       46,879
  - Participant withdrawals                  (234)        (157)       (153)          (158)           (161)      (6,268)
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS           888        2,923         847            842             839       40,611
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                     925        3,013         887            965             981       44,475
--------------------------------------  -------------  ----------  ----------  -----------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2001         $     925      $ 3,013     $   887     $      965         $   981     $ 55,506
======================================  =============  ==========  ==========  =================  ==========  ==========


                                        DEUTSCHE      DEUTSCHE
                                        VIT           VIT
                                        EAFE          EQUITY
                                        EQUITY INDEX  500 INDEX
                                        SUBACCOUNT    SUBACCOUNT
--------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $      --     $      161
  - Net realized gain (loss) on
     investments                               --          3,641
  - Net change in unrealized
     appreciation or depreciation on
     investments                               --          2,320
--------------------------------------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   --          6,122
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                      --         58,729
  - Participant withdrawals                    --        (12,320)
--------------------------------------  ------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                      --         46,409
--------------------------------------  ------------  ----------
TOTAL INCREASE IN NET ASSETS                   --         52,531
--------------------------------------  ------------  ----------
NET ASSETS AT DECEMBER 31, 1999                --         52,531
CHANGES FROM OPERATIONS:
  - Net investment income (loss)               11         (2,682)
  - Net realized gain (loss) on
     investments                               (7)           953
  - Net change in unrealized
     appreciation or depreciation on
     investments                             (106)       (39,133)
--------------------------------------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (102)       (40,862)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                   1,008        605,622
  - Participant withdrawals                  (115)      (131,532)
--------------------------------------  ------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                     893        474,090
--------------------------------------  ------------  ----------
TOTAL INCREASE IN NET ASSETS                  791        433,228
--------------------------------------  ------------  ----------
NET ASSETS AT DECEMBER 31, 2000               791        485,759
CHANGES FROM OPERATIONS:
  - Net investment income (loss)              (30)         3,104
  - Net realized gain (loss) on
     investments                             (103)       (14,960)
  - Net change in unrealized
     appreciation or depreciation on
     investments                             (602)       (66,412)
--------------------------------------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (735)       (78,268)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                  13,978        652,270
  - Participant withdrawals                (1,486)      (156,492)
--------------------------------------  ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS        12,492        495,778
--------------------------------------  ------------  ----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                  11,757        417,510
--------------------------------------  ------------  ----------
NET ASSETS AT DECEMBER 31, 2001         $  12,548     $  903,269
======================================  ============  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                   DEUTSCHE
                                   VIT                                 DGPF        DGPF                    DGPF
                                   SMALL       DGPF        DGPF        EMERGING    GROWTH AND  DGPF        SMALL       DGPF
                                   CAP INDEX   HIGH YIELD  DEVON       MARKETS     INCOME      REIT        CAP VALUE   TREND
                                   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)   $      --   $     --    $    --     $     (5)   $    --     $      --   $      (7)  $      (21)
  - Net realized gain (loss) on
     investments                          --         --         --            1         --            --         (50)         332
  - Net change in unrealized
     appreciation or depreciation
     on investments                       --         --         --          195         --            --         161        2,641
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                             --         --         --          191         --            --         104        2,952
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                 --         --         --        1,001         --            --       8,911       13,532
  - Participant withdrawals               --         --         --          (92)        --            --      (3,526)        (990)
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                           --         --         --          909         --            --       5,385       12,542
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL INCREASE IN NET ASSETS              --         --         --        1,100         --            --       5,489       15,494
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT DECEMBER 31, 1999           --         --         --        1,100         --            --       5,489       15,494
CHANGES FROM OPERATIONS:
  - Net investment income (loss)           2         (4)        (2)           3         --            (2)        312        2,331
  - Net realized gain (loss) on
     investments                          (6)        (3)        (6)        (225)        --             3         672          472
  - Net change in unrealized
     appreciation or depreciation
     on investments                      (96)        44       (119)      (3,173)        --            83       7,006      (27,715)
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                           (100)        37       (127)      (3,395)        --            84       7,990      (24,912)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases              1,008      5,886      1,008       21,925         --         1,008      53,563      218,157
  - Participant withdrawals             (116)      (347)      (116)      (3,659)        --          (124)     (9,624)     (22,053)
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                          892      5,539        892       18,266         --           884      43,939      196,104
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL INCREASE IN NET ASSETS             792      5,576        765       14,871         --           968      51,929      171,192
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2000          792      5,576        765       15,971         --           968      57,418      186,686
CHANGES FROM OPERATIONS:
  - Net investment income (loss)       5,917        395         (5)         (93)        (1)          333         (23)      (1,949)
  - Net realized gain (loss) on
     investments                         708       (127)       (38)        (822)         2           956       1,771      (18,809)
  - Net change in unrealized
     appreciation or depreciation
     on investments                    4,530        359       (109)       1,615         60         4,936       8,693          733
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS                         11,155        627       (152)         700         61         6,225      10,441      (20,025)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases            152,493     43,055      1,008       19,458      1,000        76,913     110,427      194,588
  - Participant withdrawals          (30,779)    (3,348)      (269)      (7,259)      (155)      (12,057)    (24,702)     (86,502)
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM UNIT
   TRANSACTIONS                      121,714     39,707        739       12,199        845        64,856      85,725      108,086
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                            132,869     40,334        587       12,899        906        71,081      96,166       88,061
---------------------------------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2001    $ 133,661   $ 45,910    $ 1,352     $ 28,870    $   906     $  72,049   $ 153,584   $  274,747
=================================  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                FIDELITY                      FIDELITY
                                                    FIDELITY    VIP            FIDELITY       VIP            FIDELITY
                                        DGPF        VIP         EQUITY-        VIP            HIGH           VIP
                                        U.S.        EQUITY-     INCOME         GROWTH         INCOME         OVERSEAS
                                        GROWTH      INCOME      SERVICE CLASS  SERVICE CLASS  SERVICE CLASS  SERVICE CLASS
                                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $    --     $    (182)  $      --      $        --    $        --    $      --
  - Net realized gain (loss) on
     investments                             --        (1,003)         --               --             --           --
  - Net change in unrealized
     appreciation or depreciation on
     investments                             --           595          --               --             --           --
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 --          (590)         --               --             --           --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    --        81,119          --               --             --           --
  - Participant withdrawals                  --        (5,804)         --               --             --           --
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                    --        75,315          --               --             --           --
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
TOTAL INCREASE IN NET ASSETS                 --        74,725          --               --             --           --
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 1999              --        74,725          --               --             --           --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)             --         8,717          --               (2)            (2)          --
  - Net realized gain (loss) on
     investments                             --          (197)         --               (8)            (4)          --
  - Net change in unrealized
     appreciation or depreciation on
     investments                             --        23,488          --             (174)          (148)          --
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 --        32,008          --             (184)          (154)          --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    --       294,537          --            1,008          2,072           --
  - Participant withdrawals                  --       (71,617)         --             (114)          (143)          --
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                    --       222,920          --              894          1,929           --
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
TOTAL INCREASE IN NET ASSETS                 --       254,928          --              710          1,775           --
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2000              --       329,653          --              710          1,775           --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)             (1)       18,132          (1)             914            166           (1)
  - Net realized gain (loss) on
     investments                              2        (4,077)          2           (4,318)        (2,443)           1
  - Net change in unrealized
     appreciation or depreciation on
     investments                             67       (34,411)         62           (2,936)           669           27
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 68       (20,356)         63           (6,340)        (1,608)          27
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                 1,000        98,643       1,000           69,479         42,654        1,107
  - Participant withdrawals                (155)     (106,079)       (155)          (8,990)        (8,469)        (224)
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS         845        (7,436)        845           60,489         34,185          883
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                   913       (27,792)        908           54,149         32,577          910
--------------------------------------  ----------  ----------  -------------  -------------  -------------  -------------
NET ASSETS AT DECEMBER 31, 2001         $   913     $ 301,861   $     908      $    54,859    $    34,352    $     910
======================================  ==========  ==========  =============  =============  =============  =============


                                        FIDELITY    FIDELITY
                                        VIP II      VIP II
                                        ASSET       CONTRAFUND
                                        MANAGER     SERVICE CLASS
                                        SUBACCOUNT  SUBACCOUNT
--------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $      (6)  $          --
  - Net realized gain (loss) on
     investments                                2              --
  - Net change in unrealized
     appreciation or depreciation on
     investments                              190              --
--------------------------------------  ----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  186              --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                  11,041              --
  - Participant withdrawals                (6,154)             --
--------------------------------------  ----------  -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                   4,887              --
--------------------------------------  ----------  -------------
TOTAL INCREASE IN NET ASSETS                5,073              --
--------------------------------------  ----------  -------------
NET ASSETS AT DECEMBER 31, 1999             5,073              --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)            3,437              (6)
  - Net realized gain (loss) on
     investments                              233              (8)
  - Net change in unrealized
     appreciation or depreciation on
     investments                           (5,862)            112
--------------------------------------  ----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (2,192)             98
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                 107,215           8,374
  - Participant withdrawals               (18,525)           (399)
--------------------------------------  ----------  -------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                  88,690           7,975
--------------------------------------  ----------  -------------
TOTAL INCREASE IN NET ASSETS               86,498           8,073
--------------------------------------  ----------  -------------
NET ASSETS AT DECEMBER 31, 2000            91,571           8,073
CHANGES FROM OPERATIONS:
  - Net investment income (loss)            4,244            (663)
  - Net realized gain (loss) on
     investments                           (2,056)           (408)
  - Net change in unrealized
     appreciation or depreciation on
     investments                           (7,722)          1,607
--------------------------------------  ----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (5,534)            536
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                  49,842         317,548
  - Participant withdrawals               (16,748)        (85,571)
--------------------------------------  ----------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS        33,094         231,977
--------------------------------------  ----------  -------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                  27,560         232,513
--------------------------------------  ----------  -------------
NET ASSETS AT DECEMBER 31, 2001         $ 119,131   $     240,586
======================================  ==========  =============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                                           JANUS
                                                    FIDELITY                   JANUS       ASPEN           JANUS
                                        FIDELITY    VIP III        JANUS       ASPEN       SERIES          ASPEN
                                        VIP II      GROWTH         ASPEN       SERIES      AGGRESSIVE      SERIES
                                        INVESTMENT  OPPORTUNITIES  SERIES      WORLDWIDE   GROWTH          BALANCED
                                        GRADE BOND  SERVICE CLASS  BALANCED    GROWTH      SERVICE SHARES  SERVICE SHARES
                                        SUBACCOUNT  SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT      SUBACCOUNT
-------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $     (13)  $       --     $      --   $      --   $      --       $      --
  - Net realized gain (loss) on
     investments                                5           --            --          --          --              --
  - Net change in unrealized
     appreciation or depreciation on
     investments                              (56)          --            --          --          --              --
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (64)          --            --          --          --              --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                  29,161           --            --          --          --              --
  - Participant withdrawals                (6,084)          --            --          --          --              --
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                  23,077           --            --          --          --              --
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
TOTAL INCREASE IN NET ASSETS               23,013           --            --          --          --              --
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET ASSETS AT DECEMBER 31, 1999            23,013           --            --          --          --              --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)            4,453           (3)          155          50          --              --
  - Net realized gain (loss) on
     investments                             (884)         (15)          (17)        (38)         --              --
  - Net change in unrealized
     appreciation or depreciation on
     investments                            8,810         (138)          (86)       (485)         --              --
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               12,379         (156)           52        (473)         --              --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                 142,791        3,029        21,401      49,107          --              --
  - Participant withdrawals               (27,664)        (334)       (1,358)     (1,943)         --              --
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                 115,127        2,695        20,043      47,164          --              --
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
TOTAL INCREASE IN NET ASSETS              127,506        2,539        20,095      46,691          --              --
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2000           150,519        2,539        20,095      46,691          --              --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)            6,649          (79)        4,319         (88)         (2)             23
  - Net realized gain (loss) on
     investments                            2,814         (245)       (1,655)    (16,837)          6               1
  - Net change in unrealized
     appreciation or depreciation on
     investments                            4,114         (880)       (2,359)     (6,257)         66               6
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               13,577       (1,204)          305     (23,182)         70              30
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                 106,782       27,622       273,672     283,363       3,692           3,080
  - Participant withdrawals               (38,963)      (5,187)      (56,532)    (52,447)       (768)           (152)
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS        67,819       22,435       217,140     230,916       2,924           2,928
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                  81,396       21,231       217,445     207,734       2,994           2,958
--------------------------------------  ----------  -------------  ----------  ----------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2001         $ 231,915   $   23,770     $ 237,540   $ 254,425   $   2,994       $   2,958
======================================  ==========  =============  ==========  ==========  ==============  ==============

                                        JANUS           JANUS
                                        ASPEN           ASPEN
                                        SERIES          SERIES
                                        GLOBAL          WORLDWIDE
                                        TECHNOLOGY      GROWTH
                                        SERVICE SHARES  SERVICE SHARES
                                        SUBACCOUNT      SUBACCOUNT
--------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $        --     $           --
  - Net realized gain (loss) on
     investments                                 --                 --
  - Net change in unrealized
     appreciation or depreciation on
     investments                                 --                 --
--------------------------------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     --                 --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                        --                 --
  - Participant withdrawals                      --                 --
--------------------------------------  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                        --                 --
--------------------------------------  --------------  --------------
TOTAL INCREASE IN NET ASSETS                     --                 --
--------------------------------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 1999                  --                 --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                147                 --
  - Net realized gain (loss) on
     investments                                 (9)                --
  - Net change in unrealized
     appreciation or depreciation on
     investments                             (1,550)                --
--------------------------------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 (1,412)                --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    29,393                 --
  - Participant withdrawals                  (1,102)                --
--------------------------------------  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                    28,291                 --
--------------------------------------  --------------  --------------
TOTAL INCREASE IN NET ASSETS                 26,879                 --
--------------------------------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2000              26,879                 --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                (17)                --
  - Net realized gain (loss) on
     investments                             (4,671)                 2
  - Net change in unrealized
     appreciation or depreciation on
     investments                            (20,305)                72
--------------------------------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                (24,993)                74
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    74,305              2,151
  - Participant withdrawals                 (16,552)              (156)
--------------------------------------  --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS          57,753              1,995
--------------------------------------  --------------  --------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                    32,760              2,069
--------------------------------------  --------------  --------------
NET ASSETS AT DECEMBER 31, 2001         $    59,639     $        2,069
======================================  ==============  ==============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                                          LN
                                        LN                      LN            LN          GLOBAL                     LN
                                        AGGRESSIVE  LN          CAPITAL       EQUITY-     ASSET       LN             MONEY
                                        GROWTH      BOND        APPRECIATION  INCOME      ALLOCATION  INTERNATIONAL  MARKET
                                        SUBACCOUNT  SUBACCOUNT  SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $    --     $      --   $     --      $     --    $     --    $      --      $        3,543
  - Net realized gain (loss) on
     investments                             --            --         --            --          --           --                  --
  - Net change in unrealized
     appreciation or depreciation on
     investments                             --            --         --            --          --           --                  --
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 --            --         --            --          --           --               3,543
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    --            --         --            --          --           --           1,255,833
  - Participant withdrawals                  --            --         --            --          --           --            (395,802)
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                    --            --         --            --          --           --             860,031
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
TOTAL INCREASE IN NET ASSETS                 --            --         --            --          --           --             863,574
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER 31, 1999              --            --         --            --          --           --             863,574
CHANGES FROM OPERATIONS:
  - Net investment income (loss)             --           100         (2)            5          (2)          --              45,627
  - Net realized gain (loss) on
     investments                             --            --        (10)            2          (4)          --                  --
  - Net change in unrealized
     appreciation or depreciation on
     investments                             --           122       (226)           52         (58)          --                  --
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 --           222       (238)           59         (64)          --              45,627
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    --        23,443      1,541         1,008       1,008           --           3,768,762
  - Participant withdrawals                  --        (1,240)      (190)         (124)       (118)          --          (3,122,540)
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                    --        22,203      1,351           884         890           --             646,222
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
TOTAL INCREASE IN NET ASSETS                 --        22,425      1,113           943         826           --             691,849
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2000              --        22,425      1,113           943         826           --           1,555,423
CHANGES FROM OPERATIONS:
  - Net investment income (loss)             (1)       12,657        156           287         234            8              47,898
  - Net realized gain (loss) on
     investments                              3           591       (248)         (154)        (24)           1                  --
  - Net change in unrealized
     appreciation or depreciation on
     investments                            112          (982)      (633)         (297)      1,558           32                  --
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                114        12,266       (725)         (164)      1,768           41              47,898
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                 1,000       374,741      6,018        10,499      23,787        1,000           3,754,803
  - Participant withdrawals                (158)      (76,437)      (717)       (1,477)       (812)        (154)         (2,879,300)
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS         842       298,304      5,301         9,022      22,975          846             875,503
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                   956       310,570      4,576         8,858      24,743          887             923,401
--------------------------------------  ----------  ----------  ------------  ----------  ----------  -------------  --------------
NET ASSETS AT DECEMBER 31, 2001         $   956     $ 332,995   $  5,689      $  9,801    $ 25,569    $     887      $    2,478,824
======================================  ==========  ==========  ============  ==========  ==========  =============  ==============


                                        LN
                                        SOCIAL
                                        AWARENESS
                                        SUBACCOUNT
--------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $       --
  - Net realized gain (loss) on
     investments                                --
  - Net change in unrealized
     appreciation or depreciation on
     investments                                --
--------------------------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                       --
  - Participant withdrawals                     --
--------------------------------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                       --
--------------------------------------  ----------
TOTAL INCREASE IN NET ASSETS                    --
--------------------------------------  ----------
NET ASSETS AT DECEMBER 31, 1999                 --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)                 3
  - Net realized gain (loss) on
     investments                                (6)
  - Net change in unrealized
     appreciation or depreciation on
     investments                              (128)
--------------------------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (131)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    1,008
  - Participant withdrawals                   (116)
--------------------------------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                      892
--------------------------------------  ----------
TOTAL INCREASE IN NET ASSETS                   761
--------------------------------------  ----------
NET ASSETS AT DECEMBER 31, 2000                761
CHANGES FROM OPERATIONS:
  - Net investment income (loss)             1,089
  - Net realized gain (loss) on
     investments                            (1,140)
  - Net change in unrealized
     appreciation or depreciation on
     investments                              (604)
--------------------------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  (655)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                    6,844
  - Participant withdrawals                 (1,360)
--------------------------------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS          5,484
--------------------------------------  ----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                    4,829
--------------------------------------  ----------
NET ASSETS AT DECEMBER 31, 2001         $    5,590
======================================  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                                                                                     OCC
                              MFS VIT        MFS VIT     MFS VIT                 NB AMT                              ACCUMULATION
                              CAPITAL        EMERGING    TOTAL       MFS VIT     MID-CAP     NB AMT      NB AMT      GLOBAL
                              OPPORTUNITIES  GROWTH      RETURN      UTILITIES   GROWTH      PARTNERS    REGENCY     EQUITY
                              SUBACCOUNT     SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                   $      --      $     (45)  $      (8)  $      (8)  $      --   $     --    $    --     $      1,119
  - Net realized gain (loss)
     on investments                  --          2,307          (1)          8          --         --         --                5
  - Net change in unrealized
     appreciation or
     depreciation on
     investments                     --          6,675          50         604          --         --         --             (772)
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                        --          8,937          41         604          --         --         --              352
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases            --         25,098       5,599       7,414          --         --         --            9,006
  - Participant withdrawals          --         (1,965)       (648)       (373)         --         --         --           (1,826)
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                      --         23,133       4,951       7,041          --         --         --            7,180
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
TOTAL INCREASE IN NET ASSETS         --         32,070       4,992       7,645          --         --         --            7,532
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET ASSETS AT DECEMBER 31,
   1999                              --         32,070       4,992       7,645          --         --         --            7,532
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                          --          9,723       1,337      12,826          (9)        (2)        --            6,872
  - Net realized gain (loss)
     on investments                  --         (2,561)        595      (2,200)         (4)        (3)        --             (465)
  - Net change in unrealized
     appreciation or
     depreciation on
     investments                     --        (93,021)      4,407     (13,181)        366        (36)        --           (1,543)
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                        --        (85,859)      6,339      (2,555)        353        (41)        --            4,864
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases            --        505,200      38,216     299,112      17,141      1,008         --           81,347
  - Participant withdrawals          --        (67,965)     (6,766)    (51,369)       (977)      (119)        --          (11,938)
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM UNIT
   TRANSACTIONS                      --        437,235      31,450     247,743      16,164        889         --           69,409
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
TOTAL INCREASE IN NET ASSETS         --        351,376      37,789     245,188      16,517        848         --           74,273
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET ASSETS AT DECEMBER 31,
   2000                              --        383,446      42,781     252,833      16,517        848         --           81,805
CHANGES FROM OPERATIONS:
  - Net investment income
     (loss)                          (1)        21,676       3,536      32,813        (799)       311         (1)             192
  - Net realized gain (loss)
     on investments                   2        (47,232)        290     (17,296)       (323)      (197)         2           (2,655)
  - Net change in unrealized
     appreciation or
     depreciation on
     investments                     84       (127,677)     (2,202)   (100,196)         83        503         87           (9,974)
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   OPERATIONS                        85       (153,233)      1,624     (84,679)     (1,039)       617         88          (12,437)
CHANGE FROM UNIT
   TRANSACTIONS:
  - Participant purchases         1,000        363,524     199,879     263,939     245,056     58,172      1,000           31,444
  - Participant withdrawals        (156)      (101,989)    (38,739)    (77,251)    (53,226)    (6,655)      (155)         (18,503)
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING FROM
   UNIT TRANSACTIONS                844        261,535     161,140     186,688     191,830     51,517        845           12,941
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
TOTAL INCREASE (DECREASE) IN
   NET ASSETS                       929        108,302     162,764     102,009     190,791     52,134        933              504
----------------------------  -------------  ----------  ----------  ----------  ----------  ----------  ----------  ------------
NET ASSETS AT DECEMBER 31,
   2001                       $     929      $ 491,748   $ 205,545   $ 354,842   $ 207,308   $ 52,982    $   933     $     82,309
============================  =============  ==========  ==========  ==========  ==========  ==========  ==========  ============

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
PERIOD FROM MAY 18, 1999 (INCEPTION) TO DECEMBER 31, 1999 AND THE YEARS ENDED DECEMBER 31, 2000 AND 2001

                                                      PUTNAM VT   PUTNAM VT                              TEMPLETON
                                        OCC           GROWTH AND  HEALTH      TEMPLETON   TEMPLETON      INTERNATIONAL  TEMPLETON
                                        ACCUMULATION  INCOME      SCIENCES    ASSET       INTERNATIONAL  SECURITIES     GROWTH
                                        MANAGED       CLASS IB    CLASS IB    STRATEGY    SECURITIES     CLASS 2        SECURITIES
                                        SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $     (23)    $    --     $      --   $     (6)   $       (21)   $       --     $    (17)
  - Net realized gain (loss) on
     investments                               (3)         --            --          2             91            --           13
  - Net change in unrealized
     appreciation or depreciation on
     investments                              164          --            --        231          1,441            --        1,617
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  138          --            --        227          1,511            --        1,613
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                  37,381          --            --      3,939         24,119            --       28,860
  - Participant withdrawals                (2,372)         --            --       (151)        (3,136)           --       (1,976)
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                  35,009          --            --      3,788         20,983            --       26,884
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
TOTAL INCREASE IN NET ASSETS               35,147          --            --      4,015         22,494            --       28,497
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET ASSETS AT DECEMBER 31, 1999            35,147          --            --      4,015         22,494            --       28,497
CHANGES FROM OPERATIONS:
  - Net investment income (loss)            3,937          --            --        965          7,044            (5)       6,413
  - Net realized gain (loss) on
     investments                           (3,360)         --            --       (134)        (2,037)           (5)      (4,353)
  - Net change in unrealized
     appreciation or depreciation on
     investments                            3,218          --            --     (1,081)        (6,509)          339          124
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                3,795          --            --       (250)        (1,502)          329        2,184
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                  33,597          --            --     18,762        172,270        12,088       33,502
  - Participant withdrawals               (17,602)         --            --     (2,363)       (24,996)         (954)     (13,169)
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                  15,995          --            --     16,399        147,274        11,134       20,333
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
TOTAL INCREASE IN NET ASSETS               19,790          --            --     16,149        145,772        11,463       22,517
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET ASSETS AT DECEMBER 31, 2000            54,937          --            --     20,164        168,266        11,463       51,014
CHANGES FROM OPERATIONS:
  - Net investment income (loss)              810          (1)           (1)     2,013         44,812         6,329       11,631
  - Net realized gain (loss) on
     investments                            1,010           1             1       (540)       (13,388)         (821)      (3,458)
  - Net change in unrealized
     appreciation or depreciation on
     investments                           (3,798)         49             3     (3,688)       (62,625)       (9,191)      (9,013)
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               (1,978)         49             3     (2,215)       (31,201)       (3,683)        (840)
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                   9,471       1,126         1,000     11,413        102,330        56,138       14,040
  - Participant withdrawals               (20,513)       (153)         (152)    (4,546)       (55,936)       (8,132)     (10,218)
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS       (11,042)        973           848      6,867         46,394        48,006        3,822
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                 (13,020)      1,022           851      4,652         15,193        44,323        2,982
--------------------------------------  ------------  ----------  ---------   ----------  -------------  -------------  ----------
NET ASSETS AT DECEMBER 31, 2001         $  41,917     $ 1,022     $     851   $ 24,816    $   183,459    $   55,786     $ 53,996
======================================  ============  ==========  =========   ==========  =============  =============  ==========

                                        TEMPLETON
                                        GROWTH
                                        SECURITIES  FRANKLIN
                                        CLASS 2     SMALL CAP
                                        SUBACCOUNT  SUBACCOUNT
--------------------------------------
CHANGES FROM OPERATIONS:
  - Net investment income (loss)        $     --    $       --
  - Net realized gain (loss) on
     investments                              --            --
  - Net change in unrealized
     appreciation or depreciation on
     investments                              --            --
--------------------------------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                  --            --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                     --            --
  - Participant withdrawals                   --            --
--------------------------------------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                     --            --
--------------------------------------  ----------  ----------
TOTAL INCREASE IN NET ASSETS                  --            --
--------------------------------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 1999               --            --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)              (3)           --
  - Net realized gain (loss) on
     investments                              (2)           --
  - Net change in unrealized
     appreciation or depreciation on
     investments                             214            --
--------------------------------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 209            --
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                 10,683            --
  - Participant withdrawals                 (178)           --
--------------------------------------  ----------  ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                 10,505            --
--------------------------------------  ----------  ----------
TOTAL INCREASE IN NET ASSETS              10,714            --
--------------------------------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2000           10,714            --
CHANGES FROM OPERATIONS:
  - Net investment income (loss)           4,899            (1)
  - Net realized gain (loss) on
     investments                            (219)            3
  - Net change in unrealized
     appreciation or depreciation on
     investments                          (3,674)          113
--------------------------------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS               1,006           115
CHANGE FROM UNIT TRANSACTIONS:
  - Participant purchases                 38,159         1,000
  - Participant withdrawals               (2,931)         (157)
--------------------------------------  ----------  ----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM UNIT TRANSACTIONS       35,228           843
--------------------------------------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET
   ASSETS                                 36,234           958
--------------------------------------  ----------  ----------
NET ASSETS AT DECEMBER 31, 2001         $ 46,948    $      958
======================================  ==========  ==========

See accompanying notes.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS
1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION
   THE VARIABLE ACCOUNT: Lincoln Life & Annuity Flexible Premium Variable Life Account M (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (LNY) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on May 18, 1999, are part of the operations of LNY. The Variable Account consists of four products that are listed below:

      -  VUL I
      -  VUL-CV
      -  VUL-DB
      -  VUL-DB Elite

   The assets of the Variable Account are owned by LNY. The portion of the Variable Account's assets supporting the variable life policies may not be used to satisfy liabilities arising from any other business of LNY.

   BASIS OF PRESENTATION: The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

   INVESTMENTS: The assets of the Variable Account are divided into variable subaccounts each of which is invested in shares of one of sixty five mutual funds (the Funds) of sixteen diversified open-end management investment companies, each Fund with its own investment objective. The Funds are:

   AIM Variable Insurance Funds (AIM V.I.):
     AIM V.I. Capital Appreciation Fund (Series 1)
     AIM V.I. Diversified Income Fund (Series 1)
     AIM V.I. Growth Fund (Series 1)
     AIM V.I. International Equity Fund (Series 1)
     AIM V.I. Value Fund (Series 1)

   American Funds Insurance Series (AFIS):
     AFIS Growth Fund (Class 2)
     AFIS Growth -- Income Fund (Class 2)
     AFIS Global Small Capitlization Fund (Class 2)
     AFIS International Fund (Class 2)

   Alliance Variable Products Series Fund (AVPSF):
     AVPSF Premier Growth Portfolio (Class A)
     AVPSF Growth and Income Portfolio (Class A)
     AVPSF AllianceBernstein Small Cap Value Portfolio (Class A)
     AVPSF Technology Portfolio (Class A)

   Baron Capital Funds Trust:
     Baron Capital Asset Fund Insurance Shares

   Deutsche Asset Management VIT Funds Trust (Deutsche VIT):
     Deutsche VIT EAFE Equity Index Fund
     Deutsche VIT Equity 500 Index Fund
     Deutsche VIT Small Cap Index Fund

   Delaware Group Premium Fund (DGPF):
     DGPF High Yield Series (Standard Class)
     DGPF Devon Series (Standard Class)
     DGPF Emerging Markets Series (Standard Class)
     DGPF Growth and Income Series (Standard Class)
     DGPF REIT Series (Standard Class)
     DGPF Small Cap Value Series (Standard Class)
     DGPF Trend Series (Standard Class)
     DGPF U.S. Growth Series (Standard Class)

   Fidelity Variable Insurance Products Fund (Fidelity VIP):
     Fidelity VIP Equity-Income Portfolio
     Fidelity VIP Equity-Income Portfolio (Service Class)
     Fidelity VIP Growth Portfolio (Service Class)
     Fidelity VIP High Income Portfolio (Service Class)
     Fidelity VIP Overseas Portfolio (Service Class)

   Fidelity Variable Insurance Products Fund II (Fidelity VIP II):
     Fidelity VIP II Asset Manager Portfolio
     Fidelity VIP II Contrafund Portfolio (Service Class)
     Fidelity VIP II Investment Grade Bond Portfolio

   Fidelity Variable Insurance Products Fund III (Fidelity VIP III):
     Fidelity VIP III Growth Opportunities Portfolio (Service Class)

   Janus Aspen Series:
     Janus Aspen Series Balanced Portfolio
     Janus Aspen Series Worldwide Growth Portfolio
     Janus Aspen Series Aggressive Growth Portfolio (Service Shares) Janus Aspen Series Balanced Portfolio (Service Shares)
     Janus Aspen Series Global Technology Portfolio (Service Shares) Janus Aspen Series Worldwide Growth Portfolio (Service Shares)

   Lincoln National (LN):
     LN Aggressive Growth Fund, Inc.
     LN Bond Fund, Inc.
     LN Capital Appreciation Fund, Inc.
     LN Equity-Income Fund, Inc.
     LN Global Asset Allocation Fund, Inc.
     LN International Fund, Inc.
     LN Money Market Fund, Inc.
     LN Social Awareness Fund, Inc.

   MFS Variable Insurance Trust (MFS VIT):
     MFS VIT Capital Opportunities Series (Initial Class)
     MFS VIT Emerging Growth Series (Initial Class)
     MFS VIT Total Return Series (Initial Class)
     MFS VIT Utilities Series (Initial Class)

   Neuberger Berman Advisers Management Trust (NB AMT):
     NB AMT Mid-Cap Growth Portfolio
     NB AMT Partners Portfolio
     NB AMT Regency Portfolio

   OCC Accumulation Trust (OCC Accumulation):
     OCC Accumulation Global Equity Portfolio
     OCC Accumulation Managed Portfolio

   Putnam Variable Trust (Putnam VT):
     Putnam VT Growth and Income Fund (Class IB)
     Putnam VT Health Sciences Fund (Class IB)

   Franklin Templeton Variable Insurance Products Trust:
     Templeton Asset Strategy Fund (Class 1)
     Templeton International Securities Fund (Class 1)
     Templeton International Securities Fund (Class 2)
     Templeton Growth Securities Fund (Class 1)
     Templeton Growth Securities Fund (Class 2)
     Franklin Small Cap Fund (Class 1)

   Investments in the Funds are stated at the closing net asset value per share on December 31, 2001, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

   Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION (CONTINUED)
   DIVIDENDS: Dividends paid to the Variable Account are automatically reinvested in shares of the variable subaccounts on the payable date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES: Operations of the Variable Account form a part of and are taxed with operations of LNY, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATE
   Amounts are paid to LNY for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The rates are as follows for the four policy types within the Variable Account:

      - VUL I -- annual rate of .80% for policy years one through twelve and .55% thereafter.
      - VUL-CV -- annual rate of .75% for policy years one through ten, .35% for policy years eleven through twenty and .20% thereafter.
      - VUL-DB -- annual rate of .90% for policy years one through nineteen and .20% thereafter.
      - VUL-DB Elite -- annual rate of .90% for policy years one through nineteen and .20% thereafter.

   Prior to the allocation of premiums to the Variable Account, LNY deducts a premium load of 5% of each premium payment to cover state taxes and federal income tax liabilities. The premium loads for the years ended December 31, 2001 and 2000 and the period ended December 31, 1999 amounted to $392,911, $298,656 and $75,563, respectively.

   LNY charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports. Administrative fees for the years ended December 31, 2001 and 2000 and for the period ended December 31, 1999 totaled $50,843, $25,595 and $3,078, respectively.

   LNY assumes responsibility for providing the insurance benefits included in the policy. LNY charges a monthly deduction of the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately for the value of each variable subaccount and/ or fixed account funding options. The fixed account is part of the general account of LNY and is not included in these financial statements. The cost of insurance charges for the years ended December 31, 2001 and 2000 and for the period ended December 31, 1999 amounted to $1,658,658, $899,323 and $106,667, respectively.

   Under certain circumstances, LNY reserves the right to charge a transfer fee of up to $25 for transfers between variable subaccounts. For the years ended December 31, 2001 and 2000 and the period ended December 31, 1999, no transfer fees were deducted from the variable subaccounts.

   LNY, upon full surrender of a policy, may assess a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable subaccounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. For the years ended December 31, 2001 and 2000, surrender charges or partial surrender administrative charges totaled $230,649 and $25. No such charges were paid to LNY in 1999.

3. CONDENSED FINANCIAL INFORMATION
   A summary of the unit values, units outstanding, net assets and total return, and investment income ratios for variable life contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annnualized contract expenses of the separate account, consisting primarily of mortality and expense charges and do not include contract charges deducted directly from policy account values.

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(3)  INCOME RATIO(4)
----------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL
   APPRECIATION                                                                                      7.53%
    VUL I (.80% Fee Rate)  $    12.24  $        9.31       24,186  $   225,282   -23.89%
AIM V.I. DIVERSIFIED
   INCOME                                                                                            8.03%
    VUL I (.80% Fee Rate)        9.81          10.08       15,529      156,579     2.77%
AIM V.I. GROWTH                                                                                      0.27%
    VUL I (.80% Fee Rate)        9.84           6.45       68,921      444,855   -34.41%
    VUL-CV (.75% Fee
       Rate)                     6.97           4.57       42,361      193,683   -34.38%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.70        1,351       11,758   -12.98%

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(3)  INCOME RATIO(4)
----------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL
   EQUITY                                                                                            0.53%
    VUL-CV (.75% Fee
       Rate)               $     7.95  $        6.03        1,653  $     9,972   -24.11%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.63          626        5,405   -13.71%
AIM V.I. VALUE                                                                                       0.15%
    VUL I (.80% Fee Rate)       10.03           8.70       65,868      573,168   -13.26%
    VUL-CV (.75% Fee
       Rate)                     8.20           7.12       79,433      565,269   -13.22%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.98        5,823       52,307   -10.17%
AFIS GROWTH CLASS 2                                                                                  0.34%
    VUL-CV (.75% Fee
       Rate)                     8.40           6.83       33,987      232,040   -18.76%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.70       10,085       87,787   -12.96%
AFIS GROWTH -- INCOME
   CLASS 2                                                                                           1.78%
    VUL-CV (.75% Fee
       Rate)                    10.09          10.27       24,314      249,640     1.79%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.76        5,581       54,448    -2.45%
AFIS GLOBAL SMALL
   CAPITALIZATION
   CLASS 2                                                                                           0.82%
    VUL-CV (.75% Fee
       Rate)                     7.87           6.81        4,847       33,011   -13.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.15          337        3,081    -8.46%
AFIS INTERNATIONAL
   CLASS 2                                                                                              --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.41           89          925     4.11%
AVPSF PREMIER GROWTH                                                                                    --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.87          277        3,013     8.67%
AVPSF GROWTH AND INCOME                                                                                 --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.44           85          887     4.38%
AVPSF ALLIANCEBERNSTEIN
   SMALL CAP VALUE                                                                                      --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.36           85          965    13.58%
AVPSF TECHNOLOGY                                                                                        --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.55           85          981    15.52%
BARON CAPITAL ASSET
   INSURANCE SHARES                                                                                     --
    VUL-CV (.75% Fee
       Rate)                     9.04          10.08        4,961       50,012    11.50%
    VUL-DB (.90% Fee
       Rate) (1)                10.00          10.60          518        5,494     6.01%
DEUTSCHE VIT EAFE EQUITY
   INDEX                                                                                                --
    VUL-CV (.75% Fee
       Rate)                     8.92           6.67        1,770       11,804   -25.27%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.27           90          744   -17.25%
DEUTSCHE VIT EQUITY 500
   INDEX                                                                                             1.16%
    VUL I (.80% Fee Rate)        9.92           8.64       66,082      571,139   -12.88%
    VUL-CV (.75% Fee
       Rate)                     8.69           7.57       39,141      296,363   -12.84%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.16        3,906       35,767    -8.42%
DEUTSCHE VIT SMALL CAP
   INDEX                                                                                             1.11%
    VUL-CV (.75% Fee
       Rate)                     8.93           9.05       13,135      118,850     1.29%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.00        1,482       14,811    -0.03%
DGPF HIGH YIELD                                                                                      3.69%
    VUL-CV (.75% Fee
       Rate)                     9.08           8.64        3,722       32,172    -4.82%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.93        1,384       13,738    -0.74%
DGPF DEVON                                                                                           0.42%
    VUL-CV (.75% Fee
       Rate)                     8.64           7.79           68          528    -9.83%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.15           90          824    -8.51%
DGPF EMERGING MARKETS                                                                                0.37%
    VUL I (.80% Fee Rate)        9.17           9.58        2,099       20,098     4.44%
    VUL-CV (.75% Fee
       Rate)                     8.24           8.60          821        7,068     4.47%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.71          176        1,704    -2.91%
DGPF GROWTH AND INCOME                                                                                  --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.67           85          906     6.70%
DGPF REIT                                                                                            1.42%
    VUL-CV (.75% Fee
       Rate)                    10.92          11.79        5,789       68,234     7.97%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.95          348        3,815     9.54%
DGPF SMALL CAP VALUE                                                                                 0.77%
    VUL I (.80% Fee Rate)       11.09          12.30        7,875       96,888    10.95%
    VUL-CV (.75% Fee
       Rate)                    10.78          11.97        4,100       49,071    11.01%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.54          723        7,625     5.43%
DGPF TREND                                                                                              --
    VUL I (.80% Fee Rate)       14.39          12.09       12,588      152,147   -16.01%
    VUL-CV (.75% Fee
       Rate)                     7.27           6.11       19,859      121,256   -15.97%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.76          138        1,344    -2.41%
DGPF U.S. GROWTH                                                                                        --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.75           85          913     7.50%
FIDELITY VIP
   EQUITY-INCOME                                                                                     1.65%
    VUL I (.80% Fee Rate)       10.34           9.75       30,960      301,861    -5.71%
FIDELITY VIP
   EQUITY-INCOME SERVICE
   CLASS                                                                                                --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.68           85          908     6.83%
FIDELITY VIP GROWTH
   SERVICE CLASS                                                                                     5.01%
    VUL-CV (.75% Fee
       Rate)                     8.01           6.54        7,605       49,744   -18.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.82          580        5,115   -11.77%

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(3)  INCOME RATIO(4)
----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME
   SERVICE CLASS                                                                                     1.93%
    VUL-CV (.75% Fee
       Rate)               $     8.28  $        7.24        4,269  $    30,903   -12.55%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           8.90          388        3,449   -11.03%
FIDELITY VIP OVERSEAS
   SERVICE CLASS                                                                                        --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.30           88          910     2.98%
FIDELITY VIP II ASSET
   MANAGER                                                                                           3.50%
    VUL I (.80% Fee Rate)       10.26           9.76       12,204      119,131    -4.85%
FIDELITY VIP II
   CONTRAFUND SERVICE
   CLASS                                                                                             0.07%
    VUL-CV (.75% Fee
       Rate)                     9.08           7.90       29,596      233,678   -13.02%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.59          720        6,908    -4.12%
FIDELITY VIP II
   INVESTMENT GRADE BOND                                                                             4.28%
    VUL I (.80% Fee Rate)       10.98          11.81       19,631      231,915     7.60%
FIDELITY VIP III GROWTH
   OPPORTUNITIES SERVICE
   CLASS                                                                                             0.07%
    VUL-CV (.75% Fee
       Rate)                     8.23           6.99        3,267       22,837   -15.08%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.24          101          933    -7.59%
JANUS ASPEN
   SERIES BALANCED                                                                                   3.55%
    VUL-CV (.75% Fee
       Rate)                     9.43           8.92       25,237      225,234    -5.38%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.67        1,273       12,306    -3.34%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH                                                                                            0.70%
    VUL-CV (.75% Fee
       Rate)                     7.89           6.08       39,216      238,343   -23.02%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           8.47        1,899       16,082   -15.32%
JANUS ASPEN
   SERIES AGGRESSIVE
   GROWTH SERVICE SHARES                                                                                --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.58          283        2,994     5.84%
JANUS ASPEN
   SERIES BALANCED
   SERVICE SHARES                                                                                    2.36%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.18          290        2,958     1.85%
JANUS ASPEN
   SERIES GLOBAL
   TECHNOLOGY SERVICE
   SHARES                                                                                            0.72%
    VUL-CV (.75% Fee
       Rate)                     6.28           3.90       15,027       58,677   -37.79%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           7.62          126          962   -23.83%
JANUS ASPEN
   SERIES WORLDWIDE
   GROWTH SERVICE SHARES                                                                             0.10%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.73          193        2,069     7.26%
LN AGGRESSIVE GROWTH                                                                                    --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.25           85          956    12.54%
LN BOND                                                                                              7.30%
    VUL-CV (.75% Fee
       Rate)                    10.46          11.34       27,628      313,226     8.34%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.48        1,887       19,769     4.78%
LN CAPITAL APPRECIATION                                                                                 --
    VUL-CV (.75% Fee
       Rate)                     7.66           5.63          864        4,866   -26.45%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           7.92          104          823   -20.77%
LN EQUITY-INCOME                                                                                     1.98%
    VUL-CV (.75% Fee
       Rate)                    10.64           9.78          915        8,951    -8.05%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.45           90          850    -5.53%
LN GLOBAL ASSET
   ALLOCATION                                                                                        1.25%
    VUL-CV (.75% Fee
       Rate)                     9.32           8.53        2,896       24,710    -8.47%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.55           90          859    -4.53%
LN INTERNATIONAL                                                                                     0.99%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.44           85          887     4.41%
LN MONEY MARKET                                                                                      3.71%
    VUL I (.80% Fee Rate)       10.78          11.13      110,260    1,226,712     3.19%
    VUL-CV (.75% Fee
       Rate)                    10.20          10.53      103,069    1,085,107     3.24%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00          10.15       16,452      167,005     1.51%
LN SOCIAL AWARENESS                                                                                  0.56%
    VUL-CV (.75% Fee
       Rate)                     8.59           7.71          617        4,757   -10.23%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.26           90          833    -7.35%
MFS VIT CAPITAL
   OPPORTUNITIES                                                                                        --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.94           85          929     9.38%
MFS VIT EMERGING GROWTH                                                                                 --
    VUL I (.80% Fee Rate)       13.16           8.68       31,602      274,325   -34.02%
    VUL-CV (.75% Fee
       Rate)                     7.52           4.96       41,555      206,315   -33.98%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.34        1,332       11,108   -16.62%
MFS VIT TOTAL RETURN                                                                                 1.59%
    VUL I (.80% Fee Rate)       11.32          11.26        4,148       46,699    -0.55%
    VUL-CV (.75% Fee
       Rate)                    10.61          10.56       13,009      137,384    -0.50%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           9.86        2,176       21,462    -1.37%
MFS VIT UTILITIES                                                                                    3.20%
    VUL I (.80% Fee Rate)       12.92           9.72       20,410      198,325   -24.81%
    VUL-CV (.75% Fee
       Rate)                     9.62           7.23       19,970      144,454   -24.77%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           7.72        1,563       12,063   -22.83%
NB AMT MID-CAP GROWTH                                                                                   --
    VUL-CV (.75% Fee
       Rate)                     7.39           5.53       26,658      147,342   -25.20%
    VUL-DB and VUL-DB
       Elite (.90% Fee
       Rate) (1)                10.00           8.73        6,868       59,966   -12.68%

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                           UNIT VALUE
                           BEGINNING   UNIT VALUE     UNITS                     TOTAL      INVESTMENT
SUBACCOUNT                 OF PERIOD   END OF PERIOD  OUTSTANDING  NET ASSETS   RETURN(3)  INCOME RATIO(4)
----------------------------------------------------------------------------------------------------------
NB AMT PARTNERS                                                                                      0.18%
    VUL-CV (.75% Fee
       Rate)               $     9.57  $        9.23        5,645  $    52,115    -3.56%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.64           90          867    -3.57%
NB AMT REGENCY                                                                                          --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.98           85          933     9.77%
OCC ACCUMULATION GLOBAL
   EQUITY                                                                                               --
    VUL I (.80% Fee Rate)       11.83          10.11        8,141       82,309   -14.51%
OCC ACCUMULATION MANAGED                                                                             2.58%
    VUL I (.80% Fee Rate)       10.61          10.01        4,189       41,917    -5.67%
PUTNAM VT GROWTH AND
   INCOME CLASS IB                                                                                      --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.52           97        1,022     5.24%
PUTNAM VT HEALTH SCIENCES
   CLASS IB                                                                                             --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.02           85          851     0.19%
TEMPLETON ASSET STRATEGY                                                                             1.34%
    VUL I (.80% Fee Rate)       11.00           9.85        2,519       24,816   -10.44%
TEMPLETON INTERNATIONAL
   SECURITIES                                                                                        3.08%
    VUL I (.80% Fee Rate)       10.95           9.15       20,045      183,459   -16.42%
TEMPLETON INTERNATIONAL
   SECURITIES CLASS 2                                                                                2.46%
    VUL-CV (.75% Fee
       Rate)                     9.66           8.06        6,631       53,430   -16.62%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           8.86          266        2,356   -11.44%
TEMPLETON GROWTH
   SECURITIES                                                                                        2.19%
    VUL I (.80% Fee Rate)       12.31          12.09        4,295       51,935    -1.77%
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          10.64          194        2,061     6.38%
TEMPLETON GROWTH
   SECURITIES CLASS 2                                                                                1.75%
    VUL-CV (.75% Fee
       Rate)                    10.15           9.94        4,604       45,759    -2.05%
    VUL-DB (.90% Fee
       Rate) (1)                10.00           9.77          122        1,189    -2.31%
FRANKLIN SMALL CAP                                                                                      --
    VUL-DB Elite (.90%
       Fee Rate) (2)            10.00          11.27           85          958    12.72%

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/9/2001.
(2) Reflects less than a full year of activity. Funds were first received in this option on 10/29/2001.
(3) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(4) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. The investment income ratios are not annualized.

4. PURCHASES AND SALES OF INVESTMENTS

   The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2001.

                                          AGGREGATE  AGGREGATE
                                          COST OF    PROCEEDS
                                          PURCHASES  FROM SALES
---------------------------------------------------------------
AIM V.I. Capital Appreciation Fund        $ 140,388  $  77,777
----------------------------------------
AIM V.I. Diversified Income Fund             78,188     26,960
----------------------------------------
AIM V.I. Growth Fund                        476,188    183,212
----------------------------------------
AIM V.I. International Equity Fund           17,600      2,230
----------------------------------------
AIM V.I. Value Fund                         882,588    304,586
----------------------------------------
AFIS Growth Class 2 Fund                    342,668     30,147
----------------------------------------
AFIS Growth -- Income Class 2 Fund          284,075     25,477
----------------------------------------
AFIS Global Small Capitalization Class 2
   Fund                                      38,897      2,568
----------------------------------------
AFIS International Class 2 Fund                 980         59
----------------------------------------
AVPSF Premier Growth Portfolio                2,994         37
----------------------------------------
AVPSF Growth and Income Portfolio               915         35
----------------------------------------
AVPSF AllianceBernstein Small Cap Value
   Portfolio                                    915         37
----------------------------------------
AVPSF Technology Portfolio                      915         40
----------------------------------------
Baron Capital Asset Insurance Shares
   Fund                                      48,530      8,741
----------------------------------------
Deutsche VIT EAFE Equity Index Fund          13,290        827
----------------------------------------
Deutsche VIT Equity 500 Index Fund          593,529    102,204
----------------------------------------
Deutsche VIT Small Cap Index Fund           143,573     15,933
----------------------------------------
DGPF High Yield Series                       46,888      7,686
----------------------------------------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                          AGGREGATE  AGGREGATE
                                          COST OF    PROCEEDS
                                          PURCHASES  FROM SALES
---------------------------------------------------------------
DGPF Devon Series                         $     956  $     222
----------------------------------------
DGPF Emerging Markets Series                 20,133      7,674
----------------------------------------
DGPF Growth and Income Series                   915         36
----------------------------------------
DGPF REIT Fund                               81,237     18,795
----------------------------------------
DGPF Small Cap Value Series                 109,219     23,873
----------------------------------------
DGPF Trend Series                           182,281     76,049
----------------------------------------
DGPF U.S. Growth Series                         915         36
----------------------------------------
Fidelity VIP Equity-Income Portfolio        117,193    106,499
----------------------------------------
Fidelity VIP Equity-Income Service
   Class Portfolio                              915         36
----------------------------------------
Fidelity VIP Growth Service
   Class Portfolio                           89,418     29,818
----------------------------------------
Fidelity VIP High Income Service
   Class Portfolio                          108,927     74,574
----------------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                              972         56
----------------------------------------
Fidelity VIP II Asset Manager Portfolio      51,950     14,610
----------------------------------------
Fidelity VIP II Contrafund Service
   Class Portfolio                          271,539     40,211
----------------------------------------
Fidelity VIP II Investment Grade Bond
   Portfolio                                135,264     60,791
----------------------------------------
Fidelity VIP III Growth Opportunities
   Service Class Portfolio                   22,120      3,027
----------------------------------------
Janus Aspen Series Balanced Portfolio       322,107    100,634
----------------------------------------
Janus Aspen Series Worldwide Growth
   Portfolio                                353,612    122,771
----------------------------------------
Janus Aspen Series Aggressive Growth
   Service Shares Portfolio                   3,124        167
----------------------------------------
Janus Aspen Series Balanced Service
   Shares Portfolio                           3,020         36
----------------------------------------
Janus Aspen Series Global Technology
   Service Shares Portfolio                  71,542     13,804
----------------------------------------
Janus Aspen Series Worldwide Growth
   Service Shares Portfolio                   1,344         36
----------------------------------------
LN Aggressive Growth Fund                       915         37
----------------------------------------
LN Bond Fund                                340,380     37,592
----------------------------------------
LN Capital Appreciation Fund                  6,422        965
----------------------------------------
LN Equity Income Fund                        11,651      2,341
----------------------------------------
LN Global Asset Allocation Fund              23,911        700
----------------------------------------
LN International Fund                           924         36
----------------------------------------
LN Money Market Account                   3,306,576  2,307,908
----------------------------------------
LN Social Awareness Fund                     10,673      4,100
----------------------------------------
MFS VIT Capital Opportunities Series            915         36
----------------------------------------
MFS VIT Emerging Growth Series              368,119     84,921
----------------------------------------
MFS VIT Total Return Series                 204,918     45,340
----------------------------------------
MFS VIT Utilities Series                    287,507     71,989
----------------------------------------
NB AMT Mid-Cap Growth Portfolio             214,780     24,098
----------------------------------------
NB AMT Partners Portfolio                    60,858      9,027
----------------------------------------
NB AMT Regency Portfolio                        915         35
----------------------------------------
OCC Accumulation Global Equity Portfolio     35,892     22,759
----------------------------------------
OCC Accumulation Managed Portfolio           15,524     25,756
----------------------------------------
Putnam VT Growth and Income Class IB
   Fund                                       1,040         34
----------------------------------------
Putnam VT Health Sciences Class IB Fund         915         35
----------------------------------------
Templeton Asset Strategy Fund                12,618      3,737
----------------------------------------
Templeton International Securities Fund     137,205     45,998
----------------------------------------
Templeton International Securities
   Class 2 Fund                              58,576      4,239
----------------------------------------
Templeton Growth Securities Fund             41,892     27,038
----------------------------------------
Templeton Growth Securities Class 2 Fund     41,966      2,201
----------------------------------------
Franklin Small Cap Fund                         915         36
----------------------------------------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS

   The following is a summary of investments owned at December 31, 2001.

                                             NET
                                SHARES       ASSET  VALUE OF    COST OF
                                OUTSTANDING  VALUE  SHARES      SHARES
--------------------------------------------------------------------------
AIM V.I. Capital Appreciation
   Fund                              10,365  $21.72 $  225,121  $  323,150
------------------------------
AIM V.I. Diversified Income
   Fund                              17,151   9.13     156,589     167,314
------------------------------
AIM V.I. Growth Fund                 39,754  16.37     650,768     960,274
------------------------------
AIM V.I. International Equity
   Fund                               1,031  14.91      15,378      17,252
------------------------------
AIM V.I. Value Fund                  50,854  23.35   1,187,444   1,379,034
------------------------------
AFIS Growth Class 2 Fund              6,891  44.08     303,738     326,114
------------------------------
AFIS Growth -- Income Class 2
   Fund                               9,039  31.58     285,461     291,251
------------------------------
AFIS Global Small
   Capitalization Class 2 Fund        3,094  11.48      35,514      36,794
------------------------------
AFIS International Class 2
   Fund                                  80  11.97         959         922
------------------------------
AVPSF Premier Growth Portfolio          121  25.16       3,049       2,960
------------------------------
AVPSF Growth and Income
   Portfolio                             42  22.16         921         881
------------------------------
AVPSF AllianceBernstein Small
   Cap Value Portfolio                   90  11.18       1,002         881
------------------------------
AVPSF Technology Portfolio               59  17.24       1,019         881
------------------------------
Baron Capital Asset Insurance
   Shares Fund                        2,839  19.30      54,786      50,181
------------------------------
Deutsche VIT EAFE Equity Index
   Fund                               1,496   8.39      12,549      13,257
------------------------------
Deutsche VIT Equity 500 Index
   Fund                              74,770  11.98     895,745     998,970
------------------------------
Deutsche VIT Small Cap Index
   Fund                              12,458  10.73     133,670     129,236
------------------------------
DGPF High Yield Series                8,606   5.23      45,010      44,607
------------------------------
DGPF Devon Series                       126  10.71       1,352       1,580
------------------------------
DGPF Emerging Markets Series          4,421   6.61      29,224      30,587
------------------------------
DGPF Growth and Income Series            58  16.21         941         881
------------------------------
DGPF REIT Fund                        5,923  11.70      69,302      64,283
------------------------------
DGPF Small Cap Value Series           7,846  19.53     153,232     137,372
------------------------------
DGPF Trend Series                    10,894  25.23     274,855     299,196
------------------------------
DGPF U.S. Growth Series                 125   7.60         948         881
------------------------------
Fidelity VIP Equity-Income
   Portfolio                         13,269  22.75     301,881     312,209
------------------------------
Fidelity VIP Equity-Income
   Service Class Portfolio               42  22.67         943         881
------------------------------
Fidelity VIP Growth Service
   Class Portfolio                    1,585  33.48      53,056      56,166
------------------------------
Fidelity VIP High Income
   Service Class Portfolio            5,385   6.38      34,354      33,833
------------------------------
Fidelity VIP Overseas Service
   Class Portfolio                       68  13.83         944         917
------------------------------
Fidelity VIP II Asset Manager
   Portfolio                          8,211  14.51     119,139     132,533
------------------------------
Fidelity VIP II Contrafund
   Service Class Portfolio           11,994  20.06     240,601     238,882
------------------------------
Fidelity VIP II Investment
   Grade Bond Portfolio              17,951  12.92     231,930     219,062
------------------------------
Fidelity VIP III Growth
   Opportunities Service
   Class Portfolio                    1,357  15.11      20,507      21,525
------------------------------
Janus Aspen Series Balanced
   Portfolio                         10,525  22.57     237,555     240,000
------------------------------
Janus Aspen Series Worldwide
   Growth Portfolio                   8,915  28.54     254,441     261,183
------------------------------
Janus Aspen Series Aggressive
   Growth Service Shares
   Portfolio                            139  21.73       3,029       2,963
------------------------------
Janus Aspen Series Balanced
   Service Shares Portfolio             128  23.31       2,991       2,985
------------------------------
Janus Aspen Series Global
   Technology Service Shares
   Portfolio                         14,618   4.08      59,643      81,498
------------------------------
Janus Aspen Series Worldwide
   Growth Service Shares
   Portfolio                             49  28.38       1,382       1,310
------------------------------
LN Aggressive Growth Fund               106   9.37         993         881
------------------------------
LN Bond Fund                         26,240  12.38     324,823     325,683
------------------------------
LN Capital Appreciation Fund            328  17.36       5,689       6,548
------------------------------
LN Equity Income Fund                   639  15.34       9,802      10,047
------------------------------
LN Global Asset Allocation
   Fund                               2,033  12.58      25,571      24,071
------------------------------
LN International Fund                    83  11.16         921         889
------------------------------
LN Money Market Account             255,417  10.00   2,554,170   2,554,170
------------------------------
LN Social Awareness Fund                217  25.80       5,590       6,322
------------------------------
MFS VIT Capital Opportunities
   Series                                71  13.56         965         881
------------------------------
MFS VIT Emerging Growth Series       27,350  17.98     491,760     705,783
------------------------------
MFS VIT Total Return Series          10,771  18.61     200,450     198,195
------------------------------

LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM VARIABLE LIFE ACCOUNT M
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENTS (CONTINUED)

                                             NET
                                SHARES       ASSET  VALUE OF    COST OF
                                OUTSTANDING  VALUE  SHARES      SHARES
--------------------------------------------------------------------------
MFS VIT Utilities Series             21,998  $15.95 $  350,876  $  463,649
------------------------------
NB AMT Mid-Cap Growth
   Portfolio                         12,217  16.94     206,960     206,511
------------------------------
NB AMT Partners Portfolio             3,509  15.10      52,985      52,518
------------------------------
NB AMT Regency Portfolio                 97   9.97         969         882
------------------------------
OCC Accumulation Global Equity
   Portfolio                          6,288  13.09      82,314      94,603
------------------------------
OCC Accumulation Managed
   Portfolio                          1,044  40.15      41,920      42,336
------------------------------
Putnam VT Growth and Income
   Class IB Fund                         45  23.44       1,056       1,007
------------------------------
Putnam VT Health Sciences
   Class IB Fund                         76  11.70         884         881
------------------------------
Templeton Asset Strategy Fund         1,600  15.51      24,818      29,356
------------------------------
Templeton International
   Securities Fund                   15,483  11.85     183,471     251,164
------------------------------
Templeton International
   Securities Class 2 Fund            4,752  11.74      55,789      64,641
------------------------------
Templeton Growth Securities
   Fund                               4,815  11.09      53,400      60,672
------------------------------
Templeton Growth Securities
   Class 2 Fund                       4,231  11.01      46,586      50,046
------------------------------
Franklin Small Cap Fund                  55  17.97         995         882
------------------------------

6. NEW INVESTMENT FUNDS AND FUND NAME CHANGES

   During 2000, the BT Insurance Fund Trust Family changed its name to the Deutsche Asset Management VIT Funds Trust, the Delaware Group Premium
   Fund, Inc. family of funds changed its name to the Delaware Group Premium Fund (DGPF) and the Templeton Variable Products Series fund family changed its name to Franklin Templeton Variable Insurance Products Trust. Also, during 2000, the Templeton International Fund changed its name to the Templeton International Securities Fund, the Templeton Stock Fund changed its name to the Templeton Growth Securities Fund and the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund.

   Also, during 2000, the AIM V.I. International Equity Fund, the AFIS Growth Class 2 Fund, the AFIS Growth -- Income Class 2 Fund, the AFIS Global Small Cap Class 2 Fund, the Baron Capital Asset 12b1 Fund, the Deutsche VIT EAFE Equity Index Fund, The Deutsche VIT Small Cap Index Fund, the DGPF High Yield Series, the DGPF Devon Series, the DGPF REIT Series, the Fidelity VIP Growth Service Class Portfolio, the Fidelity VIP High Income Service
   Class Portfolio, the Fidelity VIP II Contrafund Service Class Portfolio, the Fidelity VIP III Growth Opportunities Service Class Portfolio, the Janus Aspen Series Balanced Portfolio, the Janus Aspen Series Worldwide Growth Portfolio, the Janus Aspen Series Global Technology Service Class Portfolio, the LN Bond Fund, the LN Capital Appreciation Fund, the LN Equity Income Fund, the LN Global Asset Allocation, the LN Social Awareness Fund, the NB AMT Mid-Cap Growth Portfolio, the NB AMT Partners Portfolio, the Templeton International Securities Class 2 Fund, and the Templeton Growth Securities Class 2 Fund became available as investment options for the Variable Account contract owners of selected policy forms. Accordingly, the 2000 statements of operations and changes in net asset for these subaccounts are for the period from August 28, 2000 (commencement of operations) to December 31, 2000.

   During 2001, the AFIS International Class 2 Fund, the AVPSF Premier Growth Portfolio, the AVPSF Growth and Income Portfolio, the AVPSF AllianceBernstein Small Cap Value Portfolio, the AVPSF Technology Portfolio, the DGPF Growth and Income Series, the DGPF U.S. Growth Series, the Fidelity VIP Equity-Income Service Class Portfolio, the Fidelity VIP Overseas Service Class Portfolio, the Janus Aspen Series Aggressive Growth Service Shares Portfolio, the Janus Aspen Series Balanced Service Shares Portfolio, the Janus Aspen Series Worldwide Growth Service Shares Portfolio, the LN Aggressive Growth Fund Inc., the LN International Fund Inc., the MFS VIT Capital Opportunities Series, the NB AMT Regency Portfolio, the Putnam VT Growth and Income Class IB Fund, the Putnam VT Health Sciences Class IB Fund, and the Franklin Small Cap Fund became available as investment options for Variable Account contract owners of selected policy forms. Accordingly, the 2001 statements of operations and changes in net asset and total return and investment income ratios in footnote 3 for these subaccounts are for the period from October 29, 2001 (commencement of operations) to December 31, 2001.

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of Lincoln Life & Annuity Company of New York
  and
Contract Owners of Lincoln Life & Annuity Flexible Premium Variable
Life Account M

We have audited the accompanying statement of assets and liabilities of Lincoln Life & Annuity Flexible Premium Variable Life Account M ("Variable Account") (comprised of the following subaccounts: AIM Variable Insurance Funds ("AIM V.I.") Capital Appreciation, AIM V.I. Diversified Income, AIM V.I. Growth, AIM V.I. International Equity, AIM V.I. Value, American Funds Insurance Series ("AFIS") Growth Class 2, AFIS Growth-Income Class 2, AFIS Global Small Capitalization Class 2, AFIS International Class 2, Alliance Variable Products Series Fund ("AVPSF") Premier Growth, AVPSF Growth and Income, AVPSF AllianceBernstein Small Cap Value, AVPSF Technology, Baron Capital Asset Fund Insurance Shares, Deutsche Asset Management VIT Funds Trust ("Deutsche VIT") EAFE Equity Index, Deutsche VIT Equity 500 Index, Deutsche VIT Small Cap Index, Delaware Group Premium Fund ("DGPF") High Yield, DGPF Devon, DGPF Emerging Markets, DGPF Growth and Income, DGPF REIT, DGPF Small Cap Value, DGPF Trend, DGPF U.S. Growth, Fidelity Variable Insurance Products Fund ("Fidelity VIP") Equity-Income, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Service Class, Fidelity VIP High Income Service Class, Fidelity VIP Overseas Service Class, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund Service Class, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities Service Class, Janus Aspen Series Balanced, Janus Aspen Series Worldwide Growth, Janus Aspen Series Aggressive Growth Service Shares, Janus Aspen
Series Balanced Service Shares, Janus Aspen Series Global Technology Service Shares, Janus Aspen Series Worldwide Growth Service Shares, Lincoln National ("LN") Aggressive Growth, LN Bond, LN Capital Appreciation, LN Equity-Income, LN Global Asset Allocation, LN International, LN Money Market, LN Social Awareness, MFS Variable Insurance Trust ("MFS VIT") Capital Opportunities, MFS VIT Emerging Growth, MFS VIT Total Return, MFS VIT Utilities, Neuberger Berman Advisers Management Trust ("NB AMT") Mid-Cap Growth, NB AMT Partners, NB AMT Regency, OCC Accumulation Trust ("OCC Accumulation") Global Equity, OCC Accumulation Managed, Putnam Variable Trust ("Putnam VT") Growth and Income Class IB, Putnam VT Health Sciences Class IB, Franklin Templeton Variable Insurance Products Trust ("Templeton") Asset Strategy Class 1, Templeton International Securities Class 1, Templeton International Securities Class 2, Templeton Growth Securities Class 1, Templeton Growth Securities Class 2 and Franklin Small Cap Class 1), as of
December 31, 2001 and the related statements of operations and changes in net assets for each of the respective two years or periods in the period then ended and the period from May 18, 1999 (inception) to December 31, 1999. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life & Annuity Flexible Premium Variable Life Account M as of December 31, 2001 and the results of their operations and changes in net assets for each of the respective two years or periods in the period then ended and the period from May 18, 1999 (inception) to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                             /s/ Ernst & Young LLP

Fort Wayne, Indiana
March 1, 2002

Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Balance Sheets -- Statutory Basis

                                   December 31
                                  2001     2000
                                -------- --------
                                  (in millions)
  -----------------
  Admitted assets
  Cash and investments:
  Bonds                         $1,600.9 $1,535.9
  ------------------------------
  Mortgage loans on real estate    153.9    185.1
  ------------------------------
  Policy loans                     175.0    179.0
  ------------------------------
  Short-term investments              --     27.5
  ------------------------------
  Other investments                  0.3      0.3
  ------------------------------

   Cash and cash equivalents                                  15.6      19.2
  ------------------------------------------------------- --------  --------
  Total cash and investments                               1,945.7   1,947.0
  --------------------------------------------------------
  Premiums and fees in course of collection                    7.0       6.8
  --------------------------------------------------------
  Accrued investment income                                   31.8      30.1
  --------------------------------------------------------
  Other admitted assets                                        2.8       4.8
  --------------------------------------------------------
  Separate account assets                                    357.2     329.8
  ------------------------------------------------------- --------  --------
  Total admitted assets                                   $2,344.5  $2,318.5
  ------------------------------------------------------- ========  ========

  Liabilities and capital and surplus
  Liabilities:
  Policy and contract liabilities:
  --------------------------------------------------------
  Future policy benefits and claims                       $1,760.4  $1,771.5
  --------------------------------------------------------
  Other liabilities                                           45.4      50.2
  --------------------------------------------------------
  Asset valuation reserve                                      6.8      10.4
  --------------------------------------------------------
  Net transfers due from separate accounts                   (15.1)    (12.0)
  --------------------------------------------------------
  Separate account liabilities                               356.4     329.8
  ------------------------------------------------------- --------  --------
  Total liabilities                                        2,153.9   2,149.9
  --------------------------------------------------------

  Capital and surplus:
  Common stock, $100 par value:
   Authorized, issued and outstanding shares -- 20,000
   (owned by The Lincoln National Life Insurance Company)      2.0       2.0
  --------------------------------------------------------
  Paid-in surplus                                            384.1     384.1
  --------------------------------------------------------
  Unassigned surplus -- deficit                             (195.5)   (217.5)
  ------------------------------------------------------- --------  --------
  Total capital and surplus                                  190.6     168.6
  ------------------------------------------------------- --------  --------
  Total liabilities and capital and surplus               $2,344.5  $2,318.5
  ------------------------------------------------------- ========  ========


See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Operations -- Statutory Basis

                                                                                           Year ended December 31
                                                                                            2001    2000    1999
                                                                                           ------  ------  ------
                                                                                                (in millions)
                                                                                           ----------------------
Premiums and other revenues:
Life and annuity premiums                                                                  $248.7  $244.4  $172.7
-------------------------------------------------------------------------------------------
Net investment income                                                                       134.1   132.1   132.2
-------------------------------------------------------------------------------------------
Surrender, cost of insurance, and mortality and expense charges                               9.7     7.4     5.4
-------------------------------------------------------------------------------------------
Amortization of interest maintenance reserve                                                 (0.3)     --     0.9
-------------------------------------------------------------------------------------------
Other income                                                                                  2.8     6.0     2.1
------------------------------------------------------------------------------------------ ------  ------  ------
Total revenues                                                                              395.0   389.9   313.3
-------------------------------------------------------------------------------------------

Benefits and expenses:
Benefits and settlement expenses                                                            228.4   261.6   208.0
-------------------------------------------------------------------------------------------
Underwriting, insurance and other expenses                                                   54.9    48.6    50.0
-------------------------------------------------------------------------------------------
Net transfers to separate accounts                                                           74.1    25.1    28.2
------------------------------------------------------------------------------------------ ------  ------  ------
Total benefits and expenses                                                                 357.4   335.3   286.2
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before dividends to policyholders, federal income taxes (benefit) and
net realized loss on investments                                                             37.6    54.6    27.1
-------------------------------------------------------------------------------------------
Dividends to policyholders                                                                    5.6     5.8     5.6
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before federal income taxes (benefit) and net realized loss on
investments                                                                                  32.0    48.8    21.5
-------------------------------------------------------------------------------------------
Federal income taxes (benefit)                                                                0.4     0.8    (0.4)
------------------------------------------------------------------------------------------ ------  ------  ------
Gain from operations before net realized loss on investments                                 31.6    48.0    21.9
-------------------------------------------------------------------------------------------
Net realized loss on investments                                                            (12.2)   (2.2)   (2.0)
------------------------------------------------------------------------------------------ ------  ------  ------
Net income                                                                                 $ 19.4  $ 45.8  $ 19.9
------------------------------------------------------------------------------------------ ======  ======  ======



See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Changes in Capital and Surplus -- Statutory Basis

                                                                                       Unassigned    Total
                                                                        Common Paid-in Surplus--  Capital and
                                                                        Stock  Surplus  Deficit     Surplus
                                                                        ------ ------- ---------- -----------
                                                                                    (in millions)
                                                                        -------------------------------------
Balances at January 1, 1999                                              $2.0  $384.1   $(274.4)    $111.7
------------------------------------------------------------------------
Net income                                                                 --      --      19.9       19.9
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.9)      (0.9)
------------------------------------------------------------------------
Decrease in nonadmitted assets                                             --      --       0.2        0.2
------------------------------------------------------------------------
Increase in asset valuation reserve                                        --      --      (2.5)      (2.5)
------------------------------------------------------------------------
Increase in liability for reinsurance in unauthorized companies            --      --      (0.6)      (0.6)
------------------------------------------------------------------------
Gain on reinsurance transaction                                            --      --       4.6        4.6
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 1999                                             2.0   384.1    (253.7)     132.4
------------------------------------------------------------------------
Net income                                                                 --      --      45.8       45.8
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.2)      (0.2)
------------------------------------------------------------------------
Increase in nonadmitted assets                                             --      --      (5.5)      (5.5)
------------------------------------------------------------------------
Increase in asset valuation reserve                                        --      --      (2.5)      (2.5)
------------------------------------------------------------------------
Decrease in liability for reinsurance in unauthorized companies            --      --       0.8        0.8
------------------------------------------------------------------------
Change in valuation basis for deposit fund liabilities and accident and
health reserves                                                            --      --      (1.6)      (1.6)
------------------------------------------------------------------------
Amortization of gain on 1999 reinsurance transaction                       --      --      (0.6)      (0.6)
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 2000                                             2.0   384.1    (217.5)     168.6
------------------------------------------------------------------------
Net income                                                                 --      --      19.4       19.4
------------------------------------------------------------------------
Cumulative effect of adoption of codification                                              (1.4)      (1.4)
------------------------------------------------------------------------
Increase in unrealized capital losses                                      --      --      (0.6)      (0.6)
------------------------------------------------------------------------
Decrease in nonadmitted assets                                             --      --       1.5        1.5
------------------------------------------------------------------------
Decrease in asset valuation reserve                                        --      --       3.5        3.5
------------------------------------------------------------------------
Surplus contributed to separate accounts                                   --      --      (0.4)      (0.4)
------------------------------------------------------------------------
Increase from other separate accounts statement                            --      --       0.4        0.4
------------------------------------------------------------------------
Amortization of gain on 1999 reinsurance transaction                       --      --      (0.5)      (0.5)
------------------------------------------------------------------------
Decrease in liability for reinsurance in unauthorized companies            --      --       0.1        0.1
-----------------------------------------------------------------------  ----  ------   -------     ------
Balances at December 31, 2001                                            $2.0  $384.1   $(195.5)    $190.6
-----------------------------------------------------------------------  ====  ======   =======     ======


See accompanying notes.

Lincoln Life & Annuity Company of New York

Statements of Cash Flow -- Statutory Basis

                                                              Year ended December 31
                                                             2001     2000     1999
                                                            -------  -------  -------
                                                                  (in millions)
                                                            -------------------------
Operating activities
Premiums, policy proceeds and other considerations received $ 248.8  $ 244.3  $ 172.5
-----------------------------------------------------------
Investment income received                                    131.4    134.9    138.9
-----------------------------------------------------------
Benefits paid                                                (251.7)  (301.5)  (204.3)
-----------------------------------------------------------
Underwriting, insurance and other expenses paid               (55.2)   (47.5)   (61.7)
-----------------------------------------------------------
Net transfers to separate Accounts                            (77.2)   (29.0)   (34.3)
-----------------------------------------------------------
Federal income taxes recovered (paid)                           0.2      0.5     (0.7)
-----------------------------------------------------------
Dividends to policyholders                                     (5.7)    (5.8)    (5.9)
-----------------------------------------------------------
Other income received and expenses paid, net                   23.7     74.3    (36.7)
----------------------------------------------------------- -------  -------  -------
Net cash provided by (used in) operating activities            14.3     70.2    (32.2)
-----------------------------------------------------------

Investing activities
Sale, maturity or repayment of investments                    275.8    202.6    294.6
-----------------------------------------------------------
Purchase of investments                                      (325.1)  (254.1)  (369.4)
-----------------------------------------------------------
Net decrease (increase) in policy loans                         3.9     (1.5)    (7.1)
----------------------------------------------------------- -------  -------  -------
Net cash used in investing activities                         (45.4)   (53.0)   (81.9)
-----------------------------------------------------------
Net (decrease) increase in cash and short-term investments    (31.1)    17.2   (114.1)
-----------------------------------------------------------
Total cash and short-term investments at beginning of year     46.7     29.5    143.6
----------------------------------------------------------- -------  -------  -------
Total cash and short-term investments at end of year        $  15.6  $  46.7  $  29.5
----------------------------------------------------------- =======  =======  =======



See accompanying notes.

Lincoln Life & Annuity Company of New York

Notes to Financial Statements -- Statutory Basis

December 31, 2001

1. Organization and Summary of Significant Accounting Policies

--------------------------------------------------------------------------------

Organization
Lincoln Life & Annuity Company of New York (the "Company") is a wholly-owned subsidiary of The Lincoln National Life Insurance Company ("Lincoln Life"), which is a wholly-owned subsidiary of Lincoln National Corporation ("LNC"). In 1996, the Company was organized under the laws of the State of New York as a life insurance company and received approval from the New York Insurance Department (the "Department") to operate as a licensed insurance company in the State of New York.

The Company's principal business consists of underwriting annuities and life insurance contracts sold through multiple distribution channels. The Company conducts business only in the State of New York.

Use of Estimates
The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect the amounts reported in the statutory-basis financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

Basis of Presentation
The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The more significant variances from GAAP are as follows:

 Investments
 Bonds are reported at cost or amortized cost or fair value based on their National Association of Insurance Commissioners ("NAIC") rating. For GAAP, the Company's bonds are classified as available-for-sale and, accordingly, are reported at fair value with changes in the fair values reported directly in shareholder's equity after adjustments for related amortization of deferred acquisition costs, additional policyholder commitments and deferred income taxes.

 Effective January 1, 2001 if it is determined that a decline in the fair value of a bond is other than temporary, the cost basis of the bond is written down to fair value. The provision for such declines is charged to realized loss. Impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition.

 All mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than securitized assets that are of high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to its fair value. If high credit quality securities are adjusted, the retrospective method is used.

 Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold. The net deferral is reported as the interest maintenance reserve ("IMR"). Realized capital gains and losses are reported in income net of federal income taxes and transfers to the IMR. When the net amount deferred is a loss, the IMR is recorded at zero, as is the case for the Company at December 31, 2001 and 2000. Under GAAP, realized capital gains and losses are reported in net income, on a pre-tax basis, in the period that the asset giving rise to the gain or loss is sold. Such realized capital gains and losses are reported net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method.

 The asset valuation reserve ("AVR") provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula, and is reported as a liability, with changes reflected directly in unassigned surplus. AVR is not recognized for GAAP.

 Policy Acquisition Costs
 The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance, annuity and other investment-type products, deferred policy acquisition costs, to the extent recoverable from future gross profits, are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, expense margins and actual realized gain (loss) on investments.

 Nonadmitted Assets
 Certain assets designated as "nonadmitted," principally investment income due and accrued past due over 90 days, furniture and equipment, certain receivables, and other assets not specifically identified as an admitted asset within

Lincoln Life & Annuity Company of New York the NAIC Accounting Practices and Procedures Manual ("NAIC APPM"--See Note 2), are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

 Universal Life and Annuity Policies
 Revenues for universal life policies and annuity policies consist of the entire premium received. Under GAAP, premiums received in excess of policy charges are not recognized as premium revenue. Death benefits paid, policy and contract withdrawals, and the change in policy reserves on universal life policies and annuity policies are reported as benefits and settlement expenses in the accompanying Statements of Operations. Under GAAP, withdrawals are treated as a reduction of the policy or contract liabilities and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

 Benefits Reserves
 Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

 Reinsurance
 Premiums, claims and policy benefits and contract liabilities are reported in the accompanying financial statements net of reinsurance amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

 A liability for reinsurance balances has been provided for unsecured policy reserves and unearned premiums ceded to reinsurers not authorized by the Department to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible is established through a charge to income.

 Commission allowances on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs. Business assumed under 100% indemnity reinsurance agreements is accounted for as a purchase for GAAP reporting purposes and the ceding commission represents the purchase price. Under purchase accounting, assets acquired and liabilities assumed are reported at fair value at the date of the transaction and the excess of the purchase price over the sum of the amounts assigned to assets acquired, less liabilities assumed, is recorded as goodwill and amortized over future periods, not to exceed 40 years, in accordance with benefits expected to be derived from the acquisitions. On a statutory-basis, the ceding commission is expensed when paid and reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Employee Benefits
 For purposes of calculating the Company's pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included.

 Deferred Income Taxes
 Deferred income taxes are not provided for differences between financial statement amounts and tax bases of assets and liabilities.

 Policyholder Dividends
 Policyholder dividends are recognized when declared rather than over the term of the related policies.

 Statements of Cash Flow
 Cash, cash equivalents, and short-term investments in the Statements of Cash Flow Represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

Lincoln Life & Annuity Company of New York

A reconciliation of the Company's capital and surplus and net income (loss), as determined in accordance with statutory accounting practices, to amounts determined in accordance with GAAP is as follows:

                                                                                  Capital and Surplus    Net Income (Loss)
                                                                                  ------------------- -----------------------
                                                                                      December 31     Year ended December 31
                                                                                  ------------------- -----------------------
                                                                                    2001       2000    2001    2000    1999
                                                                                  --------   -------- ------  ------  ------
                                                                                     (in millions)         (in millions)
                                                                                  ------------------- -----------------------
Amounts reported on a statutory-basis............................................ $190.6     $168.6   $ 19.4  $ 45.8  $ 19.9
GAAP adjustments:
  Unrealized gain (loss) on investments..........................................   15.9      (22.6)      --      --      --
  Interest maintenance reserve...................................................     --         --     (0.4)   (3.2)    0.4
  Net realized gain (loss) on investments........................................    0.1       (1.5)     1.8     0.3    (6.3)
  Asset valuation reserve........................................................    6.8       10.4       --      --      --
  Policy and contract reserves...................................................  (80.1)     (78.9)    (1.6)   (7.6)   26.0
  Deferred policy acquisition costs ("DAC"), present value of future profits and
   goodwill......................................................................  322.2      329.1      4.8   (15.2)   (6.6)
  Policyholders' share of earnings and surplus on participating business.........   (4.0)      (8.3)     1.1     1.0     1.1
  Deferred income taxes..........................................................    9.4       31.0    (10.0)   (7.8)  (12.2)
  Statutory deferred gain in surplus.............................................   (3.5)      (4.0)     1.5     2.4     2.9
  Nonadmitted assets.............................................................    3.4        5.6       --      --      --
  Other, net.....................................................................    5.7        3.0      0.3     1.5    (5.0)
                                                                                   ------     ------  ------  ------  ------
Net increase (decrease)                                                            275.9      263.8     (2.5)  (28.6)    0.3
                                                                                   ------     ------  ------  ------  ------
Amounts on a GAAP-basis                                                           $466.5     $432.4   $ 16.9  $ 17.2  $ 20.2
                                                                                   ======     ======  ======  ======  ======

Other significant accounting practices are as follows:

 Investments
 Bonds not backed by loans are principally stated at amortized cost and the discount or premium is amortized using the scientific method.

 Mortgage-backed bonds (e.g., CMO's) are valued at amortized cost and income is recognized using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. The net investment in the securities is adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the securities (i.e., the retrospective method). The Company has elected to use actual cost data as of January 1, 1994 as the cost of applying the retrospective method to securities purchased prior to that date.

 Short-term investments include investments with maturities of one year or less at the date of acquisition and are principally stated at amortized cost.

 Cash equivalents are short-term, highly liquid investments with original maturities of three months or less, and are principally stated at amortized cost.

 Other investments consist of the Company's ownership interest in a limited partnership, which is carried based on the Company's interest in the underlying GAAP equity of the partnership. Increases or decreases in the carrying value are credited or charged directly to unassigned surplus as changes in unrealized gain or loss.

 Mortgage loans on real estate are reported at unpaid balances, less allowances for impairments. A mortgage loan is considered to be impaired, when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agree- ment. The impairment is other than temporary when management determines foreclosure is probable. Then, the mortgage loan is written down to fair value and a realized loss is recognized.

 Policy loans are reported at unpaid principal balances.

 Realized capital gains and losses on investments sold are determined using the specific identification method. Changes in admitted asset carrying amounts of bonds and mortgage loans, which result from impairment or premium and discount amortization are credited or charged to income. Other changes in the admitted asset carrying amounts of bonds and mortgage loans are credited or charged directly to unassigned surplus.

 Premiums
 Premiums for group tax-qualified annuity business are recognized as revenue when deposited. Life insurance and individual annuity premiums are recognized as revenue when due.

 Benefit Reserves
 Life, annuity and accident and health benefit reserves are computed in accordance with actuarial standards. The reserves are based on actuarial assumptions that produce reserves at least as great as those called for in any contract provision as to reserve basis and method, and are in accordance with all other contract provisions. The reserves

Lincoln Life & Annuity Company of New York are at least as great as the minimum aggregate amounts required by the Insurance Department.

 The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

 Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

 As of December 31, 2001 and 2000, the Company had $3.9 million and $4.7 million in reserves, respectively, on $414.5 million and $408.1 million of insurance inforce, respectively, on the life line of business for which the gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation.

 Tabular interest, tabular reserves less actual reserves released and tabular cost have been determined by formula or from the basic data for such items. Tabular interest funds not involving life contingencies has been determined using actual interest credited to the funds plus the change in accrued interest.

 Net of reinsurance, liabilities related to deposit-type liabilities, such as dividend accumulations, generally are equal to fund balances less applicable surrender charges.

 Reinsurance Ceded and Assumed
 Reinsurance premiums, benefits and claims and claim adjustment expenses are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

 Pension Benefits
 Costs associated with the Company's defined benefit pension plans are systematically accrued during the expected period of active service of the covered employees.

 Income Taxes
 The Company's federal income tax return is not consolidated with any other entities. Beginning in 2002, the Company has elected to file consolidated federal income tax returns with LNC and certain LNC subsidiaries.

 Assets Held in Separate Accounts and Liabilities Related to Separate Accounts Separate account assets and liabilities reported in the accompanying balance sheets represent segregated funds administered and invested for the exclusive benefit of variable annuity and universal life contractholders and for which the contractholders, rather than the Company, bear the investment risk. Separate account assets and liabilities are reported at fair value. The operations of the separate accounts are not included in the accompanying financial statements. Policy administration and investment management fees charged on separate account policyholder deposits and mortality charges on variable universal life contracts are included in income from surrender, cost of insurance, and mortality and expense charges. Fees charged relative to variable life and annuity administration agreements for separate account products sold by other insurance companies and not recorded on the Company's financial statements are included in income from surrender, cost of insurance, and mortality and expense charges.

 Reclassifications
 Certain amounts reported in the prior years' statutory-basis financial statements have been reclassified to conform with the presentation adopted in the current year. These reclassifications had no effect on unassigned surplus-deficit or on net income of the prior years.

2. Accounting Change and Permitted Statutory Accounting Practice
The Company prepares its statutory-based financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in New York prepare their statutory-basis financial statements in accordance with the NAIC APPM, as adopted by New York.

Accounting changes adopted to conform to the provisions of the NAIC APPM, as adopted by New York, are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased capital and surplus by $1.4 million as of January 1, 2001. Included in this total adjustment are the following items:

                                                           Increase
                                                          (Decrease)
                                                            Surplus
                                                         -------------
                                                         (in millions)
                                                         -------------
          Employee benefit plans........................     $ 0.4
          Cost of collection............................       0.3
          AVR beginning value adjustment for other asset
           changes......................................       0.1
          Bonds and stocks..............................      (0.6)
          Tax deficiency reserve........................      (1.6)
                                                             -----
          Total.........................................     $(1.4)
                                                             =====

The Department recognizes only statutory accounting practices prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company for determining its solvency under the New York Insurance Law. The NAIC APPM, has been adopted as a component of prescribed prac-tices by the State of New York, however, New York has

Lincoln Life & Annuity Company of New York adopted certain prescribed accounting practices that differ from those found in NAIC APPM. The primary differences that affect the Company are the calculation of annuity reserves and the reporting of deferred income taxes.

The NAIC APPM states that reserves should be calculated using the Commissioners Annuity Reserve Valuation Method ("CARVM"), using the "curtate" method. Under curtate CARVM, reserves are calculated as the greatest of the present values (as of the date of valuation) of the future guaranteed benefits provided by the contract at the end of each contract year, less the present value of any future net deposit considerations that are required to be paid. The State of New York, however, requires reserves to be computed using "continuous" CARVM, which utilizes the greatest of the present values of future guaranteed benefits on any day (as opposed to the end of each contract year).

Continuous CARVM reserves tend to be slightly larger than curtate CARVM reserves. If curtate CARVM was applied, future policy benefits and claims and other policyholder funds would decrease by $2.2 million, and net transfers due from separate accounts would decrease by $1.2 million, at December 31, 2001. Surplus would increase by $3.4 million at December 31, 2001, and net income for the year ended December 31, 2001 would decrease by $0.3 million.

Deferred income tax assets and liabilities are not included in the balance sheet per New York Insurance Law. According to the NAIC APPM, these amounts should be reported. The Company had unrecorded net deferred tax assets of $14.9 million and $19.2 million at December 31, 2001 and January 1, 2001, respectively. If these items were recorded, surplus would increase by the same amounts at those dates. The Commissioner of Insurance of the State of New York has the right to permit other specific practices that deviate from practices prescribed by the NAIC APPM.

A reconciliation of the Company's capital and surplus and net income as stated in accordance with accounting practices prescribed by the Department ("New York statutory-basis") and as would be stated pursuant strictly to the NAIC APPM, is shown below.

                                                      Capital
                                                        and    Net
                                                      Surplus Income
                                                      -------------
                                                      (in millions)
                                                      -------------
            Amounts reported on a New York statutory-
             basis................................... $190.6  $19.4
            Differences between New York statutory-
             basis and the NAIC APPM:
              Annuity reserves.......................    3.4   (0.3)
              Net deferred federal income taxes......   14.9     --
                                                      ------  -----
            Amounts as would be reported pursuant to
             the NAIC APPM........................... $208.9  $19.1
                                                      ======  =====

Lincoln Life & Annuity Company of New York

3. Investments


The cost or amortized cost, gross unrealized gains and losses and the fair value of investments in bonds at December 31, 2001, and 2000 are summarized as follows:

                                Cost or    Gross      Gross
                               Amortized Unrealized Unrealized  Fair
                                 Cost      Gains      Losses    Value
                               ----------------------------------------
                                            (in millions)
                               ----------------------------------------
        At December 31, 2001:
          Corporate........... $1,346.3    $37.0      $27.9    $1,355.4
          U.S. government.....     15.5      0.6         --        16.1
          Foreign government..     15.2      1.2        0.1        16.3
          Mortgage-backed.....    207.9      7.5        0.6       214.8
          State and municipal.     16.0      0.1        0.9        15.2
                               --------    -----      -----    --------
                               $1,600.9    $46.4      $29.5    $1,617.8
                               ========    =====      =====    ========
        At December 31, 2000:
          Corporate........... $1,258.0    $12.3      $40.3    $1,230.0
          U.S. government.....     26.1      1.3        0.1        27.3
          Foreign government..     17.1      0.5        0.9        16.7
          Mortgage-backed.....    231.6      4.5        1.5       234.6
          State and municipal.      3.1       --         --         3.1
                               --------    -----      -----    --------
                               $1,535.9    $18.6      $42.8    $1,511.7
                               ========    =====      =====    ========

The cost or amortized cost of bonds at December 31, 2001 and 2000 has been reduced by adjustments of $11.0 million and $1.3 million, respectively, to decrease cost or amortized cost as a result of write-downs of these investments due to impairment and/or the Securities Valuation Office of the NAIC designating certain investments in or near default.

A summary of the cost or amortized cost and fair value of investments in bonds at December 31, 2001, by contractual maturity, is as follows:

                                               Cost or
                                              Amortized  Fair
                                                Cost     Value
                                              ------------------
                                                (in millions)
                                              ------------------
                Maturity:
                  In 2002.................... $   63.0  $   64.1
                  In 2003-2006...............    419.9     429.4
                  In 2007-2011...............    530.0     531.3
                  After 2011.................    380.1     378.2
                  Mortgage-backed securities.    207.9     214.8
                                              --------  --------
                Total........................ $1,600.9  $1,617.8
                                              ========  ========

The expected maturities may differ from the contractual maturities in the foregoing table because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of investments in bonds during 2001, 2000 and 1999, were $145.9 million, $50.8 million and $253.9 million, respectively. Gross gains during 2001, 2000 and 1999, of $3.1 million, $0.4 million and $0.8 million, respectively, and gross losses of $6.5 million, $3.0 million and $7.0 million, respectively, were realized on those sales.

At December 31, 2001 and 2000, investments in bonds, with an admitted asset value of $0.5 million, were on deposit with the Department to satisfy regulatory requirements. At December 31, 2001, the Company did not hold foreign-currency denominated securities.

At December 31, 2001, the Company held unrated or less-than-investment grade corporate bonds of $75.0 million, with an aggregate fair value of $66.9 million. Those holdings amounted to 4.68% of the Company's investments in bonds and 3.20% of the Company's total admitted assets. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

During 2001, the minimum and maximum lending rates for mortgage loans were 7.17% and 7.98%, respectively. At the issuance of a loan, the percentage of loan to value on any one loan did not exceed 79.6%. At December 31, 2001 and 2000, the Company did not hold any mortgages with interest overdue beyond 180 days. At December 31, 2001 impaired loans with a related allowance ($0.1 million) for credit losses are $1.7 million. The average recorded investment in impaired loans was $1.7 million during 2001. The Company recognized interest income of $0.2 million during the period the loans were impaired in 2001. There was no nonadmitted interest due on these mortgage loans at December 31, 2001. As of December 31, 2001, there were no amounts of taxes, assessments or any amount, which had been advanced but not repaid and not included in the mortgage loan total. There are no impaired mortgage loans without an allowance for credit losses at December 31, 2001 or 2000. At December 31, 2001, the Company's recorded investment in impaired securities that have been restructured is $2.0 million, after writedowns. The total impairment recognized as a realized loss during 2001 was $2.1 million.

All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

Lincoln Life & Annuity Company of New York

The major categories of net investment income are as follows:

                                                  Year ended December 31
                                                   2001    2000    1999
                                                  ----------------------
                                                      (in millions)
                                                  ----------------------
        Income:
          Bonds.................................. $110.6  $105.8  $106.6
          Mortgage loans on real estate..........   13.7    14.0    13.5
          Policy loans...........................   10.4    10.6    11.0
          Cash, short-term and other investments.    1.5     3.1     2.4
                                                  ------  ------  ------
        Total investment income..................  136.2   133.5   133.5
        Investment expenses......................    2.1     1.4     1.3
                                                  ------  ------  ------
        Net investment income.................... $134.1  $132.1  $132.2
                                                  ======  ======  ======

Nonadmitted accrued investment income at December 31, 2001 amounted to $1.4 million and consisted principally of investment income on bonds that is over 90 days past due. No accrued investment income was nonadmitted at December 31, 2000.

Net realized capital gains (losses) on investments are reported net of federal income taxes and amounts transferred to the IMR as follows:

                                                                                                    Year ended December 31
                                                                                                     2001    2000   1999
                                                                                                    ---------------------
                                                                                                        (in millions)
                                                                                                    ---------------------
Net realized capital losses on investments......................................................... $(12.8)  $(5.4) $(4.7)
Less amount transferred to IMR (net of related tax benefit of $0.3 million, $1.7 million and
 $1.7 million, in 2001, 2000 and 1999, respectively)...............................................   (0.6)   (3.2)  (3.1)
                                                                                                    ------   -----  -----
                                                                                                     (12.2)   (2.2)  (1.6)
Less federal income taxes on realized capital losses...............................................     --      --    0.4
                                                                                                    ------   -----  -----
Net realized capital losses after transfer to IMR and taxes........................................ $(12.2)  $(2.2) $(2.0)
                                                                                                    ======   =====  =====

4. Federal Income Taxes

Income before federal income taxes differs from the taxable income principally due to the use of net operating loss carryforwards in 2001, 2000 and 1999 of $16.3 million, $29.3 million and $12.7 million, respectively. The remaining portion of the net operating loss at December 31, 2001, of $13.7 million, will be available for use to offset taxable income in future years. The net operating loss carryforward expires in 2013.

No federal income tax payments were made in 1999. The Company received a refund of $3.2 million in 1999 as a result of the utilization of a portion of the net operating loss carryforward. The Company made federal income tax payments of $1.2 million and $0.9 million in 2001 and 2000, respectively, as a result of alternative minimum income tax liabilities. Alternative minimum tax liabilities in 2001, 2000 and 1999 of $0.4 million, $0.6 million and $0.2 million, respectively, are available for recoupment in the event of future net losses.

The components of federal income tax expense (benefit) are as follows:

                                                         2001   2000   1999
                                                         -----  -----  -----
                                                            (in millions)
                                                         -----  -----  -----
   Federal income tax expense (benefit):
     Federal income tax expense (benefit) on operations. $ 0.4  $ 0.8  $(0.4)
     Federal income tax benefit on realized losses......  (0.3)  (1.7)  (1.7)
                                                         -----  -----  -----
   Total federal income tax expense (benefit)...........   0.1   (0.9)  (2.1)
                                                         =====  =====  =====

Lincoln Life & Annuity Company of New York

The Company's federal income tax expense (benefit) differs from the amount obtained by applying the federal statutory rate of 35% to Gain from operations before federal income tax (benefit) and net realized loss on investments for the following reasons:

                                                                              2001    2000   1999
                                                                              -----  ------  -----
                                                                                  (in millions)
                                                                              -----  ------  -----
Expected federal income tax expense.......................................... $11.2  $ 17.1  $ 7.7
Benefit of net operating loss carryforward...................................  (5.7)  (10.3)  (4.5)
Policyholder reserves........................................................  (1.9)   (3.1)  (4.1)
Deferred acquisition costs...................................................  (2.3)   (1.5)  (1.7)
Alternative minimum income tax liability.....................................   0.4     0.6    0.2
Tax preferred investment income..............................................  (0.7)   (0.4)  (0.1)
Other amounts................................................................  (0.6)   (1.6)   2.1
                                                                              -----  ------  -----
Federal income tax expense (benefit) on income before realized capital losses   0.4     0.8   (0.4)
Federal income tax benefit on realized capital losses........................  (0.3)   (1.7)  (1.7)
                                                                              -----  ------  -----
Total federal income tax expense (benefit)................................... $ 0.1  $ (0.9) $(2.1)
                                                                              =====  ======  =====

5. Reserves and Reinsurance

The balance sheet caption "Other admitted assets" includes amounts recoverable from other insurers for claims paid by the Company of $0.6 million at December 31, 2001. The balance sheet caption, "Future policy benefits and claims" has been reduced for insurance ceded by $100.3 million and $87.8 million at December 31, 2001 and 2000, respectively.

The caption "Life and annuity premiums" in the Statements of Operations includes $116.5 million, $122.9 million and $137.7 million of premiums assumed and $31.4 million, $27.0 million and $44.2 million of premiums ceded in 2001, 2000 and 1999, respectively. The caption "Benefits and settlement expenses" in the Statements of Operations is net of reinsurance recoveries of $38.1 million, $16.7 million and $71.8 million for 2001, 2000 and 1999, respectively.

The Company cedes insurance to other companies, including certain affiliates. A portion of risks exceeding the Company's retention limit is reinsured with Lincoln Life. The Company limits its maximum coverage that it retains on an individual to $0.5 million. The accompanying financial statements reflect premiums, benefits and reserves for policy benefits, net of insurance ceded. The Company remains liable if its reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements.

On January 2, 1998, the Company and Lincoln Life entered into an indemnity reinsurance transaction whereby the Company and Lincoln Life reinsured 100% of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). In 1999, the Company received $5.8 million from CIGNA as a result of the final settlement of the statutory-basis values of assets and liabilities for the reinsured business. The $5.8 million is included in the Statements of Operations line item "Other income."

On November 1, 1999, the Company and Lincoln Life reached an agreement to retrocede virtually 100% of the disability income business assumed from CIGNA. A gain on the transaction of $4.6 million, net of tax, was recorded directly in unassigned surplus and is being recognized in statutory earnings over the life of the business with $0.5 million and $0.6 million recognized in income in 2001 and 2000, respectively.

The regulatory required liability for unsecured reserves ceded to unauthorized reinsurers was $0.4 million and $0.5 at December 31, 2001 and 2000, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2001, the Company's reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company's surplus.

In 2001 and 2000, the Company did not commute any ceded reinsurance. The Company did not record reinsurance credits on existing policies during 2001 as a result of new or amended reinsurance agreements.

Neither the Company nor any of its affiliates control any non-affiliated reinsurers with which they do business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2001, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.

At December 31, 2001, the Company had no uncollectible reinsurance and during 2001, the Company established no provision for uncollectible reinsurance and did not write off any ceded reinsurance balances.

Lincoln Life & Annuity Company of New York

At December 31, 2001, the Company's annuity reserves and deposit fund liabilities, including separate accounts, that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment and not subject to discretionary withdrawal provisions are summarized as follows:

                                                      Amount  Percent
                                                     ---------------
                                                      (in millions)
                                                     ---------------
           Subject to discretionary withdrawal with
            adjustment:
             With market value adjustment...........   $237.6    20%
             At book value, less surrender charge...     59.7     5
             At market value........................    330.9    27
           Subject to discretionary withdrawal
            without adjustment at book value with
            minimal or no charge or adjustment......    549.9    45
           Not subject to discretionary withdrawal..     39.8     3
                                                     --------   ---
           Total annuity reserves and deposit fund
            liabilities, before reinsurance.........  1,217.9   100%
                                                                ===
           Less reinsurance.........................      1.8
                                                     --------
           Net annuity reserves and deposit fund
            liabilities, including separate accounts $1,216.1
                                                     ========

At December 31, 2001, the Company had $672.3 million of variable annuity policies with account values subject to guaranteed minimum death benefit ("GMDB") riders. Reserves of $0.7 million (net of $0.6 million of reinsurance reserve credits) are held for annuity policies subject to GMDB riders.

Details underlying the balance sheet caption "Future policy benefits and claims" are as follows:

                                                      December 31
                                                     2001      2000
                                                   ------------------
                                                     (in millions)
                                                   ------------------
           Aggregate reserve for life and accident
            and health............................ $1,730.5  $1,736.7
           Deposit-type contracts.................     27.7      28.1
           Policy and contract claims.............     (3.4)      0.9
           Undistributed earnings on participating
            business..............................      5.5       5.7
           Other..................................      0.1       0.1
                                                   --------  --------
                                                   $1,760.4  $1,771.5
                                                   ========  ========

6. Capital and Surplus

Life insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, the Company exceeds the RBC requirements.

The payment of shareholder dividends by the Company requires 30 day advance notice to the Department and requires that the Superintendent of the department has not disapproved the dividend within such time.

Total assets have been decreased by $2.2 million for non-admitted assets as required by statutory guidance.

7. Employee Benefit Plans

LNC maintains defined benefit pension plans for its employees (including Company employees) and a defined contribution plan for the Company's agents. LNC also maintains 401(k) plans, deferred compensation plans and postretirement medical and life insurance plans for its employees and agents (including the Company's employees and agents). The aggregate expenses and accumulated obligations for the Company's portion of these plans are not material to the Company's statutory-basis results of operations or financial position for any of the periods shown.

LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire ten years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

Lincoln Life & Annuity Company of New York

As of December 31, 2001, there were 44,709 shares of LNC common stock subject to options granted to Company employees under the stock option incentive plans of which 19,906 were exercisable on that date. The exercise prices of the outstanding options range from $24.72 to $50.83.
During 2001, 2000 and 1999, 21,686, 8,235 and 10,201 options became exercisable, respectively. During 2001, 14,949 options were exercised and 4,000 options were forfeited. No options were exercised or forfeited in 2000. During 1999, 2,066 options were exercised and 1,600 options were forfeited.

8. Restrictions, Commitments and Contingencies

Marketing and Compliance Matters
Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company's management continues to monitor the Company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future development will not materially affect the financial position of the Company.

Vulnerability from Concentrations
At December 31, 2001, the Company did not have a material concentration of financial instruments in a single investee or industry. The Company's investments in mortgage loans principally involve commercial real estate. At December 31, 2001, 30% of such mortgages, or $45.8 million, involved properties located in New York and California. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $6.7 million.

At December 31, 2001, the Company did not have a concentration of: 1) business transactions with a particular customer, lender or distributor; 2) revenues from a particular product or service; 3) sources of supply of labor or services used in the business or 4) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to the Company's financial condition.

Contingency Matters
The Company is occasionally involved in various pending or threatened legal proceedings arising from the conduct of business. Most of these proceedings are routine in the ordinary course of business. The Company maintains professional liability insurance coverage for certain claims in excess of $10 million. The degree of applicability of this coverage will depend on the specific facts of each proceeding. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the financial position of the Company.

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes. The Company has accrued for expected assessments net of estimated future premium tax deductions.

9. Fair Value of Financial Instruments

The following methodologies and assumptions were used to determine the estimated fair values of the Company's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of the Company's financial instruments.

Bonds
Fair values of bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments.

Mortgage Loans on Real Estate
The estimated fair values of mortgage loans on real estate are established using a discounted cash flow method based on credit rating, maturity and future income. The rating for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market prices or 3) the fair value of the collateral if the loan is collateral dependent.

Lincoln Life & Annuity Company of New York

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Other Investments and Cash and Short-Term Investments
The carrying value for assets classified as other investments, cash and cash equivalents and short-term investments in the accompanying statutory-basis balance sheets approximate their fair value.

Investment-type Insurance Contracts
The balance sheet caption, "Future policy benefits and claims" includes contracts that are considered to be investment-type contracts for GAAP purposes (i.e., certain annuity contracts). The fair values for the majority of these contracts are based on their approximate surrender values.

The remainder of the balance sheet caption "Future policy benefits and claims" that do not fit the definition of "investment-type insurance contracts" for GAAP are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and fair values have not been determined by the Company. It is the Company's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about the Company's capital and surplus determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. The Company and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Separate Accounts
Assets held in separate accounts are reported in the accompanying statutory-basis balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets. Seed money deposited into the separate accounts by the Company is included as a separate account asset, but not as a separate account liability.

The carrying values and estimated fair values of the Company's financial instruments are as follows:

                                                                   December 31
                                                            2001                2000
                                                     --------------------------------------
                                                     Carrying   Fair     Carrying   Fair
Assets (Liabilities)                                  Value     Value     Value     Value
---------------------------------------------------- ---------------------------------------
                                                                  (in millions)
                                                     --------------------------------------
Bonds............................................... $1,600.9  $1,617.8  $1,535.9  $1,511.7
Mortgage loans on real estate.......................    153.9     157.0     185.1     183.4
Policy loans........................................    175.0     188.1     179.0     190.6
Cash and cash equivalents and short-term investments     15.6      15.6      46.7      46.7
Other invested assets...............................      0.3       0.3       0.3       0.3
Investment-type insurance contracts.................   (857.8)   (847.8)   (876.4)   (825.0)
Separate account assets.............................    357.2     357.2     329.8     329.8
Separate account liabilities........................   (356.4)   (356.4)   (329.8)   (329.8)

10. Transactions with Affiliates
The Company has entered into agreements with Lincoln Life to receive processing and other corporate services. Fees paid to Lincoln Life for such services were $13.0 million, $23.0 million and $22.7 million in 2001, 2000 and 1999, respectively. The Company has also entered into an agreement with Lincoln Life to provide certain processing services. Fees received from Lincoln Life for such services were $1.8 million, $2.4 million and $1.4 million in 2001, 2000 and 1999, respectively. At December 31, 2001, the Company owed Lincoln Life $5.7 million related to these services. At December 31, 2000, Lincoln Life owed the Company $2.4 million related to these services.

The Company has an investment management agreement with an affiliate, Lincoln National Investments, Inc. as of
December 31, 2001 and Lincoln Investment Management, Inc. as of December 31, 2000 and 1999, for investment advisory and asset management services. Fees paid for such investment services were $2.1 million, $1.4 million and $1.3 million in 2001, 2000 and 1999, respectively.

The Company cedes business to one affiliated company, Lincoln Life. The caption "Life and annuity premiums" in the accompanying Statements of Operations has been reduced by $5.7 million, $4.8 million and $6.3 million for premiums paid on these contracts in 2001, 2000 and 1999, respectively. The caption "Future policy benefits and claims" has been reduced by $4.4 million and $2.5 million related to reserve credits taken on these contracts as of December 31, 2001 and 2000, respectively.

Lincoln Life & Annuity Company of New York

11. Separate Accounts

Separate account assets held by the Company consist primarily of mutual funds, long-term bonds, common stocks and short-term investments and are carried at fair value. None of the separate accounts have any minimum income guarantees and the investment risks associated with market value changes are borne entirely by the policyholder.


Separate account premiums, deposits and other considerations amounted to $114.2 million, $61.6 million and $109.6 million in 2001, 2000 and 1999, respectively. Reserves for separate accounts with assets at fair value were $341.2 million and $317.5 million at December 31, 2001 and 2000, respectively. All reserves are subject to discretionary withdrawal at market value.
A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                 Year ended December 31
                                                                                  2001    2000    1999
                                                                                 ----------------------
                                                                                      (in millions)
                                                                                 ----------------------
Transfers as reported in the Summary of Operations of various separate accounts:
  Transfers to separate accounts................................................ $114.2  $ 61.6  $109.6
  Transfers from separate accounts..............................................  (40.1)  (36.5)  (81.4)
                                                                                 ------  ------  ------
Net transfers to separate accounts as reported in the Statements of Operations.. $ 74.1  $ 25.1  $ 28.2
                                                                                 ======  ======  ======

Report of Independent Auditors

Board of Directors
Lincoln Life & Annuity Company of New York

We have audited the accompanying statutory-basis balance sheets of Lincoln Life & Annuity Company of New York (a wholly-owned, indirect subsidiary of Lincoln National Corporation) as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus and cash flow for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2001 and 2000, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2001.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2001 and 2000, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2001, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.

As discussed in Note 2 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the New York Insurance Department.

/s/ Ernst & Young LLP

March 15, 2002

                                    PART II

                        FEES AND CHARGES REPRESENTATION

    Lincoln Life & Annuity Company of New York represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

                                  UNDERTAKING

    Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                INDEMNIFICATION

        (a) Brief description of indemnification provisions.

           In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York (LLANY) provides that LLANY will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LLANY, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, LLANY. Certain additional conditions apply to indemnification in criminal proceedings.

           In particular, separate conditions govern indemnification of directors, officers, and employees of LLANY in connection with suits by, or in the right of, LLANY.

           Please refer to Article VII of the By-Laws of LLANY (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

        (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT


    This Post-Effective Amendment No. 3 to the Registration Statement comprises the following papers and documents:



       The facing sheet;
       The cross reference sheet;
       Prospectus One consisting of 106 pages and Prospectus Two consisting of 108 pages.
       The fees and charges representation;
       The undertaking to file reports;
       Statements regarding indemnification;
       Contents of Registration Statement
       Exhibits List
       The signatures
       Powers of Attorney
       Consents of:
           Robert O. Sheppard, Esquire
           Vaughn W. Robbins, FSA
           Ernst & Young LLP, Independent Auditors


    1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:
        (1) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account. (2)

        (2) Not applicable.
        (3) (a) Revised and Amended Principal Underwriting Agreement between Lincoln Financial Advisors Corporation and Lincoln Life & Annuity Company of New York. (4)
            (b) Selling Group Agreement. (4)
            (c) Commission Schedule for Variable Life Policies. (5)
        (4) Not applicable.
        (5) (a)  Forms of Policy and Application.
                (1) Policy Form LN 680 NY. (6)
                (2) Application B 10399 NY. (5)

                (3) Addendum to Application B 15 NY. (9)

            (b) Riders. LR 434 NY LNY and LR 435 NY LNY. (3)
            (c) Death Benefit Option 3 - Policy Form B 10424 NY (7)
            (d) Accounting Value Rider - Policy Form LR 500 NY (7)
            (e) Change of Insured Rider - Policy Form LR 496 NY (7)

            (f)  Estate Tax Repeal Rider - Policy Form LR511 NY (8)

        (6) (a) Articles of Incorporation of Lincoln Life & Annuity Company of New York. (1)
            (b) Bylaws of Lincoln Life & Annuity Company of New York. (1)
        (7) Not applicable.
        (8) Fund Participation Agreements and Amendments thereto:

           Agreements between Lincoln Life & Annuity Company of New York and:


            (a) AIM Variable Insurance Funds.


            (b) Alliance Variable Products Series Fund, Inc.


            (c) American Funds Insurance Series


            (d) Baron Capital Funds Trust.


            (e) BT Insurance Funds Trust.


            (f)  Delaware Group Premium Fund, Inc.


            (g) Fidelity Variable Insurance Products Fund.


            (h) Franklin Templeton Variable Products Series Fund.


            (i)  Janus Aspen Series.


            (j)  Lincoln National Funds.


            (k) MFS-Registered Trademark- Variable Insurance Trust.


            (l)  Neuberger & Berman Advisers Management Trust.


            (m) Putnam Variable Trust.


        (9) Service Agreement and amendments thereto between LLANY and Delaware Service Co. Inc.(10)

        (10) See Exhibit 1(5).
    2.  See Exhibit 1(5).

    3.  Opinion and Consent of Robert O. Sheppard, Esq.

    4.  Not applicable.
    5.  Not applicable.
    6.  Opinion and consent of Vaughn W. Robbins, FSA
    7.  Consent of Ernst & Young LLP, Independent Auditors.
    8.  Not applicable.
------------------------
(1) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-38007) filed on October 16, 1997.

(2) Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form S-6 (File No. 333-42507) filed on July 2, 1998.

(4) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File 333-93875) filed on April 27, 2000.

(5) Incorporated by reference to Post-Effective Amendment No. 6 on Form S-6 (File No. 333-42507) filed on July 28, 2000.

(6) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-52194) filed on December 19, 2000.

(7) Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.


(8) Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6 (File No. 333-52194) filed November 13, 2001.



(9) Incorporated by reference to Registration Statement on Form S-6 (File No. 333-84684) filed on March 21, 2002.



(10) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-43373) filed on April 4, 2002.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M (File
No. 333-52194), has caused this Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 23rd day of April, 2002. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.


                                        LINCOLN LIFE & ANNUITY FLEXIBLE PREMIUM
                                          VARIABLE LIFE ACCOUNT M
                                          (REGISTRANT)

                                        By           /s/ GARY W. PARKER
                                          --------------------------------------
                                           Gary W. Parker
                                          SECOND VICE PRESIDENT AND DIRECTOR OF
                                          LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                           YORK

                                           LINCOLN LIFE & ANNUITY COMPANY OF NEW
                                           YORK
                                          (DEPOSITOR)

                                        By           /s/ GARY W. PARKER
                                          --------------------------------------
                                                      Gary W. Parker
                                            SECOND VICE PRESIDENT AND DIRECTOR

    Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registration Statement (File
No. 333-52194) has been signed below on April 23, 2002, by the following persons, as officers and directors of the Depositor, in the capacities indicated:


                      SIGNATURE                                   TITLE
                      ---------                                   -----
               /s/ LORRY J. STENSRUD *                 President and Director
     -------------------------------------------        (Principal Executive
                  Lorry J. Stensrud                     Officer)

                                                       Second Vice President and
                 /s/ JANET CHRZAN *                     Chief Financial Officer
     -------------------------------------------        (Principal Financial
                    Janet Chrzan                        Officer and Principal
                                                        Accounting Officer)

                 /s/ JOHN H. GOTTA *                   Second Vice President,
     -------------------------------------------        Assistant Secretary, and
                    John H. Gotta                       Director

                /s/ GARY W. PARKER *
     -------------------------------------------       Second Vice President and
                   Gary W. Parker                       Director

              /s/ J. PATRICK BARRETT *
     -------------------------------------------       Director
                 J. Patrick Barrett

                /s/ ROBERT D. BOND *
     -------------------------------------------       Director
                   Robert D. Bond

                 /s/ JON A. BOSCIA *
     -------------------------------------------       Director
                    Jon A. Boscia

           /s/ BARBARA STEURY KOWALCZYK *
     -------------------------------------------       Director
              Barbara Steury Kowalczyk

           /s/ MARGUERITE LEANNE LACHMAN *
     -------------------------------------------       Director
              Marguerite Leanne Lachman

              /s/ LOUIS G. MARCOCCIA *
     -------------------------------------------       Director
                 Louis G. Marcoccia

               /s/ JOHN M. PIETRUSKI *
     -------------------------------------------       Director
                  John M. Pietruski

                 /s/ RON J. PONDER *
     -------------------------------------------       Director
                    Ron J. Ponder

              /s/ RICHARD C. VAUGHAN *
     -------------------------------------------       Director
                 Richard C. Vaughan

               /s/ MARK E. REYNOLDS *
     -------------------------------------------       Director
                  Mark E. Reynolds

*By: /s/ GARY W. PARKER
    ----------------------------------
    Gary W. Parker, pursuant to a
Power of Attorney filed with this
    Post-Effective Amendment No. 3 to
    the Registration Statement.

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 3rd day of August 2001.

              SIGNATURE                        TITLE
              ---------                        -----
                                        Second Vice
          /s/ JOHN H. GOTTA              President,
--------------------------------------   Assistant
            John H. Gotta                Secretary, and
                                         Director

                               POWER OF ATTORNEY

    We, the undersigned directors and officers of Lincoln Life & Annuity Company of New York, hereby severally constitute and appoint Gary W. Parker, Robert O. Sheppard, and Christine S. Frederick individually, our true and lawful attorneys-in-fact, with full power to each of them to sign for us, in our names and in the capacities indicated below, any and all Registration Statements on Form S-6 or Form N-6, and amendments thereto, filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by our attorneys-in-fact to any such amendment to said Registration Statement. The execution of this document by each of the undersigned hereby revokes any and all Powers of Attorney previously executed by said individuals for this specific purpose.

    WITNESS our hands and common seal on this 9th day of August 2001.

                 SIGNATURE                                TITLE
                 ---------                                -----
           /s/ LORRY J. STENSRUD                President and Director
          ------------------------               (Principal Executive
             Lorry J. Stensrud                   Officer)

                                                Second Vice President and
              /s/ JANET CHRZAN                   Chief Financial Officer
          ------------------------               (Principal Financial
                Janet Chrzan                     Officer and Principal
                                                 Accounting Officer)

             /s/ GARY W. PARKER
          ------------------------              Second Vice President and
               Gary W. Parker                    Director

           /s/ J. PATRICK BARRETT
          ------------------------              Director
             J. Patrick Barrett

             /s/ ROBERT D. BOND
          ------------------------              Director
               Robert D. Bond

             /s/ JON A. BOSCIA
          ------------------------              Director
               Jon A. Boscia

             /s/ BARBARA STEURY
                 KOWALCZYK
          ------------------------              Director
          Barbara Steury Kowalczyk

           /s/ MARGUERITE LEANNE
                  LACHMAN
          ------------------------              Director
             Marguerite Leanne
                  Lachman

           /s/ LOUIS G. MARCOCCIA
          ------------------------              Director
             Louis G. Marcoccia

           /s/ JOHN M. PIETRUSKI
          ------------------------              Director
             John M. Pietruski

             /s/ RON J. PONDER
          ------------------------              Director
               Ron J. Ponder

            /s/ MARK E. REYNOLDS
          ------------------------              Director
              Mark E. Reynolds

           /s/ RICHARD C. VAUGHAN
          ------------------------              Director
             Richard C. Vaughan

FOR ROBERT D. BOND

             STATE OF INDIANA                         Subscribed and sworn to before me this
             COUNTY OF ALLEN                          9th day of August 2001

               /s/ BRENDA S. HENLINE
     -----------------------------------------
                 Brenda S. Henline
                           Notary Public
                 Commission Expires 2/16/07

FOR JANET CHRZAN

             STATE OF INDIANA                         Subscribed and sworn to before me this
             COUNTY OF ALLEN                          9th day of August 2001

               /s/ TINA M. DRZEWIECKI
     -----------------------------------------
                 Tina M. Drzewiecki
                           Notary Public
                Commission Expires 12/20/08

FOR RON J. PONDER

           STATE OF NEW JERSEY                        Subscribed and sworn to before me this
             COUNTY OF MORRIS                         9th day of August 2001

                 /s/ BARBARA WELSH
     -----------------------------------------
                   Barbara Welsh
                           Notary Public
                       Commission Expires 3/5/02